UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments One Freedom Valley Drive Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2011

Date of reporting period: March 31, 2011

Item 1.	Reports to Stockholders.

SEI Institutional International Trust

Semi-Annual Report as of March 31, 2011

International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Argentina — 0.0%
Other Securities	0.0%		$24

Australia — 3.1%
Newcrest Mining	0.5	242,359	9,980
Rio Tinto	0.3	63,165	5,536
Other Securities	2.3		47,458

			62,974

Austria — 0.3%
Other Securities	0.3		6,342

Belgium — 1.4%
InBev	0.6	220,018	12,550
Other Securities	0.8		14,687

			27,237

Bosnia and Herzegovina — 0.1%
Other Securities	0.1		2,242

Brazil — 1.7%
Other Securities	1.7		33,116

Canada — 3.9%
Silver Wheaton	0.4	203,800	8,824
Other Securities	3.5		68,923

			77,747

Chile — 0.3%
Other Securities	0.3		5,968

China — 0.9%
Other Securities	0.9		18,998

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Denmark — 1.3%
Novo Nordisk, Cl B	0.5%	85,061	$10,701
Other Securities	0.8		15,275

			25,976

Finland — 1.0%
Other Securities	1.0		20,022

France — 9.4%
AXA	0.8	749,237	15,678
BNP Paribas (A)	1.1	290,884	21,304
GDF Suez	0.4	210,982	8,608
LVMH Moet Hennessy Louis Vuitton	0.5	67,657	10,725
Sanofi-Aventis (A)	0.9	256,070	17,979
Schneider Electric (A)	0.8	97,225	16,639
Vinci	0.4	139,826	8,750
Other Securities	4.5		88,705

			188,388

Germany — 7.7%
Bayerische Motoren Werke	0.5	115,716	9,648
Linde (A)	0.8	107,070	16,934
Muenchener Rueckversicherungs (A)	0.5	58,371	9,195
SAP	0.5	153,686	9,422
Siemens	1.3	184,878	25,373
Other Securities	4.1		84,514

			155,086

Greece — 0.3%
Other Securities	0.3		6,677

Guernsey — 0.0%
Other Securities	0.0		27

Hong Kong — 2.5%
Other Securities	2.5		49,107

India — 0.0%
Other Securities	0.0		828

Indonesia — 0.1%
Other Securities	0.1		1,899

Ireland — 0.6%
Experian	0.4	721,381	8,927
Other Securities	0.2		3,337

			12,264

Israel — 0.5%
Other Securities	0.5		9,813

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Italy — 2.0%
Other Securities	2.0%		$39,809

Japan — 17.1%
Fanuc	0.5	63,600	9,661
Honda Motor	0.9	485,200	18,295
KDDI	0.6	1,859	11,551
Sekisui Chemical	0.4	1,077,000	8,460
Seven & I Holdings	0.5	422,100	10,807
Sony Financial Holdings	0.5	513,000	10,213
Sumitomo Mitsui Financial Group	0.5	321,900	10,044
Toyota Motor	0.6	281,700	11,386
Yaskawa Electric	0.5	829,000	9,862
Other Securities	12.1		243,806

			344,085

Jersey — 0.2%
Other Securities	0.2		4,863

Malaysia — 0.2%
Other Securities	0.2		2,991

Mexico — 0.1%
Other Securities	0.1		2,453

Netherlands — 5.8%
Akzo Nobel	0.9	252,784	17,391
Reed Elsevier	0.6	900,917	11,609
TNT	0.7	547,725	14,069
Other Securities	3.6		72,875

			115,944

New Zealand — 0.4%
Telecom of New Zealand	0.4	5,541,007	8,495

Norway — 1.6%
DnB (A)	0.7	982,079	15,064
Statoil (A)	0.5	330,714	9,165
Other Securities	0.4		7,373

			31,602

Poland — 0.1%
Other Securities	0.1		2,001

Portugal — 0.1%
Other Securities	0.1		1,225

Russia — 0.1%
Other Securities	0.1		2,065

Singapore — 1.2%
Other Securities	1.2		23,769

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Africa — 0.7%
Other Securities	0.7%		$14,234

South Korea — 2.8%
Samsung Electronics	0.6	13,730	11,666
Other Securities	2.2		45,114

			56,780

Spain — 1.3%
Other Securities	1.3		27,012

Sweden — 1.8%
Other Securities	1.8		36,130

Switzerland — 8.0%
Givaudan	0.7	14,019	14,152
Nestle	0.7	252,942	14,557
Nobel Biocare Holding	0.4	388,165	8,079
Novartis	1.4	523,554	28,511
Roche Holding	0.8	111,189	15,946
Sulzer	0.4	55,012	8,322
UBS	0.6	680,151	12,252
Xstrata	0.5	418,246	9,768
Other Securities	2.5		49,712

			161,299

Taiwan — 0.1%
Other Securities	0.1		1,935

Turkey — 0.0%
Other Securities	0.0		437

United Kingdom — 15.6%
AstraZeneca	0.5	231,803	10,638
Aviva	0.4	1,270,828	8,816
BG Group	0.8	620,679	15,431
British American Tobacco	0.7	355,970	14,276
Diageo	0.4	446,407	8,479
Kingfisher	0.5	2,689,775	10,602
Rio Tinto	1.1	306,673	21,526
Rio Tinto ADR	0.3	69,100	4,914
Rolls-Royce Group	0.9	1,884,155	18,695
Vodafone Group	1.7	12,048,241	34,087
Other Securities	8.3		166,137

			313,601

United States — 0.3%
Other Securities	0.3		6,890

			6,890

Total Common Stock (Cost $1,675,951) ($ Thousands)			1,902,355

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.4%

Brazil — 0.0%
Other Securities	0.0%		$361

			361

Germany — 0.4%
Other Securities	0.4		7,427

Total Preferred Stock (Cost $7,191) ($ Thousands)			7,788

RIGHTS* — 0.0%

Germany — 0.0%
Other Securities	0.0		580

Singapore — 0.0%
Other Securities	0.0		—

Total Rights (Cost $0) ($ Thousands)			580

WARRANTS* — 0.2%

India — 0.2%
Other Securities	0.2		4,941

Total Warrant (Cost $3,531) ($ Thousands)			4,941

U.S. TREASURY OBLIGATIONS — 0.3%
Other Securities	0.3		5,601

Total U.S. Treasury Obligations (Cost $5,600) ($ Thousands)			5,601

AFFILIATED PARTNERSHIP — 4.7%

United States — 4.7%
SEI Liquidity Fund, L.P. 0.200%**† (B)	4.7	96,443,795	94,615

Total Affiliated Partnership (Cost $96,444) ($ Thousands)			94,615

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	2.7	54,757,208	54,757

Total Cash Equivalent (Cost $54,757) ($ Thousands)			54,757

Total Investments — 102.8% (Cost $1,843,474) ($ Thousands)††			$2,070,637

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	540	Jun-2011	$816
FTSE 100 Index	178	Jun-2011	624
Hang Seng Index	13	Apr-2011	40
Nikkei 225 Index	13	Jun-2011	(58)
SPI 200 Index	47	Jun-2011	396
Topix Index	140	Jun-2011	(794)

			$1,024

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,013,916 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Affiliated security.

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $89,527 ($ Thousands) (See Note 9).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2011 was $94,615 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,902,355	$—	$—	$1,902,355
Preferred Stock	7,788	—	—	7,788
Rights	580	—	—	580
Warrants	—	4,941	—	4,941
U.S. Treasury Obligations	—	5,601	—	5,601
Affiliated Partnership	—	94,615	—	94,615
Cash Equivalent	54,757	—	—	54,757

Total Investments in Securities	$1,965,480	$105,157	$—	$2,070,637

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,024	$—	$—	$1,024

Total Other Financial Instruments	$1,024	$—	$—	$1,024

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.3%

Argentina — 0.2%
Other Securities	0.2%		$1,779

Australia — 0.1%
Other Securities	0.1		737

Brazil — 10.8%
Banco do Brasil	0.5	246,925	4,470
BM&F Bovespa	0.4	505,449	3,682
Diagnosticos da America	0.4	304,266	3,909
Gerdau ADR (A)	0.4	294,874	3,686
Petroleo Brasileiro	1.0	509,988	10,179
Petroleo Brasileiro ADR (A)	0.3	74,360	3,006
Totvs	0.6	320,885	6,154
Vale	0.8	241,825	7,952
Vale ADR, Cl B	0.6	170,636	5,691
Other Securities	5.8		55,334

			104,063

Canada — 0.6%
Other Securities	0.6		5,528

Chile — 0.7%
Other Securities	0.7		6,589

China — 10.9%
Bank of China, Cl H	0.6	9,460,394	5,266
China Coal Energy, Cl H	0.1	723,000	985
China Construction Bank, Cl H	0.5	5,596,188	5,245
China Life Insurance, Cl H	0.1	134,000	503
China Oilfield Services, Cl H	0.1	586,000	1,326
China Petroleum & Chemical ADR (A)	0.3	24,531	2,467
China Railway Construction, Cl H	0.1	1,058,000	1,099
China Railway Group, Cl H	0.1	1,402,000	905

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

China Shenhua Energy, Cl H	0.2%	334,000	$1,574
Dongfeng Motor Group, Cl H	0.1	638,120	1,086
Industrial & Commercial Bank of China, Cl H	0.4	4,328,929	3,595
Maanshan Iron & Steel, Cl H	0.1	1,018,000	551
PetroChina ADR (A)	0.2	15,091	2,298
PetroChina, Cl H	0.4	2,632,119	3,986
Yanzhou Coal Mining, Cl H	0.2	532,000	1,936
Zhejiang Expressway, Cl H	0.1	899,922	819
Zhuzhou CSR Times Electric, Cl H	0.4	1,017,138	3,858
Other Securities	6.9		67,543

			105,042

Colombia — 0.5%
Other Securities	0.5		4,937

Cyprus — 0.4%
Other Securities	0.4		4,347

Czech Republic — 0.2%
Other Securities	0.2		2,220

Egypt — 0.3%
Other Securities	0.3		2,563

Hong Kong — 5.7%
China Mobile	1.2	1,254,499	11,556
China Mobile ADR	0.1	19,700	911
China Resources Power Holdings	0.1	618,000	1,190
China State Construction
International Holdings	0.3	2,977,820	2,718
CNOOC	0.6	2,360,238	5,947
Cosco International Holdings	0.0	344,729	222
GOME Electrical Appliances Holdings (A) (B)	0.4	10,480,976	3,692
Huabao International Holdings	0.4	2,288,707	3,519
Sinotruk Hong Kong	0.0	186,000	159
Other Securities	2.6		24,848

			54,762

Hungary — 0.3%
Other Securities	0.3		2,606

India — 6.5%
Allahabad Bank	0.1	176,490	909
Andhra Bank	0.1	273,765	925
Bank	0.0	14,494	207
Bank of Baroda	0.3	148,860	3,221
Bank of India	0.2	159,077	1,696
Cairn India*	0.4	435,714	3,429
Canara Bank	0.1	84,826	1,191

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Hindustan Petroleum	0.1%	102,190	$817
Mahanagar Telephone Nigam*	0.1	507,220	516
Oil & Natural Gas	0.1	205,693	1,344
Reliance Industries	0.4	144,500	3,399
Union Bank of India	0.0	23,238	181
Vijaya Bank	0.0	208,600	372
Other Securities	4.6		44,739

			62,946

Indonesia — 2.8%
Astra International	0.5	675,404	4,421
Bank Rakyat Indonesia	0.5	7,137,752	4,713
Other Securities	1.8		17,475

			26,609

Israel — 0.2%
Other Securities	0.2		2,160

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR*	0.4	370,617	3,732
Other Securities	0.4		4,473

			8,205

Malaysia — 2.1%
Axiata Group*	0.4	2,195,194	3,472
Other Securities	1.7		16,971

			20,443

Mexico — 3.5%
America Movil, Ser L	0.6	1,839,605	5,344
Genomma Lab Internacional, Cl B*	0.4	1,709,445	3,862
Grupo Financiero Banorte, Cl O	0.6	1,241,437	5,838
Other Securities	1.9		18,712

			33,756

Netherlands — 0.2%
Other Securities	0.2		1,899

Nigeria — 0.1%
Other Securities	0.1		1,183

Peru — 0.1%
Intergroup Financial*	0.0	8,301	240
Other Securities	0.1		511

			751

Philippines — 0.7%
Other Securities	0.7		6,360

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Poland — 1.0%
Other Securities	1.0%		$10,056

Russia — 7.2%
Gazprom Neft JSC ADR	0.0	7,896	208
Globaltrans Investment GDR	0.4	195,447	3,594
Lukoil ADR	1.0	132,574	9,465
Mobile Telesystems ADR	0.4	167,606	3,558
OAO Gazprom ADR	1.3	390,653	12,646
Rosneft Oil GDR	0.3	347,206	3,174
Sberbank GDR	0.6	12,857	5,382
VTB Bank GDR	0.4	606,985	4,249
Other Securities	2.8		27,785

			70,061

Singapore — 0.2%
Other Securities	0.2		2,063

South Africa — 7.0%
ABSA Group	0.2	110,697	2,235
Exxaro Resources	0.5	210,881	5,162
Impala Platinum Holdings	0.5	158,669	4,595
MTN Group	1.2	579,082	11,700
Standard Bank Group	0.7	467,259	7,189
Other Securities	3.9		37,246

			68,127

South Korea — 12.8%
Hyundai Mobis	0.7	21,527	6,427
Hyundai Motor	0.4	23,764	4,398
KB Financial Group	0.5	89,060	4,668
Samsung Electronics	3.0	33,701	28,633
Shinhan Financial Group	0.5	115,626	5,254
Other Securities	7.7		74,251

			123,631

Taiwan — 8.7%
High Tech Computer	0.9	211,633	8,276
Hon Hai Precision Industry	0.4	1,052,942	3,688
Taiwan Semiconductor
Manufacturing ADR (A)	0.1	112,822	1,374
Taiwan Semiconductor
Manufacturing	1.0	3,831,614	9,199
Tripod Technology	0.3	741,354	3,265
Other Securities	6.0		58,198

			84,000

Thailand — 1.7%
Other Securities	1.7		15,986

Turkey — 2.5%
Other Securities	2.5		24,052

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

United Kingdom — 1.1%
Other Securities	1.1%		$10,747

United States — 0.4%
Other Securities	0.4		3,677

Total Common Stock (Cost $718,413) ($ Thousands)			871,886

PREFERRED STOCK — 4.7%

Brazil — 4.8%
Cia de Bebidas das Americas ADR	0.4	119,285	3,377
Petroleo Brasileiro, Cl Preference	0.3	185,142	3,238
Petroleo Brasileiro Sponsored ADR, Cl A (A)	0.8	204,725	7,276
Randon Participacoes	0.4	507,900	3,481
Vale, Cl A	0.2	78,331	2,284
Vale ADR, Cl B (A)	0.6	191,835	5,663
Other Securities	2.1		21,167

Total Preferred Stock (Cost $35,723) ($ Thousands)			46,486

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49 (C)	0.0	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

EXCHANGE TRADED FUNDS — 3.0%

United States — 3.0%
iShares MSCI Emerging Markets Index Fund	2.9	582,659	28,370
Other Securities	0.1		661

Total Exchange Traded Funds (Cost $28,177) ($ Thousands)			29,031

AFFILIATED PARTNERSHIP — 4.6%

United States — 4.6%
SEI Liquidity Fund, L.P. 0.200%**† (D)	4.6	45,671,397	44,707

Total Affiliated Partnership (Cost $45,671) ($ Thousands)			44,707

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, C1 A 0.080%**†	0.4%	3,387,907	$3,388

Total Cash Equivalent (Cost $3,388) ($ Thousands)			3,388

Total Investments — 103.1% (Cost $831,373) ($ Thousands)††			$995,498

Percentages are based on a Net Assets of $965,688 ($ Thousands).

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Affiliated security.

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $33,243 ($ Thousands) (See Note 9).

(B)	Securities considered illiquid. The total market value of such securities as of March 31, 2011 was $5,846 ($ Thousands) and represented 0.6% of Net Assets.

(C)	Variable Rate Security — The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2011.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2011 was $44,707 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$871,886	$—	$—	$871,886
Preferred Stock	46,486	—	—	46,486
Debenture Bond	—	—	—	—
Exchange Traded Funds	29,031	—	—	29,031
Affiliated Partnership	—	44,707	—	44,707
Cash Equivalent	3,388	—	—	3,388

Total Investments in Securities	$950,791	$44,707	$—	$995,498

For the six month period ended March 31, 2011, there were no transfers between Level 1 and into Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 87.5%

Australia — 1.5%
Other Securities	1.5%		$6,992

Austria — 0.2%
Other Securities	0.2		1,184

Belgium — 0.6%
Other Securities	0.6		2,942

Brazil — 0.3%
Other Securities	0.3		1,394

Canada — 4.4%
Export Development Canada MTN
2.375%, 03/19/12	0.2	800	815
Government of Canada
5.750%, 06/01/33	0.4	1,300	1,733
5.000%, 06/01/14	0.8	3,600	4,013
5.000%, 06/01/37	0.3	1,300	1,606
4.500%, 06/01/15	0.5	2,075	2,299
3.750%, 06/01/12	0.3	1,510	1,593
3.500%, 06/01/20	0.3	1,475	1,533
3.250%, 06/01/21	0.4	2,000	2,022
2.000%, 12/01/14	0.3	1,500	1,520
Other Securities	0.9		3,673

			20,807

Chile — 0.1%
Other Securities	0.1		702

Colombia — 0.1%
Other Securities	0.1		681

Czech Republic — 0.1%
Other Securities	0.1		323

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Denmark — 0.9%
Other Securities	0.9%		$4,508

Finland — 0.2%
Other Securities	0.2		855

France — 9.4%
Caisse d’Amortissement de la Dette Sociale MTN
4.500%, 09/04/13	0.8	2,600	3,876
EDF
6.500%, 01/26/19 (A)	0.1	250	287
4.000%, 11/12/25	0.0	150	194
Government of France
5.000%, 10/25/16	0.3	910	1,418
4.750%, 04/25/35	0.7	2,135	3,284
4.500%, 04/25/41	0.3	950	1,414
3.750%, 04/25/21	0.7	2,300	3,266
3.500%, 04/25/20	0.3	1,165	1,636
3.000%, 10/25/15	1.3	4,350	6,218
2.500%, 10/25/20	1.4	5,200	6,663
Societe Financement de l’Economie Francaise
2.125%, 01/30/12 (A)	0.5	2,430	2,463
Other Securities	3.0		14,150

			44,869

Germany — 12.3%
Bundesobligation, Ser 159
2.000%, 02/26/16	0.1	235	323
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31	0.0	100	173
Bundesrepublik Deutschland, Ser 02
5.000%, 01/04/12	0.0	25	36
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34	0.3	800	1,280
3.750%, 07/04/13	0.2	785	1,160
3.000%, 07/04/20	0.6	2,075	2,869
2.500%, 01/04/21	0.4	1,412	1,863
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15	0.9	3,025	4,508
Bundesrepublik Deutschland, Ser 05
3.500%, 01/04/16	1.2	3,850	5,675
Bundesrepublik Deutschland, Ser 06
3.750%, 01/04/17	0.6	2,030	3,017
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/39	0.0	100	152
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40	0.5	1,305	2,147
4.250%, 07/04/18	0.0	125	191
Bundesrepublik Deutschland, Ser 09
3.250%, 01/04/20	0.1	430	609

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Bundesschatzanweisungen
1.500%, 06/10/11	1.7%		5,750	$8,171
1.000%, 12/14/12	2.3		7,950	11,153
Kreditanstalt fuer Wiederaufbau
5.375%, 01/29/14	0.2	GBP	450	781
4.375%, 10/11/13	0.3		1,050	1,562
3.875%, 01/21/19	0.3		1,075	1,554
3.375%, 08/30/17	0.1	CHF	370	445
Other Securities	2.5			11,295

				58,964

Hong Kong — 0.1%
Other Securities	0.1			305

Hungary — 0.1%
Other Securities	0.1			651

Ireland — 0.6%
Other Securities	0.6			2,797

Italy — 5.0%
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/27	0.2		500	791
5.000%, 09/01/40	0.4		1,375	1,784
4.750%, 09/01/21	1.5		5,075	7,133
4.500%, 03/01/19	0.1		400	568
4.250%, 09/01/19	0.2		735	1,022
4.250%, 02/01/15	0.5		1,750	2,537
4.250%, 10/15/12	0.2		585	853
4.000%, 09/01/20	0.4		1,430	1,924
3.750%, 03/01/21	0.2		600	784
3.500%, 06/01/14	0.3		1,100	1,565
Other Securities	1.0			4,925

				23,886

Japan — 18.2%
Government of Japan 5 Year Bond, Ser 70
0.800%, 03/20/13	1.0		397,000	4,846
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13	0.1		51,300	626
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/15	1.6		626,600	7,888
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16	0.7		250,000	3,203
Government of Japan 10 Year Bond, Ser 286
1.800%, 06/20/17	0.3		96,450	1,244
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17	3.2		1,182,950	15,165

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18	1.5%	565,250	$7,018
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19	0.6	235,300	2,953
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20	2.8	1,109,650	13,575
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20	1.7	614,450	8,273
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27	1.4	558,950	6,948
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29	0.1	39,000	465
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29	2.0	770,000	9,466
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38	0.3	103,250	1,307
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39	0.4	145,200	1,801
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40	0.3	117,000	1,357
Other Securities	0.2		919

			87,054

Malaysia — 0.2%
Other Securities	0.2		769

Mexico — 0.6%
Other Securities	0.6		3,021

Netherlands — 4.3%
ABN Amro Bank MTN
3.750%, 07/15/14	0.2	750	1,085
0.489%, 01/17/17 (B)	0.2	950	836
Kingdom of Netherlands
4.500%, 07/15/17	0.5	1,500	2,290
4.000%, 07/15/18	0.4	1,355	2,007
4.000%, 07/15/16	0.5	1,700	2,538
4.000%, 01/15/37	0.1	200	287
3.500%, 07/15/20	0.1	360	509
3.250%, 07/15/15	0.2	520	756
Other Securities	2.2		10,082

			20,390

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

New Zealand — 0.4%
Other Securities	0.4%			$1,795

Norway — 0.6%
Other Securities	0.6			2,963

Poland — 0.3%
Other Securities	0.3			1,383

Portugal — 0.1%
Other Securities	0.1			434

Russia — 0.7%
Other Securities	0.7			3,540

Singapore — 0.9%
Government of Singapore
4.000%, 09/01/18	0.4		2,320	2,084
Other Securities	0.5			2,119

				4,203

South Africa — 0.6%
Republic of South Africa, Ser R203
8.250%, 09/15/17	0.5		17,330	2,537
Other Securities	0.1			218

				2,755

Spain — 2.4%
Kingdom of Spain
4.750%, 07/30/14	0.3		925	1,356
4.700%, 07/30/41	0.2		665	772
4.600%, 07/30/19	0.1		155	213
4.000%, 04/30/20	0.2		580	761
5.500%, 04/30/21	0.7		2,400	3,465
4.200%, 01/31/37	0.1		370	402
3.300%, 10/31/14	0.1		475	663
Instituto de Credito Oficial
2.375%, 03/04/13 (A)	0.0		200	198
Other Securities	0.7			3,744

				11,574

Supra-National — 1.2%
European Investment Bank MTN
3.500%, 04/15/16	0.6	EUR	1,975	2,852
Other Securities	0.6			2,708

				5,560

Sweden — 1.6%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14	0.4		11,435	2,022
Other Securities	1.2			5,462

				7,484

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Switzerland — 1.1%
Other Securities	1.1%			$5,640

United Kingdom — 11.9%
EDF Energy Networks EPN MTN
6.000%, 11/12/36	0.1		160	271
Royal Bank of Scotland
6.934%, 04/09/18	0.1	EUR	300	417
6.125%, 01/11/21	0.1		310	319
5.750%, 05/21/14	0.1		350	520
5.750%, 05/21/14	0.1	EUR	250	372
United Kingdom Treasury
5.000%, 09/07/14	0.1		240	422
5.000%, 03/07/25	0.1		400	704
4.750%, 12/07/30	0.3		800	1,357
4.750%, 03/07/20	0.1		325	567
4.750%, 12/07/38	0.7		1,840	3,144
4.500%, 03/07/19	0.3		900	1,549
4.500%, 12/07/42	0.1		335	553
4.500%, 03/07/13	0.2		600	1,019
4.250%, 03/07/36	0.1		375	591
4.250%, 12/07/49	0.0		85	135
4.250%, 06/07/32	0.4		1,335	2,116
4.250%, 09/07/39	0.4		1,300	2,052
4.000%, 09/07/16	0.6		1,550	2,639
4.000%, 03/07/22	0.1		175	284
3.750%, 09/07/20	0.8		2,500	4,027
2.750%, 01/22/15	0.4		1,220	1,990
2.500%, 08/16/13	0.5		500	2,266
2.250%, 03/07/14	0.1		370	600
2.000%, 01/22/16	0.7		2,270	3,535
Other Securities	5.4			25,372

				56,821

United States — 6.5%
American International Group
8.175%, 05/15/58 (B)	0.1		365	393
6.250%, 03/15/37	0.0		100	92
BA Covered Bond Issuer MTN
4.125%, 04/05/12	0.9	EUR	3,100	4,459
Citigroup
5.500%, 04/11/13	0.1		500	535
4.250%, 02/25/30 (B)	0.3	EUR	1,350	1,553
Other Securities	5.1			24,259

				31,291

Total Global Bonds (Cost $401,762) ($ Thousands)				418,537

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 3.8%

Non-Agency Mortgage-Backed Obligation — 3.8%
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.698%, 12/10/49 (B)	0.3%		1,140	$1,233
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.099%, 12/10/49 (B)	0.1		405	444
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
5.110%, 05/25/35 (B)	0.3		1,263	1,204
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
1.178%, 11/20/56 (B)	0.5		1,670	2,343
Other Securities	2.6			12,981

Total Mortgage-Backed Securities (Cost $18,218) ($ Thousands)				18,205

CORPORATE OBLIGATIONS — 3.2%

United States — 2.8%
Citigroup
4.750%, 05/19/15	0.1		240	252
Other Securities	3.1			14,764

Total Corporate Obligations (Cost $12,526) ($ Thousands)				15,016

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds
3.500%, 02/15/39	0.0		75	63
U.S. Treasury Notes
4.500%, 11/15/15	0.3		1,100	1,220
2.000%, 11/30/13	0.9		4,300	4,400
Other Securities	0.4			1,940

Total U.S. Treasury Obligations (Cost $7,548) ($ Thousands)				7,624

ASSET-BACKED SECURITIES — 1.5%

Automotive — 0.3%
Other Securities	0.3			1,669

Credit Card — 0.6%
Citibank Credit Card Issuance Trust, Ser A4, Cl A4
5.375%, 04/11/11	0.6	EUR	1,900	2,698

Mortgage Related Securities — 0.1%
Other Securities	0.1			439

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 0.5%
Other Securities	0.5%		$2,516

			2,516

Total Asset-Backed Securities (Cost $6,922) ($ Thousands)			7,322

MUNICIPAL BONDS — 0.1%
Other Securities	0.1		614

Total Municipal Bonds (Cost $615) ($ Thousands)			614

Total Investments — 97.7% (Cost $449,186) ($ Thousands)††			$467,318

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/4/11-5/3/11	BRL	754	USD	455	$(7)
4/4/11-6/15/11	GBP	79,649	USD	128,422	830
4/4/11-6/15/11	USD	2,955	GBP	1,829	(34)
4/5/11-6/15/11	CAD	21,893	USD	22,380	(107)
4/5/11-6/15/11	EUR	249,761	USD	348,841	(5,362)
4/5/11-6/15/11	JPY	13,304,950	USD	162,550	1,942
4/5/11-6/15/11	MXN	42,565	USD	3,524	(40)
4/5/11-6/15/11	NOK	8,040	USD	1,435	(15)
4/5/11-6/15/11	SEK	41,384	USD	6,452	(96)
4/5/11-6/15/11	USD	20,366	EUR	14,567	288
4/5/11-6/15/11	USD	17,436	JPY	1,432,790	(138)
4/8/11-6/15/11	NZD	5,083	USD	3,816	(58)
4/8/11-6/15/11	USD	2,034	NZD	2,727	43
4/13/11-6/15/11	DKK	11,612	USD	2,152	(56)
4/14/11	USD	786	ZAR	5,737	62
4/14/11-6/15/11	ZAR	23,528	USD	3,294	(177)
4/15/11-6/15/11	USD	28,635	NOK	162,661	689
4/15/11-6/15/11	USD	18,881	SEK	121,376	309
4/28/11	CLP	1,000	USD	2	—
4/28/11	USD	2	CLP	1,000	—
4/29/11	COP	782,882	USD	419	(2)
4/29/11-6/15/11	USD	3,231	KRW	3,606,299	58
6/3/11	AUD	5,900	EUR	4,288	24
6/3/11	CHF	1,852	AUD	2,000	26
6/3/11	CHF	10,267	EUR	7,945	29
6/3/11	EUR	23,710	CHF	30,006	(779)
6/3/11	GBP	6,865	SEK	70,453	142
6/3/11	NOK	21,842	AUD	3,900	64
6/3/11	NOK	46,646	GBP	5,155	(152)
6/3/11-6/15/11	CHF	20,219	USD	21,616	(502)
6/15/11	AUD	6,270	USD	6,234	(189)
6/15/11	CZK	6,873	USD	396	(1)
6/15/11	KRW	84,110	USD	75	(2)
6/15/11	MYR	1,001	USD	329	—
6/15/11	SGD	3,579	USD	2,826	(15)
6/15/11	USD	2,199	AUD	2,217	72
6/15/11	USD	1,710	CAD	1,670	5
6/15/11	USD	738	CHF	685	11
6/15/11	USD	75	CZK	1,290	(1)
6/15/11	USD	949	MXN	11,435	6
6/15/11	USD	376	SGD	475	1
1/13/12	USD	1,946	CNY	12,617	11

					$(3,121)

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(22,435)	22,600	$165
Barclays PLC	(106,255)	106,475	220
BNP Paribas	(24,649)	24,822	173
Brown Brothers Harriman	(13,774)	13,865	91
Citigroup	(2,494)	2,489	(6)
Credit Suisse First Boston	(30,355)	30,421	66
CSFB	(34,626)	35,170	544
Deutsche Bank	(256,382)	253,259	(3,127)
Dewaay, Sebille, Servais & Cy	(10,993)	11,136	142
Financial Brokerage	(226)	225	(1)
Goldman Sachs	(147,719)	146,927	(792)
HSBC	(2,267)	2,235	(33)
JPMorgan Chase Bank	(116,446)	116,806	354
Northern Trust Brokerage	(294)	289	(5)
RBC	(54,259)	53,219	(1,040)
Royal Bank of Scotland	(4,392)	4,436	44
Societe Generale	(19,137)	19,140	3
Standard Bank	(230)	230	(1)
State Street	(46)	47	1
UBS	(29,710)	29,664	(46)
Westpac Banking	(20,953)	21,080	127

			$(3,121)

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-Year Euro$	27	Jun-2011	$(21)
Australian 10-Year Bond	(12)	Jun-2011	5
Australian 3-Year Bond	9	Jun-2011	—
Canadian 10-Year Bond	7	Jun-2011	11
Euro-Bobl	55	Jun-2011	(82)
Euro-Buxl 30 Year Bond	12	Jun-2011	(40)
Euro-Schatz	16	Jun-2011	(11)
Japanese 10-Year Bond	3	Jun-2011	32
Long Gilt 10-Year Bond	5	Jun-2011	(9)
U.S. 10-Year Treasury Note	(73)	Jun-2011	20
U.S. 2-Year Treasury Note	(58)	Jun-2011	(7)
U.S. 5-Year Treasury Note	(148)	Jun-2011	109
U.S. Long Treasury Bond	(40)	Jun-2011	42

			$49

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding interest rate swap agreements held by the Fund at March 31, 2011, is as follows:

Counterparty	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	3.83%	3-Month LIBOR	03/31/20	USD	2,650,000	$(89)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500,000	(96)
Deutsche Bank	3.45%	6-Month EUR LIBOR	10/16/19	EUR	3,400,000	(28)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000,000	358
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000,000	486
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400,000	337
JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR	3,000,000	(100)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY	1,300,000,000	147

						$1,015

Percentages are based on a Net Assets of $478,471 ($ Thousands).

(1)	In unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security—The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2011.

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EURIBOR — Euro London Interbank Offered Rate

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2011

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$418,532	$5	$418,537
Mortgage-Backed Securities	—	18,205	—	18,205
Corporate Obligations	—	15,016	—	15,016
U.S. Treasury Obligations	—	7,624	—	7,624
Asset-Backed Securities	—	7,322	—	7,322
Municipal Bonds	—	614	—	614

Total Investments in Securities	$—	$467,313	$5	$467,318

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$49	$—	$—	$49
Forwards Contracts*	(3,121)	—	—	(3,121)
Interest Rate Swaps	—	1,015	—	1,015

Total Other Financial Instruments	$(3,072)	$1,015	$—	$(2,057)

*	Futures contracts and forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Global Bonds
Beginning balance as of October 1, 2010	$5
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$5

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 91.3%

Argentina — 5.4%
Endesa Costanera Sociedad Anonima
11.302%, 03/30/12	0.0%		440	$440
Republic of Argentina
8.750%, 06/02/17	0.1		1,000	1,019
8.280%, 12/31/33	0.3		3,364	2,999
8.280%, 12/31/33	0.5		4,508	4,019
8.819%, 12/15/35 (A)	0.0	EUR	872	171
7.896%, 12/15/35 (A)	0.2	EUR	11,280	2,211
7.593%, 12/15/35 (A)	0.1		7,788	1,225
7.820%, 12/31/33	0.3	EUR	2,115	2,274
7.820%, 12/31/33	0.4	EUR	3,166	3,404
7.820%, 12/31/33 (A)	0.5	EUR	4,219	4,514
7.000%, 04/17/17	0.4		3,487	3,118
7.000%, 10/03/15	0.5		4,600	4,335
7.000%, 09/12/13	0.2		2,011	2,051
7.000%, 10/03/15	0.1		800	754
5.830%, 12/31/33 (A)	0.5	ARS	11,929	4,746
3.117%, 12/15/35 (A)	0.1		4,360	704
2.500%, 03/31/19 (B)	0.2		3,940	1,700
1.595%, 12/15/35 (A)	0.1	EUR	4,031	790
0.677%, 08/03/12 (A)	0.3		9,155	2,229
Other Securities	0.6			5,473

				48,176

Bahrain — 0.2%
Other Securities	0.2			1,769

Barbados — 0.4%
Other Securities	0.4			3,800

Belarus — 0.0%
Other Securities	0.0			262

Belize — 0.0%
Other Securities	0.0			335

Bosnia and Herzegovina — 0.1%
Other Securities	0.1			1,117

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Brazil — 7.2%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (C)	0.2%		1,725	$1,880
5.500%, 07/12/20 (C)	0.0		400	407
BR Malls International Finance
8.500%, 12/31/49	0.0		345	361
BR Properties SA
9.000%, 12/31/49	0.1		762	757
Brazil Notas do Tesouro Nacional Ser F
10.000%, 01/01/13	0.7	BRL	10,700	6,312
Federal Republic of Brazil
11.000%, 08/17/40	0.0		150	202
10.125%, 05/15/27	0.4		2,555	3,871
10.000%, 01/01/21	0.1	BRL	1,265	658
10.000%, 01/01/21	0.3	BRL	5,000	2,682
8.875%, 04/15/24	0.2		1,520	2,067
8.750%, 02/04/25	0.1		598	807
8.250%, 01/20/34	0.6		3,710	4,907
7.125%, 01/20/37	0.2		1,685	1,993
5.875%, 01/15/19	0.4		3,517	3,895
5.625%, 01/07/41	0.1		1,050	1,032
4.875%, 01/22/21	0.1		800	816
General Shopping Finance
10.000%, 12/31/49	0.1		812	826
JPM
10.000%, 12/12/11	0.1	BRL	1,265	678
Brasil Nota Do Tesouro Nacional Ser B
10.000%, 01/01/21	1.0	BRL	16,554	8,608
10.000%, 01/01/17	0.1	BRL	2,200	1,197
6.000%, 05/15/15	0.9	BRL	6,700	8,184
6.000%, 08/15/20	0.2	BRL	1,600	1,924
Other Securities	1.3			10,839

				64,903

Chile — 0.8%
Inversiones Alsacia
8.000%, 08/18/18	0.1		1,000	946
Other Securities	0.7			6,626

				7,572

China — 1.0%
Country Garden Holdings
11.125%, 02/23/18	0.0		200	203
Hidili Industry International Development
8.625%, 11/04/15	0.1		405	407
Kaisa Group Holdings Ltd.
13.500%, 04/28/15	0.1		539	541
Sinochem Overseas Capital
4.500%, 11/12/20 (C)	0.5		4,856	4,600

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Sino-Forest
6.250%, 10/21/17 (C) (D)	0.1%		430	$418
Texhong Textile Group
7.625%, 01/19/16	0.0		255	258
Other Securities	0.2			2,341

				8,768

Colombia — 4.1%
Bogota Distrio Capital
9.750%, 07/26/28 (C)	0.6	COP	9,020,000	5,592
Ecopetrol
7.625%, 07/23/19 (C)	0.1		500	576
Republic of Colombia
11.750%, 02/25/20	0.3		1,645	2,474
10.375%, 01/28/33	0.1		400	601
10.000%, 07/24/24	0.1	COP	1,229,000	723
8.125%, 05/21/24	0.3		2,250	2,850
7.375%, 03/18/19	0.6		4,470	5,364
7.375%, 09/18/37	1.4		10,300	12,231
7.375%, 01/27/17	0.5		3,957	4,669
6.125%, 01/18/41	0.1		1,275	1,301

				36,381

Croatia — 1.3%
Government of Croatia
6.750%, 11/05/19	0.2		1,583	1,658
6.625%, 07/14/20 (C) (D)	0.6		5,168	5,333
6.375%, 03/24/21 (C)	0.4		3,408	3,412
Other Securities	0.1			1,262

				11,665

Czech Republic — 0.1%
Other Securities	0.1			695

Dominican Republic — 0.2%
Other Securities	0.2			1,804

Ecuador — 0.1%
Other Securities	0.1			539

Egypt — 0.4%
Other Securities	0.4			3,781

El Salvador — 0.9%
Republic of El Salvador
7.650%, 06/15/35	0.5		4,336	4,321
Other Securities	0.4			3,825

				8,146

Gabon — 0.0%
Other Securities	0.0			235

Georgia — 0.4%
Other Securities	0.4			3,950

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Germany — 0.2%
Other Securities	0.2%			$1,634

Ghana — 0.2%
Other Securities	0.2			2,137

Hong Kong — 0.5%
Other Securities	0.5			4,441

Hungary — 0.6%
Other Securities	0.6			5,317

India — 0.1%
Other Securities	0.1			1,207

Indonesia — 5.1%
Indosat Palapa
7.375%, 07/29/20 (C)	0.1		552	607
Majapahit Holding
8.000%, 08/07/19	0.1		400	454
8.000%, 08/07/19 (C)	0.1		500	568
7.875%, 06/29/37 (C) (E)	0.0		355	386
7.750%, 01/20/20	0.0		300	338
7.750%, 10/17/16	0.1		750	843

7.750%, 01/20/20 (C)	0.0		350	394
7.250%, 10/17/11	0.1		750	770
PT Bumi
7.301%, 03/02/12	0.1		776	776
7.301%, 03/02/12	0.1		973	973
Republic of Indonesia
12.800%, 06/17/21	0.1	IDR	6,389,000	970
11.625%, 03/04/19	0.8		5,203	7,466
11.625%, 03/04/19 (C)	0.2		1,425	2,045
11.000%, 11/15/20	0.2	IDR	14,300,000	1,969
10.375%, 05/04/14	0.2		1,350	1,642
8.500%, 10/12/35	0.4		3,100	3,991
8.500%, 10/12/35	0.1		550	708
7.750%, 01/17/38	0.0		319	380
7.750%, 01/17/38	0.7		5,065	6,040
7.500%, 01/15/16	0.2		1,150	1,332
7.250%, 04/20/15	0.0		130	148
6.875%, 01/17/18	0.3		2,050	2,322
6.875%, 03/09/17	0.2		1,289	1,455
6.875%, 01/17/18 (C)	0.2		1,400	1,585
6.750%, 03/10/14	0.1		950	1,049
6.750%, 03/10/14 (C)	0.0		350	388
6.625%, 02/17/37	0.1		1,050	1,123
5.875%, 03/13/20 (C)	0.2		1,374	1,465
Other Securities	0.4			3,456

				45,643

Iraq — 1.5%
Republic of Iraq
5.800%, 01/15/28	1.5		14,160	12,992

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Ivory Coast — 0.2%
Other Securities	0.2%			$1,787

Jamaica — 0.3%
Other Securities	0.3			2,811

Jordan — 0.2%
Other Securities	0.2			1,693

Kazakhstan — 4.5%
BTA Bank JSC
113.760%,
07/01/20 (A) (C)	0.0		2,492	210
10.750%,
01/01/13 (B) (C)	0.1		1,202	1,277
10.750%, 01/01/13 (B)	0.0		264	280
Development Bank of Kazakhstan JSC
5.500%, 12/20/15 (C)	0.1		650	678
Kazatoprom
6.250%, 05/20/15	0.1		500	531
Kazkommerts International
8.700%, 04/07/14 (A)	0.1		1,300	1,222
8.500%, 04/16/13	0.1		1,150	1,190
8.000%, 11/03/15	0.2		1,900	1,943
7.875%, 04/07/14	0.1		500	514
7.500%, 11/29/16 (E)	0.3		2,550	2,518
6.875%, 02/13/17	0.1	EUR	450	607
6.250%, 05/20/15	0.1		1,123	1,193
Kazkommertsbank MTN
12.850%, 12/18/12	0.1		600	633
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/15 (C)	0.4		2,673	3,344
11.750%, 01/23/15	0.0		350	437
9.125%, 07/02/18 (C)	0.4		2,650	3,206
9.125%, 07/02/18	0.2		1,329	1,604
8.375%, 07/02/13	0.4		3,000	3,322
7.000%, 05/05/20	0.3		2,190	2,360
7.000%, 05/05/20 (C)	0.2		1,626	1,752
KazMunayGas National
6.375%, 04/09/21	0.0		350	361
6.375%, 04/09/21 (C)	0.3		2,826	2,925
Republic of Kazakhstan
6.375%, 10/06/20 (C)	0.2		1,400	1,459
Other Securities	0.7			7,142

				40,708

Lebanon — 0.2%
Other Securities	0.2			1,619

Lithuania — 0.8%
Other Securities	0.8			6,906

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Malaysia — 3.1%
Axiata SPV1 Labuan Ltd,
5.375%, 04/28/20	0.0%		250	$255
Government of Malaysia
3.835%, 08/12/15	0.2	MYR	5,740	1,915
3.741%, 02/27/15	0.4	MYR	10,560	3,515
Malaysia Sukuk Global
3.928%, 06/04/15 (C)	0.1		400	417
Petroliam Nasional
7.625%, 10/15/26	0.1		925	1,181
Petronas Capital
7.875%, 05/22/22	1.1		7,405	9,440
5.250%, 08/12/19 (C)	1.1		9,245	9,826
5.250%, 08/12/19	0.1		1,200	1,275
Other Securities	0.0			318

				28,142

Mexico — 8.8%
Mexican Bonos
9.000%, 06/20/13	0.1	MXN	7,200	643
8.500%, 12/13/18	0.5	MXN	44,600	4,011
8.000%, 06/11/20	0.7	MXN	74,530	6,465
7.500%, 06/21/12	0.1	MXN	7,600	658
Mexican Bonos, Ser M10
8.000%, 12/17/15	0.2	MXN	21,200	1,863
7.750%, 12/14/17	0.4	MXN	42,900	3,719
7.250%, 12/15/16	0.5	MXN	54,500	4,628
Mexican Bonos, Ser MI10
9.500%, 12/18/14	0.1	MXN	10,161	934
9.000%, 12/20/12	0.3	MXN	28,270	2,510
Mexican Udibonos
4.000%, 06/13/19	0.2	MXN	4,770	1,925
Pemex Finance
9.150%, 11/15/18	0.2		1,595	2,029
Pemex Project Funding Master Trust
6.625%, 06/15/35	0.3		2,546	2,554
5.750%, 03/01/18	0.2		1,505	1,592
Petroleos Mexicanos
8.000%, 05/03/19	0.1		700	841
6.000%, 03/05/20 (C)	0.0		300	318
United Mexican States MTN
8.300%, 08/15/31 (D)	0.9		6,304	8,403
6.625%, 03/03/15	0.2		1,550	1,775
6.050%, 01/11/40	0.4		3,500	3,623
5.950%, 03/19/19	0.2		1,450	1,616
5.625%, 01/15/17	0.3		2,500	2,758
5.125%, 01/15/20	0.3		2,208	2,310
United Mexican States, Ser A MTN
8.000%, 09/24/22	0.3		2,267	2,992
6.750%, 09/27/34	0.3		2,748	3,100
Other Securities	2.0			17,715

				78,982

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Morocco — 0.3%
Other Securities	0.3%			$2,692

Nigeria — 0.1%
Other Securities	0.1			2,007

Oman — 0.0%
Other Securities	0.0			338

Pakistan — 0.4%
Other Securities	0.4			3,833

Panama — 1.9%
Republic of Panama
9.375%, 04/01/29	0.6		3,788	5,341
9.375%, 01/16/23	0.1		560	729
8.875%, 09/30/27	0.3		2,125	2,869
8.125%, 04/28/34	0.1		820	1,041
7.250%, 03/15/15	0.2		1,473	1,712
6.700%, 01/26/36	0.5		4,161	4,671
5.200%, 01/30/20	0.1		444	471

				16,834

Peru — 2.1%
Inkia Energy
8.375%, 04/04/21	0.1		460	462
Republic of Peru
8.750%, 11/21/33	1.0		6,429	8,631
8.375%, 05/03/16	0.1		600	737
7.350%, 07/21/25	0.6		4,510	5,360
7.125%, 03/30/19	0.1		797	941
Other Securities	0.2			3,085

				19,216

Philippines — 4.5%
Power Sector
7.390%, 12/02/24	0.1		700	798
Republic of the Philippines
10.625%, 03/16/25	0.5		2,850	4,229
9.500%, 02/02/30	0.4		2,770	3,899
8.875%, 03/17/15	0.0		75	92
8.375%, 06/17/19	0.2		1,500	1,890
7.750%, 01/14/31	0.8		5,923	7,144
7.500%, 09/25/24	1.0		7,320	8,702
6.375%, 10/23/34	0.5		4,268	4,492
5.500%, 03/30/26	0.2		2,260	2,232
4.950%, 01/15/21	0.2	PHP	69,000	1,558
4.000%, 01/15/21	0.3		2,456	2,315
Other Securities	0.3			2,535

				39,886

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Poland — 1.6%
Republic of Poland
6.375%, 07/15/19	1.2%		9,629	$10,715
4.000%, 03/23/21	0.1	EUR	736	950
Other Securities	0.3			2,950

				14,615

Qatar — 1.7%
Government of Qatar
9.750%, 06/15/30	0.1		425	607
6.400%, 01/20/40 (C)	0.1		710	747
6.400%, 01/20/40	0.1		500	526
5.250%, 01/20/20 (C)	0.7		6,150	6,384
4.000%, 01/20/15 (C)	0.0		300	310

Qtel International Finance MTN
7.875%, 06/10/19	0.4		2,674	3,129
6.500%, 06/10/14 (C)	0.0		200	219
5.000%, 10/19/25 (C)	0.1		1,139	1,005
4.750%, 02/16/21 (C)	0.0		457	426
Other Securities	0.2			1,977

				15,330

Russia — 7.6%
Alrosa Finance
7.750%, 11/03/20 (C)	0.1		628	673
Gaz Capital MTN
8.625%, 04/28/34	0.1		470	580
RSHB Capital
7.750%, 05/29/18	0.1		450	503
Russian Federation Registered
12.750%, 06/24/28	0.4		2,310	4,040
7.500%, 03/31/30	3.5		26,624	31,034
Russian Foreign Bond - Eurobond
5.000%, 04/29/20	0.0		100	101
5.000%, 04/29/20 (C)	0.2		1,500	1,517
3.625%, 04/29/15	0.1		500	506
RZD Capital MTN
5.739%, 04/03/17	0.1		650	677
SCF Capital
5.375%, 10/27/17 (C)	0.2		1,600	1,570
Vnesheconombank Via VEB Finance
6.902%, 07/09/20 (C)	0.4		2,985	3,212
6.902%, 07/09/20	0.0		100	108
6.800%, 11/22/25 (C)	0.1		1,000	1,014
5.450%, 11/22/17 (C)	0.1		700	710
VTB Bank Via VTB Capital
6.551%, 10/13/20 (C)	0.1		960	973
VTB Capital
6.875%, 05/29/18	0.4		3,300	3,580
6.609%, 10/31/12 (C)	0.1		1,150	1,224
6.250%, 06/30/35	0.0		381	404

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Other Securities	1.6%			$15,327

				67,753

Saudi Arabia — 0.2%
Other Securities	0.2			1,484

				1,484

Singapore — 0.3%
STATS ChipPAC
5.375%, 03/31/16	0.0		176	177
Yanlord Land Group
9.500%, 05/04/17	0.0		221	219
Other Securities	0.3			2,144

				2,540

South Africa — 2.9%
Eskom Holdings
5.750%, 01/26/21 (C)	0.3		2,450	2,484
Gold Fields Orogen Holdings
4.875%, 10/07/20	0.1		504	484
Republic of South Africa
8.500%, 06/23/17	0.1		860	1,062
8.000%, 12/21/18	0.2	ZAR	10,950	1,561
7.250%, 01/15/20	0.1	ZAR	6,060	819
6.875%, 05/27/19	0.3		2,626	3,049
6.750%, 03/31/21	0.4	ZAR	25,560	3,300
6.500%, 06/02/14	0.3		2,195	2,453
5.875%, 05/30/22	0.2		1,900	2,040
5.500%, 03/09/20	0.2		1,821	1,928
Transnet
4.500%, 02/10/16	0.1		560	572
Other Securities	0.6			5,952

				25,704

South Korea — 0.3%
Other Securities	0.3			2,647

Sri Lanka — 0.2%
Other Securities	0.2			1,358

Supra-National — 0.1%
Other Securities	0.1			583

Thailand — 0.4%
Other Securities	0.4			3,191

Trinidad & Tobago — 0.4%
Other Securities	0.4			3,659

Tunisia — 0.3%
Other Securities	0.3			2,637

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Turkey — 3.3%
Republic of Turkey
11.875%, 01/15/30	0.2%	850	$1,409
9.500%, 01/15/14	0.1	500	587
8.000%, 02/14/34	0.2	1,700	2,037
7.500%, 11/07/19	0.5	3,630	4,229
7.500%, 07/14/17	0.1	1,000	1,160
7.375%, 02/05/25	0.4	3,070	3,536
7.250%, 03/15/15	0.1	850	964
7.250%, 03/05/38	0.3	2,790	3,079
7.000%, 09/26/16	0.1	938	1,062
7.000%, 06/05/20	0.1	570	644
7.000%, 03/11/19	0.1	650	735
6.875%, 03/17/36	0.3	2,420	2,562
6.750%, 04/03/18	0.4	2,900	3,234
6.750%, 05/30/40	0.3	2,533	2,628
6.000%, 01/14/41	0.0	352	329
5.625%, 03/30/21	0.0	450	459
Other Securities	0.1		500

			29,154

Ukraine — 3.7%
Avangardco Investments
10.000%, 10/29/15	0.1	567	550
Biz Finance for Ukreximbank
8.375%, 04/27/15	0.4	3,763	3,918
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
8.000%, 11/06/15 (E)	0.0	215	204
7.650%, 09/07/11 (E)	0.1	500	507
6.800%, 10/04/12	0.1	750	763
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (C)	0.1	550	578
Government of Ukraine
7.950%, 02/23/21 (C)	0.0	250	256
7.750%, 09/23/20 (C)	0.1	1,140	1,176
7.750%, 09/23/20	0.0	250	257
7.650%, 06/11/13	0.0	250	263
7.650%, 06/11/13	0.1	1,050	1,106
6.875%, 09/23/15 (C) (D)	0.3	2,914	3,016
6.875%, 09/23/15	0.1	1,186	1,228
6.750%, 11/14/17	0.1	850	862
6.580%, 11/21/16 (C)	0.1	590	600
6.580%, 11/21/16	0.2	1,500	1,521
Mriya Agro Holding
10.950%, 03/30/16	0.0	210	207
NAK Naftogaz Ukraine
9.500%, 09/30/14	1.0	7,973	8,770
Other Securities	0.9		7,236

			33,018

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2011

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

United Arab Emirates — 2.7%
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	0.5%	EUR	3,400	$4,077
Jafz Sukuk
3.679%, 11/27/12 (A)	0.6	AED	22,400	5,584
Other Securities	1.6			14,295

				23,956

United Kingdom — 0.1%
Ferrexpo Finance PLC
7.875%, 04/07/16	0.1		608	608

Uruguay — 2.3%
Republic of Uruguay PIK
7.875%, 01/15/33	0.3		2,600	3,132
Republic of Uruguay
9.250%, 05/17/17	0.5		3,215	4,115
8.000%, 11/18/22	1.1		7,707	9,595
7.625%, 03/21/36	0.3		2,495	2,982
6.875%, 09/28/25	0.1		401	461

				20,285

Venezuela — 4.7%
Government of Venezuela
13.625%, 08/15/18	0.0		144	138
13.625%, 08/15/18	0.2		2,100	2,016
10.750%, 09/19/13	0.0		400	402
9.375%, 01/13/34	0.1		830	564
9.250%, 09/15/27	0.1		1,820	1,342
9.250%, 05/07/28	0.2		2,530	1,733
9.000%, 05/07/23	0.4		5,481	3,782
8.500%, 10/08/14	0.5		4,986	4,547
8.250%, 10/13/24	0.3		4,005	2,593
7.750%, 10/13/19	0.2		1,975	1,358
7.650%, 04/21/25	0.1		1,450	884
7.000%, 03/31/38	0.0		100	57
7.000%, 12/01/18	0.0		230	159
6.000%, 12/09/20	0.1		880	521
5.750%, 02/26/16	0.1		663	491
Petroleos de Venezuela
5.500%, 04/12/37	0.2		3,250	1,484
5.375%, 04/12/27	0.2		4,105	1,940
5.250%, 04/12/17	0.3		4,497	2,716
5.000%, 10/28/15	0.3		4,201	2,793
4.900%, 10/28/14	1.2		14,709	10,811
Other Securities	0.2			1,669

				42,000

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)/ Warrants/Shares	Market Value ($ Thousands)

Vietnam — 0.2%
Other Securities	0.2%		$1,777

Total Global Bonds (Cost $752,183) ($ Thousands)			817,022

LOAN PARTICIPATIONS — 2.4%
PACNET Segregated Portfolio PPN
0.000%, 08/31/11 (E)	0.9	9,161	8,325
Other Securities	1.5		13,249

Total Loan Participations (Cost $22,610) ($ Thousands)			21,574

CONVERTIBLE BONDS — 0.4%
Other Securities	0.4		3,773

Total Convertible Bonds (Cost $3,224) ($ Thousands)			3,773

WARRANTS* — 0.0%

Russia — 0.0%
Other Securities	0.0		—

Mexico — 0.0%
Mexico Bonos, Expires 04/27/11	0.0	23,200	5
Mexico Bonos, Expires 04/27/11	0.0	23,200	6

Total Warrants (Cost $77) ($ Thousands)			11

AFFILIATED PARTNERSHIP — 0.8%

United States — 0.8%
SEI Liquidity Fund, L.P.
0.200%**†(F)	0.8	7,646,679	7,376

Total Affiliated Partnership (Cost $7,647) ($ Thousands)			7,376

Total Investments — 94.9% (Cost $785,301) ($ Thousands)††			$849,756

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Statement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/4/11-5/3/11	BRL	27,988	USD	16,778	$(400)
4/4/11-5/3/11	USD	16,880	BRL	27,988	299
4/18/11	KRW	4,297,680	USD	3,810	(109)
4/18/11	MXN	47,341	USD	3,900	(71)
4/18/11	USD	5,354	KRW	6,021,425	137
4/18/11	USD	3,920	MXN	47,341	51
4/18/11	USD	2,581	ZAR	18,257	115
4/18/11	ZAR	18,257	USD	2,600	(97)
4/18/11-4/27/11	EUR	20,754	USD	29,166	(273)
4/18/11-5/3/11	USD	5,840	RUB	167,122	33
4/27/11	GBP	187	USD	304	4
4/27/11	USD	145	EUR	102	—
5/3/11	USD	5,660	MYR	17,218	17
5/20/11-8/9/11	CNY	34,474	USD	5,243	(51)
5/20/11-11/14/11	USD	8,534	CNY	56,256	127

					$(218)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(3,830)	3,867	$37
Barclays PLC	(2,010)	2,006	(4)
Brown Brothers Harriman	(5,380)	5,502	122
Citigroup	(46,861)	46,859	(2)
HSBC	(17,213)	16,983	(230)
International Forex Finance Group	(7,175)	6,993	(181)
JPMorgan Chase Bank	(14,454)	14,449	(5)
Standard Bank	(14,933)	14,978	45

			$(218)

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(18)	Jun-2011	$23
U.S. Ultra Long Treasury Bond	10	Jun-2011	6

			$29

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the fund at March 31, 2011, is as follows:

	Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation ($Thousands)
HSBC	Republic of Korea 5.000% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,217,000	$121
Barclays Bank PLC	Republic of Korea 5.000% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20		KRW 2,237,000	97

							$218

Percentages are based on a Net Assets of $895,563 ($ Thousands).

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of March 31, 2011.

(1)	In U.S. dollars unless otherwise indicated.

†	Affiliated security.

(A)	Variable Rate Security — The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2011.

(B)	Step Bonds — The rate reflected on the Summary Schedule of Investments is the effective yield on March 31, 2011. The coupon on a step bond changes on a specified date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $7,172 ($ Thousands) (See Note 9).

(E)	Securities considered illiquid. The total market value of such securities as of March 31, 2011 was $35,997 ($ Thousands) and represented 4.0% of Net Assets.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2011 was $7,376 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro

GBP — British Pound Sterling

IDR — Indonesian Rupiah

KRW — Korean Won

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PPN — Profit Participating Note

RUB — Russian Ruble

Ser — Series

USD — U.S. Dollar

ZAR — South African Rand

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2011

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$817,022	$—	$817,022
Convertible Bonds	—	3,773	—	3,773
Warrants	—	11	—	11
Loan Participations	—	2,256	19,318	21,574
Affiliated Partnership	—	7,376	—	7,376

Total Investments in Securities	$—	$830,878	$19,318	$849,756

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$29	$—	$—	$29
Forwards Contracts*	(218)	—	—	(218)
Total Return Swaps	—	218	—	218

Total Other Financial Instruments	$(189)	$218	$—	$29

*	Futures contracts and forwards contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Loan Participations
Beginning balance as of October 1, 2010	$21,781
Accrued discounts/premiums	15
Realized gain/(loss)	(5)
Change in unrealized appreciation/(depreciation)	(1,823)
Net purchases/sales	(650)
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$19,318

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Statements of Assets and Liabilities ($ Thousands)

March 31, 2011 (Unaudited)

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
ASSETS:
Investments, at value (Cost $1,692,273, $782,314, $449,186 and $777,654, respectively)(1)	$1,921,265	$947,403	$467,318	$842,380
Affiliated investments, at value (Cost $151,201, $49,059, $0 and $7,647, respectively)	149,372	48,095	—	7,376
Cash	27,799	8,944	6,339	43,390
Foreign currency, at value (Cost $6,319, $10,223, $789 and $586, respectively)	6,336	10,432	796	590
Cash pledged as collateral for forward foreign currency contracts, futures contracts or swap contracts	—	—	588	302
Receivable for investment securities sold	36,759	4,241	6,760	4,402
Unrealized gain on forward foreign currency contracts	—	—	1,930	783
Receivable for fund shares sold	1,330	2,201	169	1,637
Dividends and interest receivable	6,201	1,741	6,360	14,210
Variation margin receivable	34	—	15	6
Foreign tax reclaim receivable	2,255	45	—	—
Margin deposit	—	—	153	—
Unrealized gain on foreign spot currency contracts	14	3	—	—
Receivable for swap contracts terminated	—	—	654	—
Swap contracts, at value (Premiums paid $0, $0, $0 and $4,065, respectively)	—	—	7,703	4,283
Total Assets	2,151,365	1,023,105	498,785	919,359
LIABILITIES:
Payable for investment securities purchased	35,103	6,946	7,123	13,078
Payable upon return of securities loaned	96,444	45,671	—	7,647
Unrealized loss on forward foreign currency contracts	—	—	5,051	1,001
Swap contracts, at value (Premiums received $0, $0, $0 and $0, respectively)	—	—	6,688	—
Payable for fund shares redeemed	3,032	2,755	933	1,015
Variation margin payable	283	—	30	—
Unrealized loss on foreign spot currency contracts	19	36	5	—
Investment advisory fees payable	863	700	122	281
Administration fees payable	769	511	244	473
Shareholder servicing fees payable	427	196	19	182
Trustees’ fees	1	—	—	—
Chief compliance officer fees payable	5	2	1	2
Administration servicing fees payable	2	—	—	—
Other accrued expenses	501	478	98	117
Accrued foreign capital gains tax on appreciated securities	—	122	—	—
Total Liabilities	137,449	57,417	20,314	23,796
Net Assets	$2,013,916	$965,688	$478,471	$895,563
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$2,823,882	$890,292	$520,589	$849,774
Undistributed (Distributions in excess of) net investment income	1,585	(7,969)	(14,687)	635
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and swap contracts	(1,039,901)	(80,863)	(42,879)	(19,381)
Net unrealized appreciation (depreciation) on investments	227,163	164,125	18,132	64,455
Net unrealized appreciation (depreciation) on futures contracts	1,024	—	49	29
Net unrealized appreciation (depreciation) on swap contracts	—	—	1,015	218
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	163	225	(3,748)	(167)
Accumulated foreign capital gains tax on appreciated securities	—	(122)	—	—
Net Assets	$2,013,916	$965,688	$478,471	$895,563
Net Asset Value, Offering and Redemption Price Per Share — Class ($2,006,014,127 ÷ 219,875,609 shares, $965,688,458 ÷ 79,320,550 shares, $478,471,111 ÷ 46,962,680 shares, $895,562,563 ÷ 80,416,318 shares, respectively.)	$9.12	$12.17	$10.19	$11.14
Net Asset Value, Offering and Redemption Price Per Share — Class I ($7,902,097 ÷ 867,200 shares)	$9.11	N/A	N/A	N/A

(1)	Included in “Investments, at value” is the market value of securities on loan in the amounts of $89,527, $33,243, $0 and $7,172, ($ Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	21

Statements of Operations ($ Thousands)

For the six months ended March 31, 2011 (Unaudited)

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$20,064	$6,499	$—	$—
Dividends from Affiliated Security	19	3	—	—
Interest	13	9	8,752	30,370
Security Lending Income — Net(1)	859	103	—	5
Less: Foreign Taxes Withheld	(1,479)	(456)	(19)	—
Total Investment Income	19,476	6,158	8,733	30,375
Expenses:
Investment Advisory Fees	4,948	4,993	730	3,687
Administration Fees	4,409	3,091	1,461	2,820
Shareholder Servicing Fees — Class A	2,438	1,189	609	1,084
Shareholder Servicing Fees — Class I	11	—	—	—
Admin Servicing Fees — Class I	11	—	—	—
Trustees’ Fees	20	10	5	9
Chief Compliance Officer Fees	5	2	1	2
Custodian/Wire Agent Fees	409	488	52	57
Printing Fees	135	66	34	60
Overdraft Fees	14	8	2	2
Professional Fees	74	73	19	33
Registration Fees	20	9	5	9
Other Expenses	82	49	30	31
Total Expenses	12,576	9,978	2,948	7,794
Less:
Waiver of Investment Advisory Fees	—	(639)	—	(1,878)
Waiver of Shareholder Servicing Fees — Class A	—	—	(482)	—
Net Expenses	12,576	9,339	2,466	5,916
Net Investment Income (Loss)	6,900	(3,181)	6,267	24,459
Net Realized and Unrealized Gain (Loss) on Investments, Written Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net Realized Gain (Loss) from:
Investments	153,217	86,153	(487)	17,250
Futures Contracts	(591)	—	183	(48)
Swap Contracts	—	—	442	205
Foreign Currency Transactions	(1,134)	(458)	(18,695)	455
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	42,247	(12,515)	(13,149)	(34,875)
Affiliated Investments	551	87	—	(19)
Futures Contracts	1,441	—	163	32
Swap Contracts	—	—	(251)	49
Foreign Capital Gains Tax on Appreciated Securities	—	200	—	—
Foreign Currency Transactions	(80)	145	15,160	448
Net Realized and Unrealized Gain (Loss) on Investments, Written Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions	195,651	73,612	(16,634)	(16,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	$202,551	$70,431	$(10,367)	$7,956

(1)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2011 (Unaudited) and the year ended September 30, 2010

	International Equity Fund		Emerging Markets Equity Fund
	2011	2010	2011	2010
Operations:
Net Investment Income (Loss)	$6,900	$24,756	$(3,181)	$3,462
Net Realized Gain from Investments, Affiliated Investments, Futures Contracts, and Swap Contracts	152,626	104,997	86,153	118,674
Net Realized Loss on Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,134)	(3,431)	(458)	(869)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts, and Swap Contracts	44,239	(39,528)	(12,428)	25,395
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	—	—	200	691
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(80)	557	145	(52)
Net Increase in Net Assets Resulting from Operations	202,551	87,351	70,431	147,301
Dividends from:
Net Investment Income:
Class A	(27,359)	—	(8,167)	(5,546)
Class I	(106)	—	—	—
Total Dividends and Distributions	(27,465)	—	(8,167)	(5,546)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	275,789	575,037	155,280	296,445
Reinvestment of Dividends & Distributions	25,959	—	7,653	5,224
Cost of Shares Redeemed	(368,231)	(817,165)	(195,092)	(424,621)
Decrease in Net Assets Derived from Class A Transactions	(66,483)	(242,128)	(32,159)	(122,952)
Class I:
Proceeds from Shares Issued	766	3,199	—	—
Reinvestment of Dividends & Distributions	78	—	—	—
Cost of Shares Redeemed	(2,192)	(3,569)	—	—
Decrease in Net Assets Derived from Class I Transactions	(1,348)	(370)	—	—
Decrease in Net Assets Derived from Capital Share Transactions	(67,831)	(242,498)	(32,159)	(122,952)
Net Increase (Decrease) in Net Assets	107,255	(155,147)	30,105	18,803
Net Assets:
Beginning of Period	1,906,661	2,061,808	935,583	916,780
End of Period	$2,013,916	$1,906,661	$965,688	$935,583
Undistributed (Distributions in excess of) Net Investment Income Included in Net Assets at End of Period	$1,585	$22,150	$(7,969)	$3,379
Share Transactions:
Class A:
Shares Issued	31,278	73,501	13,071	28,652
Reinvestment of Distributions	2,974	—	643	506
Shares Redeemed	(42,029)	(106,291)	(16,470)	(42,230)
Total Class A Transactions	(7,777)	(32,790)	(2,756)	(13,072)
Class I:
Shares Issued	87	410	—	—
Reinvestment of Distributions	9	—	—	—
Shares Redeemed	(245)	(459)	—	—
Total Class I Transactions	(149)	(49)	—	—
Net Decrease in Shares Outstanding from Share Transactions	(7,926)	(32,839)	(2,756)	(13,072)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	23

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2011 (Unaudited) and the year ended September 30, 2010

	International Fixed Income Fund		Emerging Markets Debt Fund
	2011	2010	2011	2010
Operations:
Net Investment Income	$6,267	$12,331	$24,459	$53,490
Net Realized Gain from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	138	3,896	17,407	42,737
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	(18,695)	28,008	455	4,058
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts and Swap Contracts	(13,237)	9,183	(34,813)	43,528
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	15,160	(13,290)	448	(1,319)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,367)	40,128	7,956	142,494
Dividends and Distributions from:
Net Investment Income:
Class A	(23,190)	(5,034)	(12,601)	(67,778)
Return of Capital
Class A	—	(7)	—	—
Total Dividends and Distributions	(23,190)	(5,041)	(12,601)	(67,778)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	60,205	138,803	214,749	354,314 †
Reinvestment of Dividends & Distributions	21,936	4,791	11,428	60,866
Cost of Shares Redeemed	(75,194)	(211,759)	(257,834)	(348,628)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	6,947	(68,165)	(31,657)	66,552
Net Increase (Decrease) in Net Assets	(26,610)	(33,078)	(36,302)	141,268
Net Assets:
Beginning of Period	505,081	538,159	931,865	790,597
End of Period	$478,471	$505,081	$895,563	$931,865
Undistributed (Distributions in excess of) Net Investment Income Included in Net Assets at End of Period	$(14,687)	$2,236	$635	$(11,223)
Share Transactions:
Class A:
Shares Issued	5,765	13,304	19,226	33,657
Reinvestment of Distributions	2,157	471	1,027	5,962
Shares Redeemed	(7,194)	(20,265)	(23,104)	(33,548)
Total Class A Transactions	728	(6,490)	(2,851)	6,071

†	Refer to Note 5 for information regarding a capital contribution.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Financial Highlights

For the six months ended March 31, 2011 (Unaudited) and the year ended September 30, 2010

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)***		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)***		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
International Equity Fund
Class A
2011*	$8.34	$0.03	$0.88	$0.91	$(0.13)		$—	$(0.13)	$9.12	10.92%	$2,006,014	1.28	%(3)	1.28	%(3)	1.28	%(3)	0.71%	65%
2010	7.88	0.10	0.36	0.46	—		—	—	8.34	5.84%	1,898,206	1.27	%(3)	1.27	%(3)	1.28%		1.26%	144%
2009	8.85	0.13	(0.94)	(0.81)	(0.16)		—	(0.16)	7.88	(8.73)	2,053,411	1.28	(2)(3)	1.28	(2)(3)	1.29		2.01	154
2008	16.18	0.27	(5.52)	(5.25)	(0.34)		(1.74)	(2.08)	8.85	(36.96)	2,329,504	1.25	(2)(3)	1.26	(2)(3)	1.26	(2)	2.15	218
2007	14.07	0.28	2.89	3.17	(0.47)		(0.59)	(1.06)	16.18	23.56	4,032,236	1.32	(2)(3)	1.33	(2)(3)	1.33	(2)	1.85	172
2006	12.14	0.24	1.97	2.21	(0.28)		—	(0.28)	14.07	18.50	3,491,007	1.32	(2)	1.33	(2)	1.33	(2)	1.85	118
Class I
2011*	$8.32	$0.02	$0.88	$0.90	$(0.11)		$—	$(0.11)	$9.11	10.82%	$7,902	1.53	%(3)	1.53	%(3)	1.53	%(3)	0.43%	65%
2010	7.89	0.08	0.35	0.43	—		—	—	8.32	5.45%	8,455	1.52	%(3)	1.52	%(3)	1.53%		1.00%	144%
2009	8.82	0.13	(0.94)	(0.81)	(0.12)		—	(0.12)	7.89	(8.80)	8,397	1.53	(2)(3)	1.53	(2)(3)	1.54		1.97	154
2008	16.13	0.22	(5.49)	(5.27)	(0.30)		(1.74)	(2.04)	8.82	(37.14)	6,538	1.50	(2)(3)	1.51	(2)(3)	1.51	(2)	1.72	218
2007	14.04	0.25	2.88	3.13	(0.45)		(0.59)	(1.04)	16.13	23.25	17,155	1.57	(2)(3)	1.58	(2)(3)	1.58	(2)	1.66	172
2006	12.12	0.23	1.94	2.17	(0.25)		—	(0.25)	14.04	18.20	13,401	1.59	(2)	1.59	(2)	1.59	(2)	1.77	118
Emerging Markets Equity Fund
Class A
2011*	$11.40	$(0.03)	$0.92	$0.87	$(0.10)		$—	$(0.10)	$12.17	7.66%	$965,688	1.96	%(4)	1.96	%(4)	2.09	%(4)	(0.67)%	60%
2010	9.64	0.04	1.78	1.82	(0.06)		—	(0.06)	11.40	18.93%	935,583	1.96	%(4)	1.96	%(4)	2.09%		0.38%	81%
2009	11.43	0.08	0.18	0.26	(0.10)		(1.95)	(2.05)	9.64	16.40	916,780	1.97	(4)	1.97	(4)	2.11		1.08	80
2008	21.49	0.14	(5.64)	(5.50)	(0.08)		(4.48)	(4.56)	11.43	(33.33)	965,730	1.99	(4)	1.99	(4)	2.08		0.85	94
2007	16.67	0.08	7.22	7.30	(0.08)		(2.40)	(2.48)	21.49	48.27	1,777,229	1.97	(4)	1.97	(4)	2.05		0.44	79
2006	15.94	0.11	2.32	2.43	(0.10)		(1.60)	(1.70)	16.67	16.46	1,336,574	1.96		1.97		2.06		0.65	65
International Fixed Income Fund
Class A
2011*	$10.92	$0.13	$(0.35)	$(0.22)	$(0.51)		$—	$(0.51)	$10.19	(2.00)%	$478,471	1.01	%(5)	1.01	%(7)	1.21	%(7)	2.57%	62%
2010	10.21	0.24	0.57	0.81	(0.10	)(8)	—	(0.10)	10.92	7.97%	505,081	1.07	%(7)	1.07	%(7)	1.21%		2.33%	135%
2009	10.46	0.28	0.53	0.81	(1.06)		—	(1.06)	10.21	8.85	538,159	1.02	(5)	1.02	(5)	1.06		2.86	170
2008	10.91	0.37	(0.68)	(0.31)	(0.14)		—	(0.14)	10.46	(2.89)	703,324	1.02	(5)	1.02	(5)	1.04		3.45	147
2007	10.86	0.36	(0.11)	0.25	(0.20)		—	(0.20)	10.91	2.34	808,742	1.02	(5)	1.02	(5)	1.04		3.29	215
2006	11.72	0.28	(0.49)	(0.21)	(0.34)		(0.31)	(0.65)	10.86	(1.64)	841,903	1.01		1.01		1.03		2.61	194
Emerging Markets Debt Fund
Class A
2011*	$11.19	$0.31	$(0.20)	$0.11	$(0.16)		$—	$(0.16)	$11.14	0.96%	$895,563	1.36	%(6)	1.36	%(6)	1.79%		5.64%	32%
2010	10.24	0.67	1.14	1.81	(0.86)		—	(0.86)	11.19	18.78%	931,865	1.36	%(6)	1.36	%(6)	1.79%		6.41%	70%
2009	9.43	0.71	0.85	1.56	(0.75)		—	(0.75)	10.24	18.62	790,597	1.37	(6)	1.37	(6)	1.81		8.47	73
2008	11.04	0.62	(1.18)	(0.56)	(0.74)		(0.31)	(1.05)	9.43	(5.71)	877,354	1.37	(6)	1.37	(6)	1.79		5.94	83
2007	11.28	0.60	0.47	1.07	(0.65)		(0.66)	(1.31)	11.04	10.03	1,002,602	1.37	(6)	1.37	(6)	1.79		5.47	81
2006	11.81	0.56	0.34	0.90	(0.80)		(0.63)	(1.43)	11.28	8.68	828,343	1.36		1.36		1.78		5.03	108

*	For the six months ended March 31, 2011. All ratios for the period have been annualized.
**	Includes Fees Paid Indirectly. See Note 5 in Notes to Financial Statements.
***	See Note 5 in Notes to Financial Statements.
†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	Per share net investment income/(loss) and net realized and unrealized gains/(losses) calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% and 1.53%, respectively, for 2009 and 2008, and 1.24% and 1.49%, respectively, for 2007 and 2006.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% and 1.53%, respectively for 2011, 1.27% and 1.52%, respectively for 2010, 1.28% and 1.53%, respectively for 2009, 1.25% and 1.50%, respectively for 2008 and 1.32% and 1.57%, respectively for 2007.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.96% for 2011, 2010, 2009, 2008 and 2007.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.01%, 1.01%, 1.02% and 1.01%, for 2011, 2009, 2008 and 2007, respectively.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.36% for 2011, 2010, 2009, 2008 and 2007.
(7)	The expense ratio includes proxy and overdraft fees. Had these expenses been excluded, the ratio would have been 1.01% for 2011 and 2010.
(8)	Includes return of capital of less than $0.01.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	25

Notes to Financial Statements

March 31, 2011 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five funds: International Equity Fund, Tax-Managed International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”). The Trust’s prospectuses provide a description of each Fund’s investment objective, and strategies. The Trust is registered to offer Class A shares of each of the Funds, Class G shares of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds, and Class I shares of the International Equity Fund.

As of March 31, 2011, the Tax-Managed International Equity Fund and the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with GAAP, Fair Value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities, loan participations and swaps where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The Fund adopted Financial Accounting Standards Board — Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”), effective September 30, 2010. This Update applies to the Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above. There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy during the period.

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. For the period ended March 31, 2011, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	27

Notes to Financial Statements (Continued)

March 31, 2011 (Unaudited)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2011, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies the Funds may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its Investment Objective and Strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. In addition, the International Fixed Income Fund and the Emerging Markets Debt Fund may utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments for details regarding open futures contracts as of March 31, 2011, if applicable.

Equity-Linked Warrants — To the extent consistent with its Investment Objective and Strategies, the Funds each may invest in equity-linked warrants. These Funds purchase the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stocks, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, these Funds bear additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. See Note 3 for further details.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Summary Schedule of Investments for details regarding open swap contracts as of March 31, 2011, if applicable.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option agreements as of March 31, 2011, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	29

Notes to Financial Statements (Continued)

March 31, 2011 (Unaudited)

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
International Equity Fund	$50,000	0.75%
International Fixed Income Fund	25,000	1.00
Emerging Markets Debt Fund	25,000	1.00
Emerging Markets Equity Fund	25,000	1.25

For the six month period ended March 31, 2011, the Funds did not retain any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments or Schedule of Investments and the Statement of Operations. The fair value of derivative instruments as of March 31, 2011 was as follows:

	Asset Derivatives			Liability Derivatives
	Period ended March 31, 2011 ($ Thousands)			Period ended March 31, 2011 ($ Thousands)
Contract Type	Statements of Assets & Liabilities Location	Fair Value		Statements of Assets & Liabilities Location	Fair Value

International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$219	*	Net Assets — Unrealized depreciation on futures contracts	$170	*
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	1,328	†	Net Assets — Unrealized depreciation on swap contracts	313	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,930		Unrealized loss on forward foreign currency contracts	5,051

Total Derivatives not accounted for as hedging instruments		$3,477			$5,534

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$29	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	783		Unrealized loss on forward foreign currency contracts	1,001
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	218	†	Net Assets — Unrealized depreciation of swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$1,030			$1,001

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported in the Summary Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/(depreciation) on swap contracts as reported in the Summary Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2011 is as follows:

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$—	$183	$—	$385	$568
Foreign exchange contracts	—	—	(27,396)	—	(27,396)
Credit contracts	—	—	—	57	57
Total	$—	$183	$(27,396)	$442	$(26,771)

Emerging Markets Debt Fund
Interest rate contracts	$532	$(48)	$—	$109	$593
Equity contracts	—	—	—	96	96
Foreign exchange contracts	—	—	(2,322)	—	(2,322)
Total	$532	$(48)	$(2,322)	$205	$(1,633)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$—	$163	$—	$(208)	$(45)
Foreign exchange contracts	—	—	15,212	—	15,212
Credit contracts	—	—	—	(43)	(43)
Total	$—	$163	$15,212	$(251)	$15,124

Emerging Markets Debt Fund
Interest rate contracts	$—	$32	$—	$—	$32
Foreign exchange contracts	—	—	489	—	489
Credit contracts	—	—	—	49	49
Total	$—	$32	$489	$49	$570

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	31

Notes to Financial Statements (Continued)

March 31, 2011 (Unaudited)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

5. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Administration & Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund	0.45%
Emerging Markets Equity Fund	0.65%
International Fixed Income Fund	0.60%
Emerging Markets Debt Fund	0.65%

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses, except for Trustee fees, of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion. At March 31, 2011, there were no such waivers in each Fund.

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Class A	1.28	%*†	1.96	%†	1.02	%†	1.36	%†
Class I	1.53	%*†	—		—		—

* The expense cap excludes interest expense on reverse repurchase agreements.

† The expense cap excludes proxy and overdraft fees.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds so that the total annual expenses of each Fund, exclusive of short sale expenses and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. For the International Fixed Income Fund, SIMC has contractually agreed to waive fees or reimburse expenses until the later of (i) two years after the effective date of the Expense Limitation Agreement, or (ii) January 31, 2012 in order to keep total annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.02%.

Accordingly, the advisory fee and contractual or voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations	Contractual Expense Limitations
International Equity Fund, Class A	0.505%	1.280%	—%
International Equity Fund, Class I	0.505%	1.530%	—%
Emerging Markets Equity Fund	1.050%	1.960%	—%
International Fixed Income Fund*	0.300%	—%	1.020%
Emerging Markets Debt Fund	0.850%	1.360%	—%

*	Prior to March 1, 2010, the Advisory Fee for the International Fixed Income Fund was 0.150%.

With respect to the International Fixed Income Fund from October 1, 2009 until February 28, 2010, SIMC received an advisory fee of 0.15% of the Fund’s average daily net assets. At a meeting of the International Fixed Income Fund’s shareholders held on February 18, 2010, the shareholders of the Fund approved an increase in the advisory fee paid to SIMC by the Fund. As a result, effective March 1, 2010, SIMC receives an investment advisory fee from the Fund of 0.30%.

As of March 31, 2011, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
International Equity Fund
Acadian Asset Management LLC
Causeway Capital Management LLC
del Rey Global Investors, LLC
INTECH Investment Management LLC
Neuberger Berman Management LLC
Quantitative Management Associates LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC
Emerging Markets Equity Fund
Artisan Partners Limited Partnership
Delaware Management Company
JO Hambro Capital Management Limited
Lazard Asset Management LLC
Neuberger Berman Management LLC
PanAgora Asset Management, Inc.
The Boston Company Asset Management LLC
International Fixed Income Fund
AllianceBernstein L.P.
Fidelity International Investment Advisors (UK) Limited (delegates to Fidelity International Investment Advisors)
UBS Global Asset Management (Americas) Inc.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners LP

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Servicing Fees
International Equity Fund
Class A	0.25%	—
Class I	0.25%	0.25%
Emerging Markets Equity Fund
Class A	0.25%	—
International Fixed Income Fund
Class A	0.25%	—
Emerging Markets Debt Fund
Class A	0.25%	—

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the period ended March 31, 2011, the Distributor received no brokerage commissions.

Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

However, the Distributor has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations as agreed upon by the Distributor as presented above.

For the period ended March 31, 2011, the Distributor retained 100% of both shareholder servicing fees, less the waiver, and administration servicing fees.

Investment in Affiliated Securities — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund L.P., also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings.

The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

Other — A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Other Affiliated Transactions — During the fiscal year ended September 30, 2010, the Administrator made a capital contribution (the “Contribution”) of $1,166 ($ Thousands) to the Emerging Markets Debt Fund. The Contribution represents a reimbursement for losses incurred by the Emerging Markets Debt Fund in connection with a NAV error during that fiscal year. The Contribution is included in Proceeds from Shares Issued on the Statement of Changes in Net Assets. The Contribution did not have a significant impact on the Emerging Market Debt Fund’s total return.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the period ended March 31, 2011, were as follows:

	Purchases ($ Thousands)	Sales and Maturities ($ Thousands)
International Equity Fund
US Government	$—	$—
Other	1,203,126	1,290,357
Emerging Markets Equity Fund
US Government	—	—
Other	453,875	469,003
International Fixed Income Fund
US Government	4,625	5,027
Other	268,714	285,407
Emerging Markets Debt Fund
US Government	—	—
Other	252,118	280,206

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	33

Notes to Financial Statements (Continued)

March 31, 2011 (Unaudited)

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These differences, which may result in distribution reclassifications, are primarily due to paydown reclassifications, foreign currency transactions, net investment losses, investment in partnerships, swaps and passive foreign investment companies. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Totals ($ Thousands)
International Equity Fund	2010	$—	$—	$—	$—
	2009	41,285	—	—	41,285
Emerging Markets Equity Fund	2010	5,546	—	—	5,546
	2009	10,171	154,332	—	164,503
International Fixed Income Fund	2010	5,034	—	7	5,041
	2009	57,885	—	—	57,885
Emerging Markets Debt Fund	2010	67,778	—	—	67,778
	2009	60,833	—	—	60,833

As of September 30, 2010, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Gains (Losses) ($ Thousands)
International Equity Fund	$28,277	$—	$(1,146,124)	$—
Emerging Markets Equity Fund	8,166	—	(132,853)	—
International Fixed Income Fund	—	—	(24,006)	(685)
Emerging Markets Debt Fund	10,618	—	(25,853)	—

	Post October Currency Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Gains (Losses) ($ Thousands)
International Equity Fund	$(2,614)	$135,522	$(113)	$(985,052)
Emerging Markets Equity Fund	(127)	137,949	(3)	13,132
International Fixed Income Fund	—	(2,017)	18,147	(8,561)
Emerging Markets Debt Fund	—	65,669	—	50,434

Post-October losses represent losses realized on investment transactions from November 1, 2009 through September 30, 2010, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2015 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforward 09/30/10 ($ Thousands)
International Equity Fund	$—	$432,652	$713,472	$1,146,124
Emerging Markets Equity Fund	—	33,118	99,735	132,853
International Fixed Income Fund	3,797	1,563	18,646	24,006
Emerging Markets Debt Fund	—	14,696	11,157	25,853

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investments of each Fund, at March 31, 2011 is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
International Equity Fund	$1,843,474	$256,811	$(29,648)	$227,163
Emerging Markets Equity Fund	831,373	185,544	(21,419)	164,125
International Fixed Income Fund	449,186	23,271	(5,140)	18,132
Emerging Markets Debt Fund	785,301	77,477	(12,727)	64,455

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the International Fixed Income and Emerging Markets Debt Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. At March 31, 2011, the total value of these securities represented approximately 4% of the net assets of the Emerging Markets Debt Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, Management believes that based on experience, the risk of loss from such claims is considered remote.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	35

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,109.20	1.28%	$6.73
Class I	$1,000.00	$1,108.20	1.53%	$8.04
Hypothetical 5% Return
Class A	$1,000.00	$1,018.55	1.28%	$6.44
Class I	$1,000.00	$1,017.30	1.53%	$7.70
Emerging Markets Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,076.60	1.96%	$10.15
Hypothetical 5% Return
Class A	$1,000.00	$1,015.16	1.96%	$9.85

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
International Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$980.00	1.01%	$4.99
Hypothetical 5% Return
Class A	$1,000.00	$1,019.90	1.01%	$5.09
Emerging Markets Debt Fund
Actual Fund Return
Class A	$1,000.00	$1,009.60	1.36%	$6.81
Hypothetical 5% Return
Class A	$1,000.00	$1,018.15	1.36%	$6.84

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

At the December 7-8, 2010 and March 22-23, 2011 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	37

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SMIC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Fund’s performance relative to their peer groups and appropriate indices/benchmarks ,in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that the profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Adisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	39

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT March 31, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KMPG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-031 (3/11)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are listed below.

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%

Argentina — 0.0%
Tenaris	952	$24

Australia — 3.1%
Alumina (A)	1,174,103	2,987
Amcor	44,751	327
Atlas Iron*	1,676,348	6,466
Australia & New Zealand Banking Group	47,921	1,180
Australian Stock Exchange	11,535	411
Beach Energy (A)	520,405	522
BHP Billiton (A)	151,342	7,287
Brambles	36,545	268
Caltex Australia	166,272	2,682
Centamin Egypt*	1,254,900	2,709
Coca-Cola Amatil	9,724	118
Cochlear	628	54
Commonwealth Bank of Australia (A)	34,209	1,854
CSL	8,526	315
Fortescue Metals Group	539,502	3,576
Incitec Pivot	161,089	721
Leighton Holdings	9,533	291
Lend Lease	10,757	101
Macquarie Group	5,410	205
National Australia Bank	27,964	748
Newcrest Mining	242,359	9,980
Orica	1,441	39
OZ Minerals (A)	584,979	965
Paladin Energy*	23,693	88
Qantas Airways	98,345	222
QR National* (A)	1,200	4
Ramsay Health Care	13,665	270
Rio Tinto	63,165	5,536
Santos (A)	226,903	3,649
Suncorp-Metway	33,282	292
TABCORP Holdings	25,065	194
Telstra	363,944	1,061
Thorn Group	43,500	98
Transurban Group	42,311	235
Wesfarmers (A)	60,713	1,999
Westfield Group (B)	48,735	471
Westpac Banking	34,005	856
Whitehaven Coal	268,205	1,856
Woodside Petroleum (A)	24,080	1,165
Woolworths	36,460	1,013
WorleyParsons	4,948	159

		62,974

Austria — 0.3%
Erste Group Bank	7,095	358
IMMOFINANZ*	88,810	402
Oesterreichische Post	4,748	163
OMV	19,952	903
Raiffeisen International Bank Holding	1,300	72
Telekom Austria	14,710	215
Vienna Insurance Group	68,315	3,907

Description	Shares	Market Value ($ Thousands)
Voestalpine	6,839	$322

		6,342

Belgium — 1.4%
Ageas	89,132	254
Bekaert	6,907	789
Belgacom	95,977	3,723
Colruyt	86,320	4,552
Delhaize Group	8,819	719
Dexia*	62,019	242
D’ieteren	1,030	71
Groupe Bruxelles Lambert	4,067	380
InBev	220,018	12,550
KBC Groep	11,692	440
Nationale A Portefeuille*	810	56
Telenet Group Holding	50,996	2,393
Umicore (A)	21,507	1,068

		27,237

Bosnia and Herzegovina — 0.1%
Axis Capital Holdings	64,200	2,242

Brazil — 1.7%
Anhanguera Educacional Participacoes	205,171	4,989
Banco Santander Brasil ADR	290,800	3,565
Brasil Telecom ADR	94,034	2,540
Centrais Eletricas Brasileiras ADR	304,060	4,716
Embraer ADR	53,841	1,815
HRT Participacoes em Petroleo*	2,400	2,517
Petroleo Brasileiro ADR	190,993	7,722
Porto Seguro	280,700	4,747
Telecomunicacoes de Sao Paulo ADR (A)	20,514	505

		33,116

Canada — 3.9%
AGF Management, Cl B	2,000	40
Barrick Gold	134,206	6,967
Cenovus Energy	112,400	4,425
Crescent Point Energy	52,300	2,530
Domtar	28,380	2,605
Eldorado Gold	197,800	3,215
First Quantum Minerals	44,027	5,677
FirstService*	2,000	76
Kinross Gold	292,731	4,610
Magna International, Cl A	39,800	1,902
Nexen	167,967	4,186
Niko Resources	69,236	6,619
Onex	55,600	1,943
Peyto Exploration & Development	38,600	817
QLT*	8,100	56
Research In Motion*	39,319	2,224
Silver Wheaton	203,800	8,824
Suncor Energy	265,383	11,876
TELUS, Cl A	1	—
Toronto-Dominion Bank	65,917	5,814
Vermilion Energy	60,600	3,148
West Fraser Timber	3,100	193

		77,747

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Shares	Market Value ($ Thousands)
Chile — 0.3%
Sociedad Quimica y Minera de Chile ADR (A)	108,000	$5,968

China — 0.9%
Agricultural Bank of China, Cl H*	10,048,000	5,697
Bank of China, Cl H	7,135,200	3,972
China Petroleum & Chemical, Cl H	787,982	790
China Vanke, Cl B	1,371,000	1,798
Ping An Insurance Group of China, Cl H	640,000	6,488
Qingling Motors, Cl H	794,000	253

		18,998

Denmark — 1.3%
AP Moller - Maersk, Cl A (A)	92	847
AP Moller - Maersk, Cl B (A)	361	3,400
Carlsberg, Cl B	8,170	881
Coloplast, Cl B (A)	2,871	416
Danske Bank	14,328	318
Jyske Bank*	91,157	4,065
Novo Nordisk, Cl B	85,061	10,701
Novozymes, Cl B	2,404	369
Pandora*	100	5
TrygVesta (A)	84,475	4,974

		25,976

Finland — 1.0%
Fortum (A)	26,810	912
Kesko, Cl B	6,161	288
Kone, Cl B	7,172	413
Metso	137,231	7,389
Nokia	94,714	811
Nokia ADR (A)	440,279	3,747
Nokian Renkaat	17,555	748
Pohjola Bank, Cl A	100	1
Stora Enso, Cl R	302,182	3,604
UPM-Kymmene	67,052	1,420
Wartsila, Cl B (A)	17,620	689

		20,022

France — 9.4%
Accor	20,642	929
Air France-KLM	5,077	85
Air Liquide	21,151	2,814
Alcatel-Lucent	1,078,273	6,199
Alstom	5,761	341
Areva	37,360	1,662
Arkema	28,463	2,589
AXA	749,237	15,678
BNP Paribas (A)	290,884	21,304
Bouygues	11,342	545
Bureau Veritas	5,883	463
Carrefour	89,559	3,970
Christian Dior	10,227	1,442
Cie de Saint-Gobain	9,165	562
CNP Assurances	181,426	3,857
Compagnie Generale de Geophysique*	5,965	215

Description	Shares	Market Value ($ Thousands)
Credit Agricole	80,169	$1,317
Dassault Systemes	831	64
Edenred*	4,063	123
EDF	77,557	3,216
Eiffage	3,775	227
Eramet	923	342
Eurazeo	848	66
Eutelsat Communications	129,020	5,161
GDF Suez	210,982	8,608
Gecina (B)	102	14
Groupe Danone	8,777	574
Groupe Eurotunnel	2,757	29
ICADE (B)	211	26
Iliad (A)	6,830	820
Lagardere SCA	748	32
Legrand	191,462	7,976
L’Oreal	7,544	880
LVMH Moet Hennessy Louis Vuitton	67,657	10,725
Michelin, Cl B	24,700	2,089
Natixis	104,219	590
Neopost	925	81
Pernod-Ricard	3,999	374
Peugeot	90,243	3,570
PPR	1,790	275
Renault	8,006	443
Safran	205,928	7,288
Sanofi-Aventis (A)	256,070	17,979
Schneider Electric (A)	97,225	16,639
SCOR	4,837	132
Societe Generale (A)	47,089	3,064
Sodexho Alliance	93,242	6,818
Technip	63,681	6,800
Thales	96,368	3,849
Total	99,061	6,039
Unibail (B)	2,364	513
Vinci	139,826	8,750
Vivendi	8,400	240

		188,388

Germany — 7.7%
Adidas	3,349	211
Allianz (A)	23,186	3,258
Axel Springer	2,677	433
BASF	84,540	7,322
Bayer	75,516	5,856
Bayerische Motoren Werke	115,716	9,648
Brenntag*	52,386	5,824
Commerzbank	38,716	302
Continental (A)	8,992	812
DaimlerChrysler (A)	47,927	3,390
Deutsche Bank	16,548	974
Deutsche Boerse	77,873	5,918
Deutsche Lufthansa (A)	174,483	3,703
Deutsche Post (A)	438,045	7,907
E.ON (A)	101,271	3,097
Fraport Frankfurt Airport Services Worldwide	6,252	459
Fresenius	10,657	987
Fresenius Medical Care (A)	98,890	6,651
GEA Group	220,446	7,270
HeidelbergCement	3,813	267

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)
Henkel KGaA	9,404	$492
Hochtief	3,176	342
Infineon Technologies (A)	114,327	1,174
K+S	7,581	573
Kabel Deutschland Holding*	7,321	387
Lanxess	11,125	833
Linde (A)	107,070	16,934
MAN	10,658	1,331
Merck KGaA (A)	3,226	292
Metro (A)	2,497	171
Muenchener Rueckversicherungs (A)	58,371	9,195
RWE	11,672	744
SAP ADR (A)	67,800	4,160
SAP	153,686	9,422
Siemens	184,878	25,373
Suedzucker	42,509	1,187
ThyssenKrupp	44,381	1,816
Tognum (A)	125,177	4,512
TUI	33,928	406
Volkswagen	8,643	1,328
Wacker Chemie	554	125

		155,086

Greece — 0.3%
Hellenic Telecommunications Organization	6,515	73
OPAP	307,972	6,604

		6,677

Guernsey — 0.0%
Resolution	5,752	27

Hong Kong — 2.4%
AIA Group*	147,400	454
Asia Standard International Group	206,000	51
ASM Pacific Technology	21,500	270
Bank of East Asia	43,600	185
BOC Hong Kong Holdings	603,500	1,967
Cathay Pacific Airways	268,200	643
Cheung Kong Holdings	87,000	1,418
Cheung Kong Infrastructure Holdings	60,000	283
China Mobile ADR	82,900	3,833
CLP Holdings	482,600	3,903
DMX Technologies Group*	288,000	82
First Pacific	598,000	535
Get Nice Holdings	1,558,000	102
Hang Lung Group	75,400	467
Hang Lung Properties	36,400	159
Hang Seng Bank	19,000	307
Henderson Land Development	48,000	333
Hong Kong Exchanges and Clearing	44,700	971
Hongkong Land Holdings	294,000	2,058
Hutchison Telecommunications Hong Kong Holdings	802,000	255
Hutchison Whampoa	510,400	6,044
Hysan Development	114,700	472
Jardine Strategic Holdings	239,252	6,388
Kerry Properties	300	2

Description	Shares	Market Value ($ Thousands)
Li & Fung	157,800	$808
New World Development	221,000	390
Nine Dragons Paper Holdings	3,859,000	4,624
Orient Overseas International	13,800	145
PCCW	1,116,000	465
RCG Holdings*	39,556	10
Shangri-La Asia	206,900	535
SJM Holdings	316,000	553
Sun Hung Kai Properties	38,000	602
Swire Pacific, Cl A	228,800	3,353
Wharf Holdings	44,900	310
Wheelock	31,000	116
Wing Hang Bank	35,500	418
Yue Yuen Industrial Holdings	1,758,500	5,596

		49,107

India — 0.0%
State Bank of India GDR	6,415	828

Indonesia — 0.1%
APERAM	1,640	66
Telekomunikasi Indonesia ADR	54,596	1,833

		1,899

Ireland — 0.6%
Experian	721,381	8,927
Smurfit Kappa Group*	261,595	3,337

		12,264

Israel — 0.5%
Bank Hapoalim*	16,301	85
Bezeq Israeli Telecommunication	49,940	148
Check Point Software Technologies*	131,628	6,720
Israel*	488	586
Israel Chemicals	46,490	767
Partner Communications	33,097	630
Teva Pharmaceutical Industries	17,449	877

		9,813

Italy — 2.0%
Assicurazioni Generali	20,404	442
Atlantia	13,390	307
Banca Monte dei Paschi di Siena (A)	326,877	408
Banco Popolare Scarl	93,885	280
Enel	800,297	5,052
Enel Green Power*	900	3
Engineering Ingegneria Informatica (A)	2,148	71
ENI	70,063	1,723
Exor	10,724	330
Fiat	177,402	1,609
Fiat Industrial* (A)	120,984	1,739
Finmeccanica	22,267	281
Intesa Sanpaolo (A)	916,824	2,559
Mediaset	322,261	2,051
Parmalat	924,672	3,102
Pirelli & C (A)	14,045	124
Saipem	23,568	1,255
Snam Rete Gas	1,155,282	6,502

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Shares	Market Value ($ Thousands)
Telecom Italia (A)	3,411,195	$4,594
UniCredito Italiano (A)	2,876,218	7,118
Unione di Banche Italiane (A)	30,237	259

		39,809

Japan — 17.1%
77 Bank	33,000	166
Aeon (A)	296,800	3,452
Aeon Mall	11,100	239
Aisin Seiki	26,000	906
Ajinomoto	7,000	73
Alfresa Holdings	5,900	227
All Nippon Airways	161,400	483
Alpen	5,700	99
Arc Land Sakamoto	7,300	88
Arnest One	14,300	143
Asahi Glass	67,000	846
Asahi Kasei	57,000	386
Asics	26,300	353
ASKUL	3,500	50
Astellas Pharma	7,800	290
Autobacs Seven	2,500	95
Bank of Kyoto	4,000	36
Bank of the Ryukyus	4,900	56
Belluna	6,800	44
Best Bridal	65	56
Bic Camera	201	81
Bridgestone	12,200	257
Brother Industries	229,500	3,384
Calsonic Kansei	67,000	267
Canon	35,600	1,555
Central Japan Railway	482	3,833
Century Tokyo Leasing	30,400	501
Chuetsu Pulp & Paper	18,000	33
Coca-Cola West	311,800	5,963
Cosmo Oil	56,300	176
Credit Saison	21,400	345
Dai Nippon Printing	486,000	5,940
Daicel Chemical Industries	190,000	1,176
Daido Steel	47,700	272
Daihatsu Motor	50,000	731
Daiichi Sankyo	99,100	1,920
Daiichikosho	3,500	60
Daikin Industries	5,200	156
Dainippon Sumitomo Pharma	20,600	193
Daito Trust Construction	14,200	982
Daiwa House Industry	161,000	1,985
Daiwa Securities Group	12,000	55
Dena	24,300	881
Denso	19,100	636
Dowa Mining	11,000	69
Dydo Drinco	4,400	172
East Japan Railway	13,500	753
EDION (A)	93,800	800
Elpida Memory* (A)	109,600	1,416
Faith	378	50
Fanuc	63,600	9,661
Fuji Film Holdings	106,800	3,319
Fuji Heavy Industries	163,800	1,059
Fuji Soft	4,100	66
Fujishoji	42	37
Fujitsu	220,000	1,248

Description	Shares	Market Value ($ Thousands)
Hamamatsu Photonics	9,100	$362
Hankyu Hanshin Holdings	59,000	273
Haseko	2,656,500	2,051
Hino Motors	315,000	1,547
HIS	3,000	61
Hitachi	907,700	4,742
Hitachi Construction Machinery	1,500	38
Hitachi Metals	32,400	410
Hokuriku Electric Power	5,700	130
Honda Motor	485,200	18,295
Hosiden	12,600	128
Hoya	11,800	270
IBJ Leasing	8,800	212
Idemitsu Kosan	9,100	1,069
IHI	469,000	1,149
Iida Home Max	34,800	322
Inpex	127	967
Isuzu Motors	247,900	984
IT Holdings	12,700	133
Itochu	76,100	800
Itochu-Shokuhin	1,900	65
Japan Prime Realty Investment, Cl A (B )	85	230
Japan Real Estate Investment, Cl A (B)	27	256
Japan Retail Fund Investment, Cl A (B)	435	683
Japan Steel Works	113,000	888
Japan Tobacco	202	732
JFE Holdings	12,500	367
JFE Shoji Holdings	23,000	100
JGC	333,000	7,823
JS Group	33,800	881
JTEKT	247,900	3,236
Jupiter Telecommunications	7,270	7,167
Juroku Bank	16,000	53
Justsystems*	13,900	36
JVC Kenwood Holdings*	78,200	381
JX Holdings	130,800	884
Kansai Paint	19,000	165
Kao	69,600	1,743
Kawasaki Heavy Industries	81,000	358
Kawasaki Kisen Kaisha	14,900	55
KDDI	1,859	11,551
Keyence	900	231
Kita-Nippon Bank	1,700	42
Kobe Steel	482,900	1,259
Koito Manufacturing	7,000	113
Komatsu	74,600	2,543
Konami	4,600	85
K’s Holdings	48,100	1,393
Kubota	5,000	47
Kyocera	4,500	458
Mabuchi Motor	72,200	3,450
Makita	124,300	5,804
Marubeni	387,200	2,798
Marui	300	2
Matsushita Electric Industrial	215,000	2,745
Mazda Motor	75,000	166
Mediceo Paltac Holdings	4,500	40
MEIJI Holdings	9,800	396
Melco Holdings	1,900	62

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)
Millea Holdings	9,300	$250
Miraca Holdings	9,600	369
Mitsubishi	257,600	7,177
Mitsubishi Chemical Holdings	273,800	1,728
Mitsubishi Electric	128,700	1,525
Mitsubishi Estate	25,000	424
Mitsubishi Gas Chemical	37,000	267
Mitsubishi Heavy Industries	99,000	456
Mitsubishi Materials	170,000	578
Mitsubishi Motors*	155,000	191
Mitsubishi UFJ Financial Group	399,100	1,849
Mitsui	78,000	1,403
Mitsui Chemicals	136,000	482
Mitsui Engineering & Shipbuilding	18,000	43
Mitsui Fudosan	244,000	4,042
Mitsui Home	8,000	44
Mitsui Mining & Smelting	50,000	174
Mitsui OSK Lines	51,000	295
Mitsui Sumitomo Insurance Group Holdings	208,100	4,756
Mitsui Trust Holdings	633,330	2,254
Mizuho Financial Group	518,100	863
Murata Manufacturing	12,900	932
Nabtesco	16,700	422
Namco Bandai Holdings	9,400	103
NEC	70,000	153
NEC Networks & System Integration	19,400	247
NGK Spark Plug	4,000	55
Nichii Gakkan	9,500	75
Nichireki	8,000	40
Nidec	2,000	174
Nikon	3,900	81
Nintendo	12,900	3,497
Nippon Building Fund, Cl A (B)	49	479
Nippon Electric Glass	442,700	6,292
Nippon Paper Group	10,000	214
Nippon Steel	279,000	895
Nippon Telegraph & Telephone ADR	229,400	5,159
Nippon Telegraph & Telephone	95,900	4,322
Nippon Yusen	100,700	395
Nishimatsu Construction	78,000	124
Nishi-Nippon City Bank	17,800	51
Nissan Motor	93,200	830
Nisshin Fudosan	13,200	70
Nisshin Steel	109,000	235
Nitto Denko	27,000	1,437
NOK	11,400	203
Nomura Holdings	87,600	460
Nomura Real Estate Holdings	8,500	129
Nomura Real Estate Office Fund, Cl A (B)	46	312
Noritsu Koki	6,500	39
Noritz	4,300	76
NSK	7,000	61
NTN	13,000	63
NTT DoCoMo	274	483
Oita Bank	16,000	54
Omron	4,200	118
Ono Pharmaceutical	7,900	390
Oriental Land	8,200	654

Description	Shares	Market Value ($ Thousands)
ORIX	10,600	$996
Otsuka Holdings	10,100	250
PanaHome	9,000	59
Rakuten	193	174
Ricoh	13,000	153
Ricoh Leasing	6,400	157
Rinnai	1,000	67
Rohm	39,500	2,483
Saizeriya	20,000	307
San-In Godo Bank	18,000	135
Sankyo	126,600	6,515
Santen Pharmaceutical	700	28
Sapporo Hokuyo Holdings	453,900	2,191
Secom	3,900	182
Sega Sammy Holdings	62,600	1,092
Seiko Epson	2,500	40
Seino Transportation	76,000	576
Sekisui Chemical	1,077,000	8,460
Sekisui House	266,000	2,503
Seven & I Holdings	422,100	10,807
Sharp	42,000	418
Shimano	4,800	241
Shin-Etsu Chemical	144,700	7,219
Shiseido	192,800	3,350
Showa Denko KK	130,000	262
Showa Shell Sekiyu	83,000	869
SMC	19,700	3,254
Softbank	82,400	3,301
Sojitz	370,700	742
Sony	126,700	4,073
Sony Financial Holdings	513,000	10,213
SRI Sports	44	47
Sumitomo	175,600	2,519
Sumitomo Chemical	112,000	561
Sumitomo Electric Industries	26,900	374
Sumitomo Metal Mining	28,000	483
Sumitomo Mitsui Financial Group	321,900	10,044
Sumitomo Realty & Development	27,000	542
Suzuki Motor	20,800	467
T&D Holdings	2,000	49
Takeda Pharmaceutical	128,300	6,006
Tanabe Seiyaku	13,900	226
TDK	2,700	160
Teijin	172,000	772
Tochigi Bank	9,000	40
Toho Holdings	3,400	37
Tokyo Electric Power	8,000	45
Tokyo Electron	68,200	3,773
Tokyo Energy & Systems	3,000	20
Tokyo Tatemono	12,000	45
Tokyo Tekko	24,000	78
Tokyu	61,000	254
Tokyu Land	87,000	380
TonenGeneral Sekiyu	90,000	1,115
Toppan Printing	24,000	190
Toray Industries	122,000	891
Toshiba	56,000	275
Toshiba TEC	82,000	366
Tosoh	39,000	141
Totetsu Kogyo	9,000	84
Toyo Securities	37,000	59
Toyoda Gosei	5,700	119

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Shares	Market Value ($ Thousands)
Toyota Auto Body	22,800	$384
Toyota Boshoku	5,100	74
Toyota Industries	7,900	240
Toyota Motor	281,700	11,386
Toyota Motor ADR	35,768	2,870
Toyota Tsusho	62,500	1,035
Unicharm	200	7
USS	630	49
Wacoal Holdings	237,704	3,006
Warabeya Nichiyo	5,200	65
Watabe Wedding	6,395	58
West Japan Railway	571	2,212
Xebio	3,500	64
Yahoo! Japan	1,045	375
Yamada Denki	1,020	69
Yamaha	6,100	69
Yamaha Motor	36,900	646
Yaskawa Electric	829,000	9,862
Zeon	53,000	490

		344,085

Jersey — 0.2%
Informa	693,838	4,635
Wolseley*	6,776	228

		4,863

Malaysia — 0.2%
Axiata Group*	1,891,400	2,991

Malta — 0.0%
BGP Holdings* (C)	198,683	—

Mexico — 0.1%
Telefonos de Mexico ADR, Ser L	134,341	2,453

Netherlands — 5.8%
Aegon	65,351	490
Akzo Nobel	252,784	17,391
ArcelorMittal	32,807	1,188
ASML Holding	10,249	452
Corio (B)	60	4
Delta Lloyd	9,005	240
European Aeronautic Defenceand Space	209,671	6,112
Fugro	87,622	7,732
Gemalto	88,463	4,357
Heineken	11,074	606
ING Groep	616,684	7,816
Koninklijke Ahold	428,768	5,761
Koninklijke DSM	10,160	625
Koninklijke Philips Electronics	108,728	3,480
Koninklijke Vopak	358	17
Randstad Holding	52,700	2,939
Reed Elsevier	900,917	11,609
Royal Dutch Shell ADR, Cl B	70,200	5,141
Royal Dutch Shell, Cl A	332,937	12,104
Royal Dutch Shell, Cl B	88,703	3,213
SBM Offshore	9,801	285
TNT	547,725	14,069

Description	Shares	Market Value ($ Thousands)
Unilever	240,944	$7,565
Wolters Kluwer	117,349	2,748

		115,944

New Zealand — 0.4%
Telecom of New Zealand	5,541,007	8,495

Norway — 1.6%
Aker Solutions	170,223	3,911
DnB (A)	982,079	15,064
Orkla	23,206	225
Seadrill	34,830	1,259
Statoil (A)	330,714	9,165
Telenor	38,280	630
Yara International (A)	26,624	1,348

		31,602

Poland — 0.1%
KGHM Polska Miedz	31,537	2,001

Portugal — 0.1%
Energias de Portugal	86,966	339
Galp Energia SGPS, Cl B	5,931	127
Jeronimo Martins SGPS	36,855	594
Portugal Telecom SGPS	14,310	165

		1,225

Russia — 0.1%
OAO Gazprom ADR	60,970	1,974
Surgutneftegas ADR	8,414	91

		2,065

Singapore — 1.2%
Allgreen Properties	48,000	41
City Developments	23,100	211
DBS Group Holdings	367,000	4,262
Fraser and Neave	164,200	783
Genting Singapore*	102,000	166
Global Logistic Properties*	1,200	2
GuocoLeisure	296,000	177
Jardine Cycle & Carriage	9,300	270
Keppel	108,900	1,063
Keppel Land	78,000	278
Oversea-Chinese Banking	515,200	3,916
SembCorp Industries	95,000	393
SembCorp Marine	108,000	500
Singapore Airlines	504,000	5,470
Singapore Exchange	12,000	75
Singapore Land	23,000	127
Singapore Press Holdings	99,200	310
Singapore Technologies Engineering	33,600	87
Singapore Telecommunications	529,000	1,267
United Overseas Bank	30,000	447
UOL Group	37,000	139
Wilmar International	108,000	468
Yangzijiang Shipbuilding Holdings	2,309,700	3,317

		23,769

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)
South Africa — 0.7%
AngloGold Ashanti ADR	100,921	$4,839
Gold Fields	220,775	3,869
MTN Group	273,482	5,526

		14,234

South Korea — 2.8%
Hyundai Heavy Industries	14,989	7,078
Hyundai Mobis	26,864	8,021
Hyundai Motor	40,058	7,413
Korea Electric Power ADR	205,475	2,515
KT ADR	127,000	2,480
KT&G	146,039	7,602
LG Chemical	18,256	1,361
Samsung Electronics	13,730	11,666
Shinhan Financial Group	64,369	2,925
SK Telecom ADR (A)	304,047	5,719

		56,780

Spain — 1.3%
Abertis Infraestructuras	20,500	446
ACS Actividades de Construcciony Servicios	4,258	200
Amadeus IT Holding, Cl A*	926	18
Banco Bilbao Vizcaya Argentaria	66,215	804
Banco Santander Central Hispano	541,650	6,297
Caja de Ahorros del Mediterraneo	12,489	110
Criteria Caixacorp	184,444	1,303
Enagas	309,582	6,994
Ferrovial	100,383	1,261
Fomento de Construcciones y Contratas	9,474	314
Gas Natural	24,991	470
Grifols	9,573	167
Iberdrola	115,857	1,009
Iberdrola Renovables	11,959	52
Inditex	6,566	527
Repsol	74,479	2,555
Tecnicas Reunidas	65,398	3,937
Telefonica	21,845	548

		27,012

Sweden — 1.8%
Alfa Laval	25,983	565
Assa Abloy, Cl B	14,057	404
Atlas Copco, Cl B	72,842	1,762
Atlas Copco, Cl A (A)	69,806	1,857
Boliden	20,823	449
Elekta, Cl B (A)	78,065	3,123
Hennes & Mauritz, Cl B	5,780	192
Hexagon, Cl B (A)	296,152	7,075
Holmen, Cl B (A)	7,449	258
Industrivarden, Cl C (A)	71,738	1,276
Kinnevik Investment, Cl B	26,917	628
Millicom International Cellular	1,386	133
Modern Times Group, Cl B	100	7
Nordea Bank	117,928	1,292
Ratos, Cl B	2,671	105
Sandvik	36,121	682
Scania, Cl B	44,539	1,033

Description	Shares	Market Value ($Thousands)
Skandinaviska Enskilda Banken, Cl A	712,563	$6,359
Skanska, Cl B	2,226	47
SKF, Cl B	26,451	771
Ssab Svenskt Stal, Ser A, Cl A	16,051	254
Svenska Cellulosa, Cl B (A)	32,600	525
Svenska Handelsbanken, Cl A	9,347	307
Swedbank, Cl A	113,647	1,946
Swedish Match (A)	18,028	600
Tele2, Cl B (A)	93,973	2,172
Telefonaktiebolaget LM Ericsson, Cl B	36,752	474
Volvo, Cl B (A)	104,263	1,834

		36,130

Switzerland — 8.0%
ABB	25,254	609
Actelion*	11,781	681
Aryzta	2,740	141
Baloise Holding	3,151	313
Clariant	120,850	2,189
Compagnie Financiere Richemont	71,260	4,132
Credit Suisse Group	152,966	6,526
Daetwyler Holding*	463	42
Elektrizitaets-Gesellschaft Laufenburg	56	43
Geberit	445	97
Givaudan	14,019	14,152
Holcim	3,201	242
Julius Baer Group	182,341	7,006
Kuehne & Nagel International	1,116	157
Lindt & Spruengli	95	424
Logitech International* (A)	5,929	107
Nestle	252,942	14,557
Nobel Biocare Holding	388,165	8,079
Novartis	523,554	28,511
Roche Holding	111,189	15,946
Schindler Holding	6,107	738
SGS	4,258	7,610
Sika	68	164
STMicroelectronics	202,994	2,528
Sulzer	55,012	8,322
Swatch Group (A)	14,140	3,251
Swiss Life Holding	4,397	730
Swiss Reinsurance	9,711	558
Swisscom	2,861	1,281
Syngenta	1,542	503
Transocean*	3,894	307
UBS	801,951	14,451
Xstrata	418,246	9,768
Zurich Financial Services	25,386	7,134

		161,299

Taiwan — 0.1%
AU Optronics ADR	5,385	47
United Microelectronics ADR	691,541	1,888

		1,935

Turkey — 0.0%
Turkiye Garanti Bankasi	93,428	437

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Shares	Market Value ($ Thousands)
United Kingdom — 15.6%
3i Group	10,342	$50
Acergy (A)	157,581	3,980
Admiral Group	21,474	535
Aggreko	9,854	249
AMEC	56,991	1,090
Amlin	882,759	5,401
Anglo American	12,262	630
Antofagasta	179,861	3,924
ARM Holdings	226,346	2,086
Associated British Foods	10,709	170
AstraZeneca	231,803	10,638
Aviva	1,270,828	8,816
BAE Systems	58,546	305
Balfour Beatty	749,107	4,128
Barclays	1,421,725	6,325
BG Group	620,679	15,431
BHP Billiton	61,815	2,438
BP	442,148	3,218
British American Tobacco	355,970	14,276
British Land (B)	55,217	489
British Sky Broadcasting Group	105,287	1,392
BT Group, Cl A	802,227	2,387
Bunzl	144,331	1,722
Burberry Group	76,884	1,447
Cable & Wireless Worldwide	647,028	544
Cairn Energy*	137,575	1,019
Cape	13,521	107
Capita Group	461,113	5,492
Centrica	287,973	1,502
Compass Group	32,197	289
Davis Service Group	44,500	343
Devro	20,198	91
Diageo	446,407	8,479
Essar Energy*	5,946	45
Eurasian Natural Resources	186,088	2,793
Fresnillo	35,833	886
GlaxoSmithKline	354,893	6,767
Hammerson (B)	52,659	377
Hamworthy	9,160	76
Home Retail Group	623,298	1,929
HSBC Holdings	1,156,990	12,044
ICAP	103,937	880
Imperial Tobacco Group	139,371	4,305
Intercontinental Hotels Group	7,808	160
Intermediate Capital Group	10,719	56
International Consolidated Airlines Group*	63,739	235
International Power	159,782	789
Intertek Group	8,291	270
ITV	319,194	396
J Sainsbury	107,169	576
Johnson Matthey	2,358	70
Kingfisher	2,689,775	10,602
Land Securities Group (B)	34,182	402
Legal & General Group	591,501	1,092
Liberty International (B)	34,343	211
Lloyds Banking Group*	6,832,920	6,363
London Stock Exchange Group	28,055	374
Man Group	83,762	330
Michael Page International	579,255	4,773

Description	Shares	Market Value ($ Thousands)
National Grid	75,678	$721
Old Mutual	211,914	462
Pearson	14,781	261
Petrofac	98,974	2,362
Prudential	605,940	6,862
Reckitt Benckiser Group	13,681	702
Reed Elsevier	550,995	4,769
Rexam	1,132,840	6,599
Rio Tinto	306,673	21,526
Rio Tinto ADR	69,100	4,914
Rolls-Royce Group	1,884,155	18,695
Royal Bank of Scotland Group*	4,922,653	3,219
SABMiller	41,135	1,456
Sage Group	1,350,622	6,021
Schroders	29,941	833
Scottish & Southern Energy	31,440	636
Severn Trent	41,503	972
Shire	58,677	1,703
Smith & Nephew	8,594	97
Smiths Group	42,596	886
Standard Chartered	23,609	612
Standard Life	120,940	401
Tesco	795,532	4,859
Travis Perkins	135,201	2,202
Tullow Oil	227,725	5,286
Unilever	42,156	1,284
United Utilities Group	827,057	7,842
Vedanta Resources	12,326	470
Vodafone Group	12,048,241	34,087
Weir Group	31,595	877
Whitbread	7,458	197
Willis Group Holdings	135,600	5,473
WPP	42,311	521

		313,601

United States — 0.3%
Advance America Cash Advance Centers	24,598	130
Calamos Asset Management, Cl A	15,108	251
Capital One Financial	45,731	2,376
ConocoPhillips	41,888	3,345
Eli Lilly	10,889	383
Providence Service*	3,464	52
RAIT Financial Trust (B)	21,837	54
Synthes	2,202	299

		6,890

Total Common Stock (Cost $1,675,951) ($ Thousands)		1,902,355

PREFERRED STOCK — 0.4%

Brazil — 0.0%
Itau Unibanco Holding ADR	15,000	361

Germany — 0.4%
Bayerische Motoren Werke (A)	21,330	1,211
Draegerwerk (A)	2,624	255
Henkel (A)	13,007	807
Porsche (A)	20,036	1,316
ProSiebenSat.1 Media	10,502	308
RWE	5,062	308

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Volkswagen	19,840	$3,222

		7,427

Total Preferred Stock (Cost $7,191) ($ Thousands)		7,788

	Number Of Warrants
WARRANT — 0.2%

India — 0.2%
Shriram Transport Finance, Expires 09/24/14 *	278,164	4,941

Total Warrant (Cost $3,531) ($ Thousands)		4,941

	Number Of Rights

RIGHTS — 0.0%

Germany — 0.0%
Porsche, Expires 04/14/11 (A)	20	174
TUI, Expires 03/21/11 *	34	406

		580

Singapore — 0.0%
Hutchinson Port Holdings Trust, Expires 4/18/11 *	51	—

Total Rights (Cost $0) ($ Thousands)		580

U.S. TREASURY OBLIGATIONS — 0.3%
United States Treasury Bills (D)(E)
0.213%, 06/16/11	$427	427
0.155%, 06/09/11	1,203	1,203
0.154%, 06/30/11	3,972	3,971

Total U.S. Treasury Obligations (Cost $5,600) ($ Thousands)		5,601

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080% **†	54,757,208	54,757

Total Cash Equivalent (Cost $54,757) ($ Thousands)		54,757

AFFILIATED PARTNERSHIP — 4.7%

United States — 4.7%
SEI Liquidity Fund, L.P.
0.200%**†(F)	96,443,795	94,615

Total Affiliated Partnership (Cost $96,444) ($ Thousands)		94,615

Total Investments — 102.8% (Cost $1,843,474) ($ Thousands)		$2,070,637

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	540	Jun-2011	$816
FTSE 100 Index	178	Jun-2011	624
Hang Seng Index	13	Apr-2011	40
Nikkei 225 Index	13	Jun-2011	(58)
SPI 200 Index	47	Jul-2011	396
Topix Index	140	Jun-2011	(794)

			$1,024

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,013,916 ($ Thousands).

*	Non-income producing security
**	Rate shown is the 7-day effective yield as of March 31, 2011.
†	Affiliated security.
(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $89,527 ($ Thousands) (See Note 9).
(B)	Real Estate Investments Trust.
(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2011 was $0 ($ Thousands) and represented –% of Net Assets.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(F)	This security was purchased with cash collateral held from securities on loan (see Note 9).

The total value of such securities as of March 31, 2011

was $94,615 ($ Thousands).

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

Cl — Class

EURIBOR — Euro London Interbank Offered Rate

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

NOK — Norwegian Krone

Ser — Series

USD — U.S. Dollar

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,902,355	$—	$—	$1,902,355
Preferred Stock	7,788	—	—	7,788
Warrant	—	4,941	—	4,941
Rights	580	—	—	580
U.S. Treasury Obligations	—	5,601	—	5,601
Cash Equivalent	54,757	—	—	54,757
Affiliated Partnership	—	94,615	—	94,615

Total Investments in Securities	$1,965,480	$105,157	$—	$2,070,637

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,024	$—	$—	$1,024

Total Other Financial Instruments	$1,024	$—	$—	$1,024

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six month period ended March 31, 2011, there were no transfers between Level 1 and into Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.3%

Argentina — 0.2%
Tenaris ADR (A)	35,960	$1,779

Australia — 0.1%
Centamin Egypt*	341,200	737

Brazil — 10.8%
Amil Participacoes	76,800	896
Banco Bradesco ADR	78,134	1,621
Banco do Brasil	246,925	4,470
Banco Santander Brasil ADR (A)	180,960	2,219
BM&F Bovespa	505,449	3,682
BR Properties	113,126	1,195
Brasil Insurance Participacoes e Administracao*	704	779
Brasil Telecom ADR	6,600	178
Brasil Telecom	16,680	181
Centrais Eletricas Brasileiras	36,880	561
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,342	196
Cia de Saneamento de Minas Gerais	55,900	942
Cia Energetica de Minas Gerais ADR (A)	38,219	736
Cia Hering	130,325	2,388
Cia Siderurgica Nacional	56,700	929
Cielo	189,573	1,615
Cosan Industria e Comercio	65,914	1,030
Cyrela Brazil Realty	211,767	2,011
Diagnosticos da America	304,266	3,909
Drogasil	17,179	136
EDP - Energias do Brasil	3,986	97
Empresa Brasileira de Aeronautica	184,873	1,534
Equatorial Energia	8,050	64
Eternit	17,051	117
Even Construtora e Incorporadora	280,000	1,439
Fibria Celulose*	99,400	1,614
Fibria Celulose ADR*	88,200	1,448
Fleury	103,610	1,529
Gafisa ADR (A)	61,489	789
Gerdau ADR (A)	294,874	3,686
Gerdau	70,000	676
Gol Linhas Aereas Inteligentes ADR* (A)	36,101	496
Grendene	144,859	865
Hypermarcas*	202,237	2,673
JBS	369,300	1,333
Julio Simoes Logistica*	171,916	1,045
Light	400	7
Magnesita Refratarios*	366,700	1,939
MRV Engenharia e Participacoes	333,632	2,678
Multiplus	16,700	295
OGX Petroleo e Gas Participacoes*	74,400	895
PDG Realty Empreendimentos e Participacoes	444,770	2,483
Petroleo Brasileiro	509,988	10,179

Description	Shares	Market Value ($ Thousands)
Petroleo Brasileiro ADR (A)	74,360	$3,006
Porto Seguro	120,655	2,040
QGEP Participacoes*	111,900	1,593
Raia*	43,300	685
Redecard	129,500	1,907
SLC Agricola	88,956	1,239
Souza Cruz	125,590	1,312
Sul America	47,146	591
Telegraph Norte Leste Participacoes ADR	97,943	1,717
Tim Participacoes ADR (A)	37,075	1,618
Totvs	320,885	6,154
Vale	241,825	7,952
Vale ADR, Cl B	170,636	5,691
Vivo Participacoes ADR	511	21
Wilson Sons, Cl BDR	58,907	982

		104,063

Canada — 0.6%
Canacol Energy*	142,354	220
Equinox Minerals*	59,045	348
First Majestic Silver*	39,300	833
Pacific Rubiales Energy	113,230	3,131
SXR Uranium One (A)	112,466	439
Yamana Gold	45,259	557

		5,528

Chile — 0.7%
Banco Santander Chile ADR	9,883	858
Cia Cervecerias Unidas ADR	18,092	1,069
Empresa Nacional de Telecomunicaciones	77,672	1,277
Enersis ADR	47,129	981
Lan Airlines ADR	28,510	730
Sociedad Quimica y Minera de Chile ADR (A)	30,294	1,674

		6,589

China — 10.9%
AAC Acoustic Technologies Holdings	664,180	1,793
Agricultural Bank of China, Cl H*	4,418,932	2,505
Airtac International Group*	88,000	581
Ajisen China Holdings	1,185,620	2,286
Aluminum Corp of China, Cl H	610,000	580
Asia Cement China Holdings	1,012,000	634
Baidu ADR*	1,730	238
Bank of China, Cl H	9,460,394	5,266
Bank of Communications, Cl H	1,823,000	2,006
Beijing Capital International Airport, Cl H	2,528,000	1,333
Boer Power Holdings*	980,900	1,047
Bosideng International Holdings	2,412,000	716
BYD Electronic International	1,821,500	1,159
Changsha Zoomlion Heavy Industry Science and Technology Development, Cl H*	717,400	1,839
China Automation Group	1,329,004	1,032
China BlueChemical	718,000	588
China Coal Energy, Cl H	723,000	985
China Construction Bank, Cl H	5,596,188	5,245

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Shares	Market Value ($ Thousands)
China Dongxiang Group	4,314,000	$1,364
China Liansu Group Holdings*	737,200	634
China Life Insurance, Cl H	134,000	503
China Merchants Bank, Cl H	717,931	1,989
China National Materials	1,963,438	1,767
China Oilfield Services, Cl H	586,000	1,326
China Pacific Insurance Group, Cl H	49,800	209
China Petroleum & Chemical ADR (A)	24,531	2,467
China Petroleum & Chemical, Cl H	1,690,000	1,695
China Railway Construction, Cl H	1,058,000	1,099
China Railway Group, Cl H	1,402,000	905
China Rongsheng Heavy Industry Group*	1,395,250	1,223
China Shenhua Energy, Cl H	334,000	1,574
China Shineway Pharmaceutical Group	86,039	207
China South Locomotive and Rolling Stock	1,200,515	1,229
China Vanke, Cl B	881,600	1,156
China Yurun Food Group	314,000	1,054
Dongfeng Motor Group, Cl H	638,120	1,086
First Tractor, Cl H	1,111,900	1,337
Fosun International	66,079	51
Great Wall Motor, Cl H	1,082,500	2,001
Greentown China Holdings	76,000	80
Haitian International Holdings	155,000	199
Harbin Power Equipment, Cl H	230,000	238
Hidili Industry International Development	3,265,366	2,884
Huaneng Power International ADR	15,790	371
Huaneng Power International, Cl H	1,872,800	1,095
Industrial & Commercial Bank of China, Cl H	4,328,929	3,595
Jiangling Motors, Cl B	28,600	92
Kingdee International Software Group	2,471,980	1,551
Lianhua Supermarket Holdings, Cl H	123,509	491
Maanshan Iron & Steel, Cl H	1,018,000	551
Mindray Medical International ADR (A)	54,917	1,384
Netease.com ADR*	22,179	1,098
Noah Holdings ADR * (A)	88,353	1,293
Parkson Retail Group	691,902	952
Peak Sport Products (A)	1,556,000	1,068
Perfect World ADR*	50,740	1,075
PetroChina, Cl H	2,632,119	3,986
PetroChina ADR (A)	15,091	2,298
Ping An Insurance Group of China, Cl H	236,000	2,392
Real Gold Mining*	300,500	427
Renhe Commercial Holdings	14,540,000	2,710
Shanda Games ADR*	9,090	58
Sinotrans, Cl H	3,044,000	740
Soho China	1,461,000	1,253
SouFun Holdings ADR * (A)	54,400	1,018
SPG Land Holdings	147,300	69

Description	Shares	Market Value ($ Thousands)
Springland International Holdings*	1,745,885	$1,318
Tencent Holdings	85,704	2,088
Tingyi Cayman Islands Holding	808,160	1,976
Travelsky Technology, Cl H	270,920	264
Want Want China Holdings	1,730,800	1,360
Weichai Power, Cl H	166,000	1,008
Weiqiao Textile, Cl H	581,900	578
Xingda International Holdings	654,400	612
Yanzhou Coal Mining, Cl H	532,000	1,936
Zhejiang Expressway, Cl H	899,922	819
Zhuzhou CSR Times Electric, Cl H	1,017,138	3,858
Zijin Mining Group, Cl H	1,942,100	1,548

		105,042

Colombia — 0.5%
BanColombia ADR	44,914	2,814
Ecopetrol ADR (A)	30,200	1,259
Grupo de Inversiones Suramericana	43,478	864

		4,937

Cyprus — 0.4%
Eurasia Drilling GDR	127,863	4,347

		4,347

Czech Republic — 0.2%
Komercni Banka	2,763	698
Telefonica O2 Czech Republic	65,052	1,522

		2,220

Egypt — 0.3%
Commercial International Bank	223,776	1,226
Egyptian Financial Group-Hermes Holding	326,578	1,200
Talaat Moustafa Group*	180,289	137

		2,563

Hong Kong — 5.7%
AIA Group*	473,397	1,458
Chaoda Modern Agriculture	2,216,107	1,376
China High Precision Automation Group	1,824,433	1,321
China Mobile ADR	19,700	911
China Mobile	1,254,499	11,556
China Pharmaceutical Group	1,316,000	780
China Power International Development	4,608,200	983
China Resources Power Holdings	618,000	1,190
China State Construction International Holdings	2,977,820	2,718
China Unicom	1,726,812	2,868
CNOOC	2,360,238	5,947
Comba Telecom Systems Holdings	850,500	996
Cosco International Holdings	344,729	222
Digital China Holdings	1,098,100	2,070
Geely Automobile Holdings	4,496,896	1,671
Global Bio-Chemical Technology Group	6,789,300	1,108
GOME Electrical Appliances Holdings (A)(B)	10,480,976	3,692

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)
Guangzhou Automobile Group, Cl H	1,096,415	$1,332
GZI Real Estate Investment Trust (C)	345,065	180
GZI Transportation	244,000	138
Huabao International Holdings	2,288,707	3,519
Kingboard Laminates Holdings	95,500	80
Man Wah Holdings	718,800	931
NWS Holdings	659,308	1,009
Shanghai Industrial Holdings	161,000	617
Shenzhen Investment	1,148,000	382
Sinofert Holdings	984,000	424
Sinolink Worldwide Holdings	1,610,532	193
Sinotruk Hong Kong	186,000	159
SJM Holdings	595,000	1,042
TPV Technology	1,343,890	809
Vinda International Holdings (A)	1,001,000	986
Xinyi Glass Holdings	2,016,100	2,094

		54,762

Hungary — 0.3%
Egis Gyogyszergyar	1,778	189
Magyar Telekom	33,134	104
MOL Hungarian Oil and Gas	15,539	1,991
Richter Gedeon	1,544	322

		2,606

India — 6.5%
Allahabad Bank	176,490	909
Andhra Bank	273,765	925
Apollo Tyres	32,544	51
Bajaj Holdings and Investment	8,485	151
Ballarpur Industries	1,160,200	944
Bank	14,494	207
Bank of Baroda	148,860	3,221
Bank of India	159,077	1,696
BEML	30,740	470
Bharti Airtel	84,690	679
Cadila Healthcare	55,000	974
Cairn India*	435,714	3,429
Canara Bank	84,826	1,191
DEN Networks*	227,501	434
Eicher Motors	50,422	1,520
Escorts	134,300	427
Ess Dee Aluminium	48,408	456
Exide Industries	360,910	1,161
Glenmark Pharmaceuticals	126,880	807
Grasim Industries	5,165	285
Gujarat State Petronet	345,200	766
HCL Technologies	93,616	1,003
HDFC Bank ADR	11,100	1,886
Hindalco Industries	241,704	1,134
Hindustan Petroleum	102,190	817
ICICI Bank ADR	61,454	3,062
India Cements	1,247,223	2,674
Indiabulls Financial Services	60,176	209
Indian Bank	128,703	672
Indian Overseas Bank	212,872	686
Industrial Development Bank of India	254,362	812
Jet Airways India	5,387	54
Jubilant Life Sciences	195,150	722

Description	Shares	Market Value ($ Thousands)
Mahanagar Telephone Nigam*	507,220	$516
Mahindra & Mahindra GDR	46,000	722
Nagarjuna Construction	496,325	1,122
NMDC	165,040	1,053
Oil & Natural Gas	205,693	1,344
Oriental Bank of Commerce	109,745	957
Patni Computer Systems	93,602	1,001
Power Finance	235,980	1,323
Punjab National Bank	36,420	990
Reliance Industries	144,500	3,399
Reliance Infrastructure	78,008	1,207
Rolta India	297,150	924
Rural Electrification	111,763	636
Sesa GOA * (D)	135,200	883
State Bank of India	45,240	2,805
State Bank of India GDR (E)	15,860	1,967
Steel Authority of India	184,050	700
Sterlite Industries India	9,850	38
Sterlite Industries India ADR	59,130	913
Sun TV Network	94,429	951
Syndicate Bank	192,117	529
Tata Chemicals	88,672	680
Tata Motors	36,171	1,013
Triveni Engineering & Industries	142,252	307
Ultratech Cement	3,611	92
Union Bank of India	23,238	181
United Phosphorus	232,450	779
Vijaya Bank	208,600	372
Welspun	238,147	1,108

		62,946

Indonesia — 2.8%
Aneka Tambang	349,000	92
Astra Agro Lestari	34,500	90
Astra International	675,404	4,421
Bank Mandiri	620,958	485
Bank Negara Indonesia Persero	4,476,593	2,044
Bank Rakyat Indonesia	7,137,752	4,713
Charoen Pokphand Indonesia	945,000	220
Global Mediacom (B)	14,598,388	1,408
Gudang Garam	195,157	938
Harum Energy*	999,000	1,027
Indika Energy	162,405	74
Indo Tambangraya Megah	97,000	515
Indofood CBP Sukses Makmur TBK*	1,531,698	932
Indosat	1,177,500	717
Kalbe Farma	5,264,554	2,056
Medco Energi Internasional	2,866,000	946
Perusahaan Gas Negara	3,133,448	1,403
Semen Gresik Persero	277,592	290
Tambang Batubara Bukit Asam	563,400	1,359
Telekomunikasi Indonesia	2,680,924	2,263
United Tractors	247,402	616

		26,609

Israel — 0.2%
Israel Chemicals	104,890	1,730
Teva Pharmaceutical Industries ADR	8,560	430

		2,160

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Shares	Market Value ($ Thousands)
Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR*	370,617	$3,732
KazMunaiGas Exploration Production GDR	120,832	2,719
Zhaikmunai GDR*	142,002	1,754

		8,205

Malaysia — 2.1%
Affin Holdings	96,100	111
AMMB Holdings	29,200	63
Axiata Group*	2,195,194	3,472
Boustead Holdings	66,800	129
British American Tobacco Malaysia	4,700	75
Dialog Group	221,900	170
DRB-Hicom	166,600	126
Gamuda	818,983	1,044
Genting	671,746	2,449
Genting Malaysia	1,695,040	2,059
Hong Leong Bank	237,043	771
Hong Leong Financial Group	70,500	209
IOI	112,515	214
KLCC Property Holdings	106,600	118
Kuala Lumpur Kepong	134,700	943
Kulim Malaysia	102,000	112
Lafarge Malayan Cement	120,300	294
Malayan Banking	1,019,244	3,015
Malaysian Bulk Carriers	163,740	150
Multi-Purpose Holdings	172,600	153
RHB Capital	303,200	859
SapuraCrest Petroleum	96,300	119
TAN Chong Motor Holdings	49,100	79
Tenaga Nasional	839,458	1,732
Top Glove	1,042,167	1,851
WCT Berhad	125,500	126

		20,443

Mexico — 3.5%
Alfa, Cl A	168,415	2,178
America Movil ADR, Ser L	23,715	1,378
America Movil, Ser L	1,839,605	5,344
Bolsa Mexicana de Valores	489,711	1,030
Coca-Cola Femsa ADR	157	12
Consorcio ARA	869,100	534
Desarrolladora Homex ADR*	42,180	1,149
Embotelladoras Arca	53,674	311
Fomento Economico Mexicano ADR (A)	44,113	2,589
Genomma Lab Internacional, Cl B*	1,709,445	3,862
GEO*	308,730	865
Gruma, Cl B*	13,239	28
Grupo Bimbo, Ser A	106,463	902
Grupo Carso, Ser A1	49,870	166
Grupo Continental (B)	217,951	746
Grupo Financiero Banorte, Cl O	1,241,437	5,838
Grupo Mexico, Ser B	155,800	584
Grupo Televisa*	353,180	1,736
Grupo Televisa ADR*	36,308	891
Industrias, Cl B*	31,000	127

Description	Shares	Market Value ($ Thousands)
Inmuebles Carso*	49,870	$54
Minera Frisco*	49,870	218
OHL Mexico*	752,108	1,376
Organizacion Soriana, Cl B	51,304	183
Telefonos de Mexico ADR, Ser L	7,200	131
Urbi Desarrollos Urbanos*	656,283	1,524

		33,756

Netherlands — 0.2%
VimpelCom ADR	134,500	1,899

Nigeria — 0.1%
Guaranty Trust Bank	9,190,293	1,183

Peru — 0.1%
Banco Continental	71,331	178
Intergroup Financial*	8,301	240
Sociedad Minera Cerro Verde SAA	7,347	333

		751

Philippines — 0.7%
Bank of the Philippine Islands	507,374	669
Energy Development	8,006,228	1,109
International Container Terminal Services	2,084,404	2,003
SM Investments	214,664	2,567
Universal Robina	15,400	12

		6,360

Poland — 1.0%
Asseco Poland	90,538	1,719
Bank Handlowy w Warszawie	26,920	958
Bank Pekao	8,190	491
Grupa Lotos*	44,604	694
KGHM Polska Miedz	29,462	1,870
Polski Koncern Naftowy Orlen	158,804	2,944
Telekomunikacja Polska	192,380	1,192
Warsaw Stock Exchange*	11,032	189

		10,057

Russia — 7.2%
Alliance Oil*	142,142	2,708
Gazprom Neft JSC ADR	7,896	208
Globaltrans Investment GDR	246,959	4,541
LSR Group GDR	145,128	1,390
Lukoil ADR	137,162	9,794
Magnit GDR	105,612	3,201
Magnitogorsk Iron & Steel Works GDR	179,898	2,632
Mechel ADR	27,333	370
MMC Norilsk Nickel ADR	99,485	2,630
Mobile Telesystems ADR	167,606	3,558
NovaTek OAO GDR	6,998	973
OAO Gazprom ADR	390,653	12,646
Pharmstandard GDR*	54,852	1,533
Rosneft Oil GDR	347,206	3,174
Sberbank GDR	12,857	5,382
Sberbank of Russia GDR	942	391
Severstal GDR	76,129	1,493
Surgutneftegas ADR	65,565	709

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)
Surgutneftegaz ADR	5,770	$63
Tatneft ADR	26,146	1,155
TMK OAO GDR	145,723	3,073
Uralkali GDR	61,242	2,540
VTB Bank GDR	606,985	4,249
X5 Retail Group GDR*	39,105	1,648

		70,061

Singapore — 0.2%
China Yuchai International*	21,540	632
Yangzijiang Shipbuilding Holdings	996,801	1,431

		2,063

South Africa — 7.0%
ABSA Group	110,697	2,235
Adcock Ingram Holdings	14,590	120
African Bank Investments	278,388	1,559
Anglo Platinum	25,380	2,617
ArcelorMittal South Africa	42,247	562
Aspen Pharmacare Holdings	79,204	926
Aveng	107,438	567
AVI	20,784	92
Barloworld	184,450	2,038
Clicks Group	436,550	2,749
Emira Property Fund (C)	35,573	68
Exxaro Resources	210,881	5,162
FirstRand	155,376	462
Fountainhead Property Trust	141,681	130
Grindrod	35,796	79
Harmony Gold Mining	139,909	2,055
Impala Platinum Holdings	158,669	4,595
Imperial Holdings	82,151	1,388
Investec	112,460	878
JD Group	164,470	1,178
Kumba Iron Ore	11,701	827
Liberty Holdings	20,133	212
Life Healthcare Group Holdings	91,580	215
MMI Holdings	363,970	897
Mondi	231,354	2,269
Mr Price Group	181,847	1,648
MTN Group	579,082	11,700
Murray & Roberts Holdings	336,360	1,321
Naspers, Cl N	48,366	2,604
Nedbank Group	82,530	1,728
Netcare	209,562	450
Pangbourne Properties	35,533	96
Redefine Properties	393,307	436
Remgro	25,364	418
Sanlam	341,622	1,395
Sappi	149,957	795
Sasol	27,488	1,592
Shoprite Holdings	109,697	1,684
Standard Bank Group	467,259	7,189
Telkom	150,950	826
Wilson Bayly Holmes-Ovcon	6,076	97
Woolworths Holdings	64,775	268

		68,127

South Korea — 12.8%
BS Financial Group*	184,388	2,673
Cheil Jedang	15,285	2,024
CrucialTec*	36,830	829

Description	Shares	Market Value ($ Thousands)
Daelim Industrial	10,501	$1,024
Daewoo Shipbuilding & Marine Engineering	56,798	1,763
Daishin Securities	23,278	313
Daum Communications	18,849	1,684
Dongbu Insurance*	43,913	2,006
Dongkuk Steel Mill	21,053	758
Grand Korea Leisure	86,020	1,298
GS Home Shopping	9,700	1,206
Halla Climate Control	31,910	609
Hana Financial Group	21,390	925
Hanwha Chemical	76,090	3,003
Hite Brewery	9,185	908
Honam Petrochemical	7,470	2,639
Hyundai Development	32,180	934
Hyundai Marine & Fire Insurance*	9,800	273
Hyundai Mobis	21,527	6,427
Hyundai Motor	23,764	4,398
Industrial Bank of Korea	58,450	1,007
Jinro	15,640	512
Kangwon Land	54,230	1,258
KB Financial Group	89,060	4,668
Korea Electric Power	40,190	986
Korea Exchange Bank	317,040	2,795
Korea Investment Holdings*	13,730	524
Korean Reinsurance*	79,454	927
KP Chemical	42,300	1,043
KT	570	20
KT ADR (A)	121,955	2,382
KT&G	29,914	1,557
LG	20,956	1,563
LG Chemical	4,900	2,055
LG Electronics	25,887	2,478
LG International	16,224	626
LG Philips LCD	38,928	1,221
Lock & Lock	20,040	699
Lotte Shopping	2,446	1,001
MegaStudy	6,064	934
Melfas	51,262	2,101
Neowiz Games	17,205	789
Nong Shim	7,217	1,599
POSCO	5,858	2,697
POSCO ADR (A)	11,642	1,331
Samsung Electronics	33,701	28,633
Samsung Engineering	15,708	2,993
Samsung Fire & Marine Insurance	4,193	927
Samsung Heavy Industries	26,900	978
Shinhan Financial Group	115,626	5,254
Shinsegae	13,190	3,138
SK Chemicals	9,252	541
SK Energy	6,900	1,327
SK Telecom	4,204	627
SK Telecom ADR (A)	82,400	1,550
STX Offshore & Shipbuilding	1,170	26
Taewoong	17,513	827
Tong Yang Life Insurance*	94,030	1,106
Woongjin Coway	53,300	1,839
Yuhan	10,359	1,398

		123,631

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Shares	Market Value ($ Thousands)
Taiwan — 8.7%
Advantech*	185,000	$573
Asia Cement	527,860	593
Asustek Computer	200,148	1,732
AU Optronics ADR (A)	178,500	1,567
AU Optronics	267,000	233
Catcher Technology	289,000	1,430
Cathay Financial Holding	672,324	1,110
Chinatrust Financial Holding	2,451,906	2,085
Chunghwa Telecom	438,056	1,365
Delta Electronics	439,000	1,739
Eternal Chemical	110,000	130
Evergreen Marine Taiwan	585,000	486
Far Eastern New Century	953,937	1,474
Farglory Land Development	327,000	697
First Financial Holding	453,296	388
Formosa Chemicals & Fibre	239,000	906
Formosa Taffeta	88,000	88
Fubon Financial Holding	524,000	696
High Tech Computer	211,633	8,276
Hon Hai Precision Industry	1,052,942	3,688
Huaku Development	204,000	572
Hung Poo Real Estate Development	542,515	643
KGI Securities	2,084,000	999
Largan Precision	14,754	399
Lite-On Technology	701,388	863
MediaTek	133,030	1,529
Nan Ya Printed Circuit Board	418,067	1,247
Novatek Microelectronics	190,000	560
Pou Chen	962,000	888
Powertech Technology	190,000	595
President Chain Store	395,000	1,753
Prime View International	1,474,348	2,384
Quanta Computer	713,000	1,346
Radiant Opto-Electronics	92,000	221
Radium Life Tech	94,520	107
Siliconware Precision Industries	328,000	410
Silitech Technology	148,070	374
Simplo Technology	292,426	1,830
SinoPac Financial Holdings	3,578,230	1,612
Soft-World International	121,420	469
Synnex Technology International	1,091,783	2,547
Taishin Financial Holding	2,622,000	1,485
Taiwan Fertilizer	393,254	1,157
Taiwan Hon Chuan Enterprise	272,000	683
Taiwan Semiconductor Manufacturing ADR (A)	112,822	1,374
Taiwan Semiconductor Manufacturing	3,831,614	9,199
Tatung*	1,459,428	335
Teco Electric and Machinery	551,000	386
Transcend Information	389,640	1,065
Tripod Technology	741,354	3,265
TSRC	173,000	444
TXC	789,632	1,466
U-Ming Marine Transport	346,000	737
Unimicron Technology	383,000	651
United Microelectronics	4,528,312	2,356
UPC Technology	58,000	43
Wintek	478,000	847

Description	Shares	Market Value ($ Thousands)
Wistron	1,652,737	$2,619
Wistron NeWeb	144,000	479
WPG Holdings	698,911	1,177
Yageo	663,000	324
Young Fast Optoelectronics	144,000	1,058
Yuanta Financial Holding	3,123,115	2,246

		84,000

Thailand — 1.7%
Bangkok Bank	844,330	4,807
Bangkok Life Assurance	619,100	727
Banpu	37,061	934
BEC World	562,000	627
Bumrungrad Hospital	683,654	859
CalComp Electronics Thailand	434,000	64
Charoen Pokphand Foods	1,388,400	1,182
CP ALL	388,400	514
CP Seven Eleven PCL	395,600	523
Kasikornbank	390,289	1,670
Krung Thai Bank	600,000	365
PTT Exploration & Production	307,239	1,828
Thai Union Frozen Products	94,000	143
Thanachart Capital	1,621,554	1,743

		15,986

Turkey — 2.5%
Arcelik	67,396	312
Asya Katilim Bankasi	489,100	954
Bizim Toptan Satis Magazalari*	57,515	1,173
Cimsa Cimento Sanayi VE Tica	147,968	973
Emlak Konut Gayrimenkul Yatirim Ortakligi (C)	773,097	1,332
Ford Otomotiv Sanayi	195,619	1,869
Gubre Fabrikalari*	55,990	562
KOC Holding	99,707	464
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	91,063	146
Sinpas Gayrimenkul Yatirim Ortakligi * (C)	682,654	911
Tofas Turk Otomobil Fabrikasi	412,027	2,327
Turk Ekonomi Bankasi	790,738	1,101
Turk Traktor ve Ziraat Makineleri	49,414	1,066
Turkcell Iletisim Hizmet ADR	8,260	124
Turkcell Iletisim Hizmet	109,960	651
Turkiye Garanti Bankasi	581,429	2,719
Turkiye Halk Bankasi	125,693	973
Turkiye Is Bankasi, Cl C	971,004	3,107
Turkiye Sinai Kalkinma Bankasi	964,013	1,686
Turkiye Sise ve Cam Fabrikalari*	603,963	1,361
Ulker Biskuvi Sanayi	66,352	241

		24,052

United Kingdom — 1.1%
Afren*	909,659	2,375
African Barrick Gold	194,720	1,690
Antofagasta	118,648	2,588
BG Group	60,000	1,492
JKX Oil & Gas	93,240	471
Tullow Oil	91,808	2,131

		10,747

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)
United States — 0.4%
Millicom International Cellular	24,714	$2,377
NII Holdings*	31,208	1,300

		3,677

Total Common Stock (Cost $718,413) ($ Thousands)		871,886

PREFERRED STOCK — 4.8%

Brazil — 4.8%
Banco do Estado do Rio Grande do Sul	216,651	2,713
Bradespar	42,779	1,125
Brasil Telecom	108,782	975
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	8,428	347
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (A)	33,758	1,415
Cia de Bebidas das Americas ADR	119,285	3,377
Cia de Tecidos do Norte de Minas - Coteminas	147,032	436
Cia Energetica de Minas Gerais	133,527	2,551
Confab Industrial	64,336	174
Eletropaulo Metropolitana Eletricidade de Sao Paulo	51,541	1,145
Gerdau	16,500	205
Itau Unibanco Holding	32,364	771
Itau Unibanco Holding ADR (A)	109,832	2,641
Klabin	269,019	1,077
Marcopolo	317,400	1,327
Metalurgica Gerdau, Cl A	75,716	1,132
Petroleo Brasileiro, Cl Preference	185,142	3,238
Petroleo Brasileiro Sponsored ADR, Cl A (A)	204,725	7,276
Randon Participacoes	507,900	3,481
Suzano Papel e Celulose	113,540	1,064
Telecomunicacoes de Sao Paulo	28,966	696
Telemar Norte Leste	5,271	179
Tim Participacoes	277,357	1,194
Vale, Cl A	78,331	2,284
Vale ADR, Cl B (A)	191,835	5,663

Total Preferred Stock (Cost $35,723) ($ Thousands)		46,486

EXCHANGE TRADED FUNDS — 3.0%

United States — 3.0%
iShares MSCI Emerging Markets Index Fund	582,659	28,370
Vanguard Emerging Markets ETF	13,520	661

Total Exchange Traded Funds (Cost $28,177) ($ Thousands)		29,031

Description	Shares	Market Value ($ Thousands)
DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49 (F)	8	$—

Total Debenture Bond (Cost $0) ($ Thousands)		—

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	3,387,907	3,388

Total Cash Equivalent (Cost $3,388) ($ Thousands)		3,388

AFFILIATED PARTNERSHIP — 4.6%

United States — 4.6%
SEI Liquidity Fund, L.P. 0.200%**†(G)	45,671,397	44,707

Total Affiliated Partnership (Cost $45,672) ($ Thousands)		44,707

Total Investments — 103.1% (Cost $831,373) ($ Thousands)		$995,498

Percentages are based on a Net Assets of $965,688
($ Thousands).

*	Non-income producing security
**	Rate shown is the 7-day effective yield as of March 31, 2011.
†	Affiliated security.
(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $33,243 ($ Thousands) (See Note 9).
(B)	Securities considered illiquid. The total market value of such securities as of March 31, 2011 was $5,846 ($ Thousands) and represented 0.6% of Net Assets.
(C)	Real Estate Investments Trust.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(F)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2011.
(G)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2011 was $44,707 ($ Thousands).

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

Cl — Class

EURIBOR — Euro London Interbank Offered Rate

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ser — Series

USD — U.S. Dollar

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$871,886	$—	$—	$871,886
Preferred Stock	46,486	—	—	46,486
Exchange Traded Funds	29,031	—	—	29,031
Debenture Bond	—	—	—	—
Affiliated Partnership	—	44,707	—	44,707
Cash Equivalent	3,388	—	—	3,388

Total Investments in Securities	$950,791	$44,707	$—	$995,498

For the six month period ended March 31, 2011, there were no transfers between Level 1 and into Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 87.5%

Australia — 1.5%
Australia Government Bond
4.000%, 08/20/20		200	$339
Commonwealth Bank of Australia MTN
3.750%, 10/15/14 (A)	USD	425	441
Fairfax Med
5.250%, 06/15/12		250	365
Government of Australia, Ser 25CI
3.137%, 09/20/25		640	719
Macquarie Bank MTN
5.500%, 09/19/16 (B)	GBP	211	332
New South Wales Treasury
5.250%, 05/01/13		980	1,017
Queensland Treasury
6.000%, 09/14/17		1,630	1,716
Suncorp-Metway MTN
4.000%, 01/16/14	GBP	550	920
Westpac Banking MTN
4.250%, 09/22/16	EUR	350	501
WT Finance
3.625%, 06/27/12	EUR	450	642

			6,992

Austria — 0.2%
Oesterreichische Kontrollbank MTN
3.625%, 12/10/13		465	676
Republic of Austria MTN
3.900%, 07/15/20		75	108
Republic of Austria, Ser 97-6
6.250%, 07/15/27		225	400

			1,184

Belgium — 0.6%
Anheuser-Busch InBev
8.625%, 01/30/17		200	351
5.375%, 01/15/20		450	483
Dexia Funding
4.892%, 11/30/49 (B)		200	184
Fortis Bank
4.625%, 10/24/49 (B)		400	506
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		1,025	1,418

			2,942

Brazil — 0.3%
Banco do Brasil MTN
4.500%, 01/20/16		150	211
Centrais Eletricas Brasileiras
6.875%, 07/30/19	USD	150	168
Federal Republic of Brazil
10.250%, 01/10/28		370	228
4.875%, 01/22/21	USD	115	117
Petrobras International Finance
5.750%, 01/20/20	USD	650	670

			1,394

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Canada — 4.3%
Bank of Montreal
2.625%, 01/25/16 (A)		250	$249
Bell Canada MTN
5.000%, 02/15/17		270	290
CDP Financial
4.400%, 11/25/19 (A)	USD	850	858
Export Development Canada MTN
2.375%, 03/19/12	USD	800	815
Government of Canada
5.750%, 06/01/33		1,300	1,733
5.000%, 06/01/14		3,600	4,013
5.000%, 06/01/37		1,300	1,606
4.500%, 06/01/15		2,075	2,299
3.750%, 06/01/12		1,510	1,593
3.500%, 06/01/20		1,475	1,533
3.250%, 06/01/21		2,000	2,022
2.000%, 12/01/14		1,500	1,520
Nexen
6.200%, 07/30/19		275	304
Province of Quebec Canada
4.250%, 02/27/13	EUR	450	658
Royal Bank of Canada MTN
4.625%, 01/22/18	EUR	252	377
Toronto-Dominion Bank
2.200%, 07/29/15 (A)	USD	540	534
Xstrata Finance Canada MTN
5.250%, 06/13/17		150	223
YPG Holdings MTN
5.250%, 02/15/16		179	180

			20,807

Chile — 0.1%
Nacional del Cobre de Chile
6.150%, 10/24/36 (A)	USD	640	702

Colombia — 0.1%
Ecopetrol
7.625%, 07/23/19 (A)	USD	237	273
Republic of Colombia
7.750%, 04/14/21		707,000	408

			681

Czech Republic — 0.1%
Government of Czech Republic, Ser 51
4.000%, 04/11/17		5,450	323

Denmark — 0.9%
Danske Bank MTN
4.875%, 06/11/13	EUR	150	223
4.125%, 11/26/19	EUR	290	414
FIH Erhvervsbank
2.000%, 06/12/13 (A)	USD	625	635
Kingdom of Denmark
4.500%, 11/15/39		1,300	278
4.000%, 11/15/19		4,425	878
4.000%, 11/15/12		5,416	1,073
3.125%, 03/17/14	EUR	500	724

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
TDC MTN
4.375%, 02/23/18	200	$283

		4,508

Finland — 0.2%
Government of Finland
4.375%, 07/04/19	225	339
3.875%, 09/15/17	350	516

		855

France — 9.4%
Alstom
3.625%, 10/05/18	400	529
Arkema
4.000%, 10/25/17	200	274
AXA MTN
5.250%, 04/16/40 (B)	600	768
4.500%, 01/23/15	100	146
Banque PSA Finance MTN
3.875%, 01/14/15	200	280
BNP Paribas
5.019%, 04/29/49 (B)	1,150	1,469
BPCE MTN
6.117%, 10/29/49 (B)	100	126
Caisse d’Amortissement de la Dette Sociale MTN
4.500%, 09/04/13	2,600	3,877
Caisse Refinancement de l’Habitat
4.250%, 10/25/14	332	488
Cie de Financement Foncier
4.625%, 09/23/17	515	757
4.500%, 01/09/13	290	426
2.500%, 09/16/15 (A)	800	775
Cie de Saint-Gobain MTN
6.000%, 05/20/13	50	75
Compagnie De St Gobain MTN
1.247%, 04/11/12 (B)	350	493
Credit Agricole
7.875%, 10/29/49 (B)	150	220
Credit Agricole Covered Bonds MTN
3.500%, 07/21/14	200	287
Credit Logement
4.604%, 03/29/49 (B)(C)	350	412
1.479%, 12/15/49 (B)(C)	150	177
Dexia Credit Local
2.375%, 09/23/11 (A)	500	504
EDF
6.500%, 01/26/19 (A)	250	287
4.000%, 11/12/25	150	194
Government of France
5.000%, 10/25/16	910	1,418
4.750%, 04/25/35	2,135	3,284
4.500%, 04/25/41	950	1,414
3.750%, 04/25/21	2,300	3,266
3.500%, 04/25/20	1,165	1,636
3.000%, 10/25/15	4,350	6,218
2.500%, 10/25/20	5,200	6,663
HSBC France MTN
4.875%, 01/15/14	250	370

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Lafarge
8.750%, 05/30/17	GBP	250	$470
6.150%, 07/15/11		475	482
Legrand
4.375%, 03/21/18		400	565
RCI Banque MTN
4.375%, 01/27/15		170	242
Safran
4.000%, 11/26/14		250	353
Societe Financement del’Economie Francaise
3.375%, 05/05/14 (A)		905	950
2.125%, 01/30/12 (A)		2,430	2,463
Societe Generale
8.875%, 06/29/49 (B)		200	328
7.756%, 05/22/13 (B)		300	430
1.273%, 06/07/17 (B)		200	270
0.499%, 10/20/16 (B)		150	146
Societe Generale Societe de Credit Fonciere MTN
4.000%, 07/07/16		650	941
Vivendi MTN
7.750%, 01/23/14		250	396

			44,869

Germany — 12.3%
Allianz Finance II
6.125%, 05/31/22 (B)		1,000	1,450
Bayerische Landesbank MTN
4.500%, 02/07/19 (B)		350	413
2.750%, 01/23/12		750	1,073
Bundesobligation, Ser 159
2.000%, 02/26/16		235	323
Bundesrepublik Deutschland
3.000%, 07/04/20		2,075	2,869
2.500%, 01/04/21		1,412	1,863
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31		100	173
Bundesrepublik Deutschland, Ser 02
5.000%, 01/04/12		25	36
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34		800	1,280
3.750%, 07/04/13		785	1,160
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15		3,025	4,508
Bundesrepublik Deutschland, Ser 05
3.500%, 01/04/16		3,850	5,675
Bundesrepublik Deutschland, Ser 06
3.750%, 01/04/17		2,030	3,017
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/39		100	152
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40		1,305	2,147
4.250%, 07/04/18		125	191

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Bundesrepublik Deutschland, Ser 09
3.250%, 01/04/20		430	$609
Bundesschatzanweisungen
1.500%, 06/10/11		5,750	8,171
1.000%, 12/14/12		7,950	11,153
Commerzbank
2.750%, 01/13/12		325	465
Conti-Gummi Finance
6.500%, 01/15/16		80	117
Daimler MTN
3.000%, 07/19/13		133	190
Deutsche Postbank MTN
3.750%, 02/12/14		800	1,169
Deutsche Telekom International
Finance MTN
6.500%, 04/08/22	GBP	190	334
Dexia Kommunalbank
Deutschland MTN
3.500%, 06/05/14		390	562
E.ON International Finance
5.800%, 04/30/18 (A) USD		650	723
HSH Nordbank MTN
2.750%, 01/20/12		1,075	1,539
K+S
5.000%, 09/24/14		350	524
Kreditanstalt fuer Wiederaufbau
5.375%, 01/29/14	GBP	450	781
4.375%, 10/11/13		1,050	1,562
3.875%, 01/21/19		1,075	1,554
3.375%, 08/30/17	CHF	370	445
Landesbank Berlin MTN
5.875%, 11/25/19		300	412
Linde Finance
7.375%, 07/14/66 (B)		300	468
Munich
7.625%, 06/21/28		285	506
RWE Finance MTN
5.000%, 02/10/15		500	750
Siemens Financieringsmat MTN
5.125%, 02/20/17		250	381
Volkswagen MTN
5.625%, 02/09/12		150	219

			58,964

Hong Kong — 0.1%
Hutchison Whampoa International
7.625%, 04/09/19		255	305
Hungary — 0.1%
Republic of Hungary
6.375%, 03/29/21		650	651
Ireland — 0.6%
Ardagh Glass Finance
7.125%, 06/15/17		125	171
Ardagh Glass Group
10.750%, 03/01/15		306	443

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Bank of Ireland MTN
4.625%, 04/08/13		400	$468
CRH Finance MTN
7.375%, 05/28/14		280	437
Freshwater Finance for LCH
Clearnet
6.576%, 05/18/17 (B)		150	166
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)		240	234
UT2 Funding
5.321%, 06/30/16 (C)		390	523
WPP MTN
6.625%, 05/12/16		225	355

			2,797

Italy — 5.0%
Enel Finance International
5.125%, 10/07/19 (A)	USD	150	151
3.875%, 10/07/14 (A)	USD	350	362
Fiat Industrial Finance
6.250%, 03/09/18		250	352
Intesa Sanpaolo MTN
6.375%, 11/12/17 (B) GBP		300	469
4.375%, 08/16/16		730	1,030
3.750%, 11/23/16		400	545
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/27		500	791
5.000%, 09/01/40		1,375	1,784
4.750%, 09/01/21		5,075	7,133
4.500%, 03/01/19		400	568
4.250%, 10/15/12		585	853
4.250%, 02/01/15		1,750	2,537
4.250%, 09/01/19		735	1,022
4.000%, 09/01/20		1,430	1,924
3.750%, 03/01/21		600	784
3.500%, 06/01/14		1,100	1,565
Pirelli & C SpA
5.125%, 02/22/16		500	713
Telecom Italia Capital
6.175%, 06/18/14	USD	300	322
UniCredit MTN
6.375%, 10/16/18 (B)		100	153
Unicredito Italiano MTN
4.500%, 09/22/19		400	547
Unione di Banche Italiane SCPA
MTN
4.500%, 02/22/16		200	281

			23,886

Japan — 18.2%
eAccess
8.250%, 04/01/18 (D)		116	118
Government of Japan 5 Year Bond, Ser 70
0.800%, 03/20/13		397,000	4,846
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13		51,300	626
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/15		626,600	7,888

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16		250,000	$3,203
Government of Japan 10 Year Bond, Ser 286
1.800%, 06/20/17		96,450	1,244
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17		1,182,950	15,165
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18		565,250	7,018
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19		235,300	2,953
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20		1,109,650	13,575
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20		614,450	8,273
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27		558,950	6,948
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29		39,000	465
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29		770,000	9,466
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38		103,250	1,307
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39		145,200	1,801
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40		117,000	1,357
ORIX
4.710%, 04/27/15	USD	326	331
SMFG Preferred Capital GBP 2
10.231%, 01/25/29 (B)		150	280
Sumitomo Mitsui Banking
4.000%, 11/09/20		150	190

			87,054

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/19		900	333
Petronas Capital
5.250%, 08/12/19 (A)	USD	410	436

			769

Mexico — 0.6%
Mexican Bonos, Ser M10
7.750%, 12/14/17		7,275	631
Mexican Bonos, Ser MI10
9.500%, 12/18/14		16,335	1,502
9.000%, 12/20/12		10,000	888

			3,021

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Netherlands — 4.3%
ABN Amro Bank MTN
3.750%, 07/15/14		750	$1,085
0.489%, 01/17/17 (B)	USD	950	836
Aegon
4.750%, 06/01/13	USD	250	263
Boats Investments MTN
11.000%, 03/31/17		346	476
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA MTN
4.125%, 01/12/21		230	317
Government of Netherlands
4.500%, 07/15/17		1,500	2,290
4.000%, 07/15/18		1,355	2,007
4.000%, 07/15/16		1,700	2,538
4.000%, 01/15/37		200	287
3.500%, 07/15/20		360	509
3.250%, 07/15/15		520	756
ING Bank MTN
4.750%, 05/27/19		800	1,187
3.000%, 09/30/14		125	176
0.488%, 05/23/16 (B)	USD	450	418
ING Groep MTN
4.750%, 05/31/17		500	716
ING Verzekeringen
6.250%, 06/21/21 (B)		1,310	1,799
Koninklijke KPN MTN
7.500%, 02/04/19		150	255
NIBC Bank MTN
3.500%, 04/07/14		650	942
OI European Group BV
6.875%, 03/31/17		150	218
Rabobank Nederland
5.875%, 05/20/19		300	451
4.125%, 04/04/12		1,250	1,815
4.125%, 07/14/25		375	493
UPCB Finance
7.625%, 01/15/20		250	365
Ziggo Bond
8.000%, 05/15/18		130	191

			20,390

New Zealand — 0.4%
Government of New Zealand
6.000%, 12/15/17		2,250	1,795

Norway — 0.6%
DnB Bank MTN
4.500%, 05/29/14	EUR	275	405
1.288%, 05/30/17 (B)	EUR	425	592
DnB Boligkreditt
2.750%, 04/20/15	EUR	625	872
Government of Norway
4.500%, 05/22/19		1,150	219
MPU Offshore Lift
11.285%, 12/22/11 (C)(E)		1,445	5
Sevan Drilling
7.670%, 12/07/12 (B)		2,000	374

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Yara International
7.875%, 06/11/19		410	$496

			2,963

Poland — 0.3%
Republic of Poland
6.375%, 07/15/19	USD	130	145
4.000%, 03/23/21		950	1,238

			1,383

Portugal — 0.1%
EDP Finance
5.375%, 11/02/12 (A)	USD	425	434

Russia — 0.7%
Gazprom OAO Via Gaz Capital MTN
5.364%, 10/31/14		200	298
Gazprom MTN
9.625%, 03/01/13	USD	470	534
6.580%, 10/31/13	GBP	150	255
6.212%, 11/22/16 (A)	USD	230	252
Novatek Finance
5.326%, 02/03/16		230	237
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18 (A)	USD	715	800
Steel Capital (Severstal)
9.750%, 07/29/13 (A)(C)	USD	285	322
TransCapit (Transneft) Registered
7.700%, 08/07/13	USD	539	604
Vimpel Communications Via VIP Finance Ireland
6.493%, 02/02/16 (A)		230	238

			3,540

Singapore — 0.9%
DBS Bank
0.504%, 05/16/17 (A)(B)	USD	525	517
Government of Singapore
4.000%, 09/01/18		2,320	2,084
3.500%, 03/01/27		650	545
Optus Finance Pty MTN
3.500%, 09/15/20	EUR	200	264
Singapore Treasury Bill
0.257%, 04/28/11 (F)		1,000	793

			4,203

South Africa — 0.6%
Foodcorp Registered
8.875%, 06/15/12	EUR	150	218
Republic of South Africa, Ser R203
8.250%, 09/15/17		17,330	2,537

			2,755

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria
4.250%, 03/30/15		800	$1,130
4.125%, 01/13/14		300	429
Banco Santander
4.625%, 01/20/16		300	427
Fondo de Amortizacion del Deficit Electrico
5.000%, 06/17/15		300	429
Government of Spain
5.500%, 04/30/21		2,400	3,465
4.750%, 07/30/14		925	1,356
4.700%, 07/30/41		665	772
4.600%, 07/30/19		155	213
4.200%, 01/31/37		370	402
4.000%, 04/30/20		580	761
3.300%, 10/31/14		475	663
Instituto de Credito Oficial
2.375%, 03/04/13 (A)	USD	200	198
Santander Issuances, Ser 24
7.300%, 07/27/19 (B)	GBP	400	652
Telefonica Emisiones SAU MTN
4.750%, 02/07/17		100	143
4.375%, 02/02/16		375	534

			11,574

Supra-National — 1.2%
European Investment Bank MTN
3.500%, 04/15/16	EUR	1,975	2,851
European Union MTN
3.250%, 04/04/18		850	1,190
Inter-American Development Bank
9.750%, 05/15/15	GBP	750	1,519

			5,560

Sweden — 1.6%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		11,435	2,022
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		5,050	849
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	338
Kommuninvest I Sverige MTN
2.750%, 08/12/15		5,300	812
Nordea Bank MTN
4.500%, 05/12/14	EUR	100	147
0.502%, 06/09/16 (B)	USD	500	497
Stadshypotek MTN
3.750%, 12/12/13	EUR	400	582
Svenska Handelsbanken MTN
3.625%, 02/16/16		400	561
1.209%, 10/19/17 (B)	EUR	800	1,111
Swedbank MTN
7.375%, 06/26/18 (B)	EUR	150	224
3.125%, 03/04/13	EUR	128	182
Volvo Treasury
5.950%, 04/01/15		145	159

			7,484

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Switzerland — 1.2%
Credit Suisse NY MTN
5.300%, 08/13/19		150	$158
Credit Suisse MTN
6.125%, 05/16/14	EUR	350	535
4.750%, 08/05/19	EUR	400	576
2.875%, 09/24/15	EUR	220	302
Glencore Finance Europe MTN
7.125%, 04/23/15	EUR	300	469
5.250%, 03/22/17	EUR	300	431
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (A)	USD	25	26
Novartis Finance MTN
4.250%, 06/15/16	EUR	375	552
Sunrise Communications International MTN
7.000%, 12/31/17 (A)		130	192
Switzerland Government Bond
2.000%, 04/28/21		820	900
UBS MTN
6.625%, 04/11/18	GBP	150	266
6.250%, 09/03/13	EUR	200	303
5.875%, 12/20/17	USD	575	628
5.625%, 05/19/14	EUR	200	302

			5,640

United Kingdom — 11.8%
3i Group MTN
5.625%, 03/17/17	EUR	150	211
1.228%, 06/08/12 (B)	EUR	350	486
Abbey National Treasury Services MTN
4.250%, 04/12/21	EUR	350	463
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	887
Aviva MTN
0.631%, 06/19/17 (B)	USD	475	447
BAA Funding Ltd MTN
4.125%, 10/12/16		200	277
Bank of Scotland MTN
4.750%, 06/08/22	EUR	650	899
Barclays Bank MTN
6.750%, 05/22/19	USD	225	254
6.750%, 01/16/23 (B)		350	572
5.125%, 01/08/20		150	153
5.000%, 09/22/16	USD	375	398
4.500%, 03/04/19 (B)	EUR	125	173
Barclays Bank, Ser E MTN
4.875%, 12/29/49 (B)	EUR	200	243
BAT International Finance MTN
7.250%, 03/12/24		250	459
5.375%, 06/29/17	EUR	425	645
Bishopsgate Asset Finance
4.808%, 08/14/44		200	255
British American Tobacco Holdings MTN
4.000%, 07/07/20		100	137

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
British Telecommunications
8.750%, 12/07/16		165	$314
5.750%, 12/07/28		236	363
5.750%, 12/07/28		175	269
Daily Mail & General Trust
5.750%, 12/07/18		350	550
EDF Energy Networks EPN MTN
6.000%, 11/12/36		160	271
ENW Finance MTN
6.125%, 07/21/21		350	603
Experian Finance MTN
4.750%, 11/23/18		300	483
FCE Bank
5.125%, 11/16/15		250	391
First Hydro Finance
9.000%, 07/31/21		220	420
HSBC Bank
3.500%, 06/28/15 (A)	USD	120	122
HSBC Holdings MTN
9.875%, 04/08/18 (B)		80	142
6.500%, 05/20/24		250	436
0.503%, 10/06/16 (B)	USD	625	617
Imperial Tobacco Finance MTN
8.375%, 02/17/16	EUR	450	757
7.750%, 06/24/19		600	1,122
7.250%, 09/15/14	EUR	150	237
Intercontinental Hotels Group MTN
6.000%, 12/09/16		150	248
Legal & General Group MTN
4.000%, 06/08/25 (B)	EUR	200	265
Lloyds TSB Bank MTN
6.375%, 01/21/21		110	115
6.375%, 04/15/14		725	1,233
6.250%, 04/15/14	EUR	150	224
4.875%, 01/21/16		110	113
Marks & Spencer MTN
6.125%, 12/02/19		100	166
Motability Operations Group MTN
3.750%, 11/29/17		300	417
National Westminster Bank
6.500%, 09/07/21		220	326
Northern Rock
5.625%, 06/22/17 (A)	USD	1,750	1,775
Northumbrian Water Finance
6.000%, 10/11/17		500	876
Old Mutual MTN
7.125%, 10/19/16		250	434
4.500%, 01/18/17 (B)(C)	EUR	600	823
Rexam MTN
4.375%, 03/15/13	EUR	170	246
Rolls-Royce
6.750%, 04/30/19		100	183
Royal Bank of Scotland
6.934%, 04/09/18	EUR	300	417
6.125%, 01/11/21		310	319
5.750%, 05/21/14		350	520
5.750%, 05/21/14	EUR	250	372
Scottish & Southern Energy MTN
5.750%, 02/05/14		245	420
Severn Trent Utilities Finance
6.250%, 06/07/29		350	615

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Standard Chartered Bank MTN
6.400%, 09/26/17 (A)	USD	175	$189
6.400%, 09/26/17	USD	250	270
5.875%, 09/26/17	EUR	250	367
Tesco
6.052%, 10/13/39		346	581
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13	EUR	200	299
United Kingdom Gilt
4.500%, 03/07/13		600	1,019
3.750%, 09/07/20		2,500	4,027
United Kingdom Gilt Inflation Linked
2.500%, 08/16/13		500	2,266
United Kingdom Treasury
5.000%, 03/07/25		400	704
4.750%, 12/07/30		800	1,357
4.750%, 03/07/20		325	567
4.750%, 12/07/38		1,840	3,144
4.500%, 03/07/19		900	1,549
4.500%, 12/07/42		335	553
4.250%, 03/07/36		375	591
4.250%, 12/07/49		85	135
4.250%, 06/07/32		1,335	2,116
4.250%, 09/07/39		1,300	2,052
4.000%, 09/07/16		1,550	2,639
4.000%, 03/07/22		175	284
2.750%, 01/22/15		1,220	1,990
2.250%, 03/07/14		370	600
2.000%, 01/22/16		2,270	3,535
United Kingdom Treasury, Ser 2002-
5.000%, 09/07/14		240	422
Virgin Media Secured Finance
7.000%, 01/15/18		100	173
Wales & West Utilities Finance MTN
6.750%, 12/17/36 (B)		200	342
Western Power Distribution South West
5.750%, 03/23/40		200	318
Yorkshire Power Finance
7.250%, 08/04/28		208	388
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	181

			56,821

United States — 6.6%
AES
7.750%, 10/15/15		55	59
Altria Group
9.250%, 08/06/19		550	718
American Express Credit MTN
5.375%, 10/01/14	GBP	100	168
American Honda Finance
6.250%, 07/16/13		250	379
American International Group
8.175%, 05/15/58 (B)		365	393
6.250%, 03/15/37		100	92

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
AT&T
5.875%, 04/28/17	GBP	200	$347
BA Covered Bond Issuer MTN
4.125%, 04/05/12	EUR	3,100	4,459
Bank of America MTN
5.750%, 12/01/17		100	105
5.650%, 05/01/18		350	366
4.750%, 05/06/19 (B)	EUR	250	334
Cablevision Systems, Ser B
8.000%, 04/15/12		235	246
Cellco Partnership
3.750%, 05/20/11		650	653
Citigroup
5.500%, 04/11/13		500	535
4.250%, 02/25/30 (B)	EUR	1,350	1,553
Comcast Cable Communications Holdings
9.455%, 11/15/22		340	460
Computer Sciences
5.500%, 03/15/13		305	324
Countrywide Financial MTN
5.800%, 06/07/12		507	533
Duke Energy
6.300%, 02/01/14		375	418
Ford Motor
7.450%, 07/16/31		160	173
Gatwick Funding MTN
6.500%, 03/02/41		200	318
GE Capital UK Funding MTN
4.125%, 09/28/17	GBP	110	174
General Electric Capital MTN
5.900%, 05/13/14		300	331
5.625%, 05/01/18		300	325
5.500%, 01/08/20		305	323
5.300%, 02/11/21		205	208
3.750%, 11/14/14		375	391
Genworth Financial
1.600%, 06/20/11	JPY	53,000	636
Goldman Sachs Group
6.375%, 05/02/18	EUR	400	610
6.250%, 02/01/41		225	224
1.383%, 02/04/13 (B)	EUR	450	632
Hartford Life Institutional Funding MTN
5.375%, 01/17/12	GBP	200	324
Hertz
8.875%, 01/01/14		81	83
HSBC Finance MTN
7.000%, 03/27/12	GBP	285	476
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	256
International Paper
7.950%, 06/15/18		260	313
JPMorgan Chase
4.400%, 07/22/20		100	97
1.372%, 10/12/15 (B)	EUR	350	466
JPMorgan Chase Bank
4.625%, 05/31/17 (B)	EUR	250	354
Key Bank MTN
1.254%, 02/09/12 (B)	EUR	570	783
1.203%, 11/21/11 (B)	EUR	50	70

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Kraft Foods
5.375%, 02/10/20		400	$422
Merrill Lynch MTN
1.578%, 09/14/18 (B)	EUR	375	450
Metropolitan Life Global Funding I MTN
4.625%, 05/16/17	EUR	1,200	1,711
Morgan Stanley MTN
5.625%, 09/23/19		150	153
5.375%, 08/10/20	EUR	350	484
3.750%, 03/01/13	EUR	1,000	1,429
Nabors Industries
9.250%, 01/15/19		275	347
News America
6.900%, 03/01/19		300	350
Noble Holding International
4.900%, 08/01/20		25	25
Owens Corning
6.500%, 12/01/16		420	457
PNC Funding
5.125%, 02/08/20		300	316
Pregis
5.949%, 04/15/13		50	68
Qwest
7.625%, 06/15/15		260	299
Reynolds American
7.625%, 06/01/16		377	448
7.300%, 07/15/15		195	218
Ryder System
5.850%, 11/01/16		116	128
Tesoro
6.500%, 06/01/17		280	288
Toyota Motor Credit Corp
5.250%, 02/03/12		250	364
Tyco International Group
6.000%, 11/15/13		331	366
United Health Group
6.000%, 02/15/18		135	150
US Bank MTN
4.375%, 02/28/17 (B)	EUR	900	1,261
Weatherford International
9.625%, 03/01/19	USD	275	350
Wellpoint
5.875%, 06/15/17		40	45
Western Union
5.930%, 10/01/16		475	528
Williams Partners
5.250%, 03/15/20		298	311
WM Covered Bond Program MTN
3.875%, 09/27/11	EUR	250	357
Wyndham Worldwide
6.000%, 12/01/16		242	257

			31,291

Total Global Bonds (Cost $401,664) ($ Thousands)			418,537

MORTGAGE-BACKED SECURITIES — 3.8%

Non-Agency Mortgage-Backed Obligation — 3.8%
Arran Residential Mortgages Funding, Ser 2006-1X, Cl BC
1.135%, 04/12/56 (B)(C)	EUR	432	613

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/51		1,200	$1,260
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.431%, 09/25/34 (B)		282	279
Bear Stearns Commercial Mortgage, Ser 2004-PWR3, Cl A4
4.715%, 02/11/41		380	399
Bear Stearns Commercial Mortgage, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41		575	607
Bear Stearns Commercial Mortgage, Ser 2006-PW11, Cl A4
5.623%, 03/11/39 (B)		600	652
Canary Wharf Finance, Ser II, Cl C2
1.327%, 10/22/37 (B)(C)		200	202
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.698%, 12/10/49 (B)		1,140	1,233
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.099%, 12/10/49 (B)		405	444
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
5.110%, 05/25/35 (B)		1,263	1,204
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A3
6.640%, 01/17/32		46	46
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39		1,215	1,276
DBUBS Mortgage Trust, Ser 2001- LC1A, Cl A3
5.002%, 01/01/21		226	234
Eddystone Finance, Ser 2006-1, Cl A
0.983%, 04/19/21		150	219
Eddystone Finance, Ser 2006-1, Cl B
1.153%, 04/19/21 (B)(C)		100	148
Gracechurch Mortgage Financing, Ser 2006-1, Cl C3
1.348%, 11/20/56 (B)(C)	EUR	350	490
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
1.178%, 11/20/56 (B)		1,670	2,343
Granite Master Issuer, Ser 2005-1, Cl A5
1.063%, 12/20/54 (C)	EUR	265	356
Granite Master Issuer, Ser 2006-2, Cl A5
0.983%, 10/15/54 (B)(C)	EUR	523	702

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.134%, 01/25/35 (B)	359	$367
Holmes Master Issuer, Ser 2009- 1, Cl A2
2.439%, 10/15/54 (C)	400	569
Immeo Residential Finance, Ser 2, Cl A
1.186%, 12/15/16 (B)	344	452
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/47	880	928
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.309%, 12/25/34 (B)	329	319
London and Regional Debt Securitisation, Ser 1, Cl A
0.978%, 10/15/14 (B)(C)	150	224
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/44 (B)	420	452
Silverstone, Ser 2009-1, Cl A2
2.226%, 01/21/55	300	483
Storm, Ser 2006-1, Cl A2
1.126%, 04/22/48 (B)	1,172	1,635
Talisman Finance, Ser 7, Cl H
3.266%, 04/22/17 (B)	485	69

		18,205

Total Mortgage-Backed Securities (Cost $18,447) ($ Thousands)		18,205

CORPORATE OBLIGATIONS — 3.2%

United States — 3.2%
AES
7.750%, 03/01/14	110	119
Alcoa
6.150%, 08/15/20	225	238
American Tower
5.050%, 09/01/20	315	306
Anadarko Petroleum
6.375%, 09/15/17	455	501
Bank of America
5.875%, 01/05/21	130	136
CBS
4.300%, 02/15/21	400	378
CCO Holdings
8.125%, 04/30/20 (A)	90	98
CIGNA
5.125%, 06/15/20	154	161
Citigroup
4.750%, 05/19/15	240	252
CMS Energy
8.750%, 06/15/19	225	269
DIRECTV Holdings
6.000%, 08/15/40	150	144
4.600%, 02/15/21	300	292
Duke Realty
6.750%, 03/15/20 (G)	140	156

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Embarq
7.082%, 06/01/16		448	$509
Enterprise Products Operating
5.950%, 02/01/41		225	219
Equities
8.125%, 06/01/19		285	340
Ford Motor Credit
5.750%, 02/01/21		200	197
Fresenius Medical Care
5.750%, 02/15/21		150	145
Goldman Sachs Group
6.000%, 06/15/20		45	48
Hess
8.125%, 02/15/19		141	177
Humana
7.200%, 06/15/18		280	318
6.450%, 06/01/16		40	44
6.300%, 08/01/18		50	54
Huntington Ingalls Industries
7.125%, 03/15/21 (A)		54	56
6.875%, 03/15/18 (A)		54	56
Jefferies Group
6.875%, 04/15/21		154	164
Kinder Morgan Energy Partners
6.550%, 09/15/40		255	263
Lincoln National
8.750%, 07/01/19		128	162
Lorillard Tobacco
6.875%, 05/01/20		375	406
Lyondell Chemical
8.000%, 11/01/17 (A)		135	149
McGraw-Hill
5.900%, 11/15/17		325	355
McKesson
5.250%, 03/01/13		440	471
Mirant Americas Generation
8.500%, 10/01/21		399	415
Mohawk Industries
6.625%, 01/15/16		375	402
Morgan Stanley
5.750%, 01/25/21		130	131
3.450%, 11/02/15		225	221
Motiva Enterprises
5.750%, 01/15/20 (A)		400	437
Motorola
7.500%, 05/15/25		85	96
6.500%, 09/01/25		531	559
Nalco
6.625%, 01/15/19 (A)		150	154
NBC Universal
5.150%, 04/30/20 (A)		200	206
News America
4.500%, 02/15/21 (A)		330	323
Nisource Finance
6.800%, 01/15/19		235	269
Nissan Motor
3.250%, 01/30/13 (A)	USD	430	439
NRG Energy
7.375%, 02/01/16		225	233
Principal Financial Group
7.875%, 05/15/14		290	335

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Ryder System
7.200%, 09/01/15	108	$125
SLM MTN
5.050%, 11/14/14	600	606
Time Warner Cable
7.500%, 04/01/14	385	441
Union Electric
6.700%, 02/01/19	45	52
United States Steel
6.050%, 06/01/17	300	309
UnitedHealth Group
5.950%, 02/15/41	150	151
Valero Energy
9.375%, 03/15/19	345	441
Viacom
5.625%, 09/15/19	325	356
Wachovia Capital Trust III
5.570%, 12/31/49 (B)	385	353
Wal-Mart Stores
5.000%, 10/25/40	85	79
Wellpoint
7.000%, 02/15/19	90	107
WellPoint
4.350%, 08/15/20	145	145
Whirlpool MTN
8.600%, 05/01/14	298	346
Williams
7.875%, 09/01/21	82	102

		15,016

Total Corporate Obligations (Cost $14,218) ($ Thousands)		15,016

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds
4.375%, 11/15/39 to 05/15/40	225	220
3.875%, 08/15/40	5	5
3.500%, 02/15/39	75	63
U.S. Treasury Notes
4.750%, 01/31/12	100	104
4.500%, 11/15/15	1,100	1,220
3.500%, 05/15/20	1,590	1,612
2.000%, 11/30/13	4,300	4,400

Total U.S. Treasury Obligations (Cost $7,548) ($ Thousands)		7,624

ASSET-BACKED SECURITIES — 1.5%
Automotive — 0.3%
Auto Compartiment, Ser 2006-1, Cl B
1.275%, 07/25/17 (B)	500	689
Auto Compartiment, Ser 2007-1, Cl A
1.197%, 02/25/19 (B)	487	687
FTA Santander Auto, Ser 2005-1, Cl A
1.094%, 11/25/21 (B)	47	65
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A2
1.110%, 02/15/12	38	38

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Santander Consumer Finance, Ser 2007-1, Cl A
1.174%, 09/20/22 (C)		137	$190

			1,669

Financials — 0.6%
Citibank Credit Card Issuance Trust, Ser A4, Cl A4
5.375%, 04/11/11	EUR	1,900	2,698

Mortgage Related Securities — 0.1%
Countrywide Asset-Backed Certificates, Ser 2007-2, Cl 2A1
0.312%, 08/25/37 (B)		452	439

Other Asset-Backed Securities — 0.5%
Amstel Corporate Loan Offering, Ser 2007-1, Cl A2
1.195%, 03/25/17 (B)(C)		917	1,269
Lambda Finance, Ser 2005-1X, Cl A2
1.333%, 11/15/29 (B)(C)		205	285
Skyline, Ser 2007-1, Cl D
1.826%, 07/22/43 (B)(C)		200	256
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.403%, 10/25/16		698	706

			2,516

Total Asset-Backed Securities (Cost $6,694) ($ Thousands)			7,322

MUNICIPAL BONDS — 0.1%
State of Illinois, GO
5.877%, 03/01/19		265	265
5.665%, 03/01/18		335	334
5.365%, 03/01/17		15	15

Total Municipal Bonds (Cost $615) ($ Thousands)			614

Total Investments — 97.7% (Cost $449,186) ($ Thousands)			$467,318

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	10

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/4/11-5/3/11	BRL	754	USD	455	$(7)
4/4/11-6/15/11	GBP	79,649	USD	128,422	830
4/4/11-6/15/11	USD	2,955	GBP	1,829	(34)
4/5/11-6/15/11	CAD	21,893	USD	22,380	(107)
4/5/11-6/15/11	EUR	249,761	USD	348,841	(5,362)
4/5/11-6/15/11	JPY	13,304,950	USD	162,550	1,942
4/5/11-6/15/11	MXP	42,565	USD	3,524	(40)
4/5/11-6/15/11	NOK	8,040	USD	1,435	(15)
4/5/11-6/15/11	SEK	41,384	USD	6,452	(96)
4/5/11-6/15/11	USD	20,366	EUR	14,567	288
4/5/11-6/15/11	USD	17,436	JPY	1,432,790	(138)
4/8/11-6/15/11	NZD	5,083	USD	3,816	(58)
4/8/11-6/15/11	USD	2,034	NZD	2,727	43
4/13/11-6/15/11	DKK	11,612	USD	2,152	(56)
4/14/11	USD	786	ZAR	5,737	62
4/14/11-6/15/11	ZAR	23,528	USD	3,294	(177)
4/15/11-6/15/11	USD	28,635	NOK	162,661	689
4/15/11-6/15/11	USD	18,881	SEK	121,376	309
4/28/11	CLP	1,000	USD	2	—
4/28/11	USD	2	CLP	1,000	—
4/29/11	COP	782,882	USD	419	(2)
4/29/11-6/15/11	USD	3,231	KRW	3,606,299	58
6/3/11	AUD	5,900	EUR	4,288	24
6/3/11	CHF	1,852	AUD	2,000	26
6/3/11	CHF	10,267	EUR	7,945	29
6/3/11	EUR	23,710	CHF	30,006	(779)
6/3/11	GBP	6,865	SEK	70,453	142
6/3/11	NOK	21,842	AUD	3,900	64
6/3/11	NOK	46,646	GBP	5,155	(152)
6/3/11-6/15/11	CHF	20,219	USD	21,616	(502)
6/15/11	AUD	6,270	USD	6,234	(189)
6/15/11	CZK	6,873	USD	396	(1)
6/15/11	KRW	84,110	USD	75	(2)
6/15/11	MYR	1,001	USD	329	—
6/15/11	SGD	3,579	USD	2,826	(15)
6/15/11	USD	2,199	AUD	2,217	72
6/15/11	USD	1,710	CAD	1,670	5
6/15/11	USD	738	CHF	685	11
6/15/11	USD	75	CZK	1,290	(1)
6/15/11	USD	949	MXP	11,435	6
6/15/11	USD	376	SGD	475	1
1/13/12	USD	1,946	CNY	12,617	11

					$(3,121)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(22,435)	22,600	$165
Barclays PLC	(106,255)	106,475	220
BNP Paribas	(24,649)	24,822	173
Brown Brothers Harriman	(13,774)	13,865	91
Citigroup	(2,494)	2,489	(6)
Credit Suisse First Boston	(64,981)	65,591	610
Deutsche Bank	(256,382)	253,259	(3,127)
Dewaay, Sebille, Servais, & Cy	(10,993)	11,136	142
Financial Brokerage Group	(226)	225	(1)
Goldman Sachs	(147,719)	146,927	(792)
HSBC	(2,267)	2,235	(33)
JPMorgan Chase Bank	(116,446)	116,806	354
Northern Trust Brokerage	(294)	289	(5)
RBC	(54,259)	53,219	(1,040)
Royal Bank of Scotland	(4,392)	4,436	44
Societe Generale	(19,137)	19,140	3
Standard Bank	(230)	230	(1)
State Street	(46)	47	1
UBS	(29,710)	29,664	(46)
Westpac Banking	(20,953)	21,080	127

			$(3,121)

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-Year Euro$	27	Jun-2011	$(21)
Australian 10-Year Bond	(12)	Jun-2011	5
Australian 3-Year Bond	9	Jun-2011	—
Canadian 10-Year Bond	7	Jun-2011	11
Euro-Bobl	55	Jun-2011	(82)
Euro-Buxl 30 Year Bond	12	Jun-2011	(40)
Euro-Schatz	16	Jun-2011	(11)
Japanese 10-Year Bond	3	May-2011	32
Long Gilt 10-Year Bond	5	Jun-2011	(9)
U.S. 10-Year Treasury Note	(73)	Jun-2011	20
U.S. 2-Year Treasury Note	(58)	Jul-2011	(7)
U.S. 5-Year Treasury Note	(148)	Jul-2011	109
U.S. Long Treasury Bond	(40)	Jun-2011	42

			$49

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

A summary of outstanding interest rate swap agreements held by the Fund at March 31, 2011, is as follows:

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	3.83%	3-Month LIBOR	03/31/20	USD	2,650,000	$(89)

Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500,000	(96)

Deutsche Bank	3.45%	6-Month EUR LIBOR	10/16/19	EUR	3,400,000	(28)

Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000,000	358

JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000,000	486

JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400,000	337

JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR	3,000,000	(100)

JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY	1,300,000,000	147

						$1,015

Percentages are based on a Net Assets of $478,471($ Thousands).

(1)	In local currency unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2011.
(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2011 was $7,566 ($ Thousands) and represented 1.6% of Net Assets.
(D)	Security is when-issued.
(E)	Security in default on interest payments.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Real Estate Investments Trust

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EURIBOR — Euro London Interbank Offered Rate

EUR — Euro

GBP — British Pound Sterling

GO — General Obligation

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Maxican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$418,532	$5	$418,537
Mortgage-Backed Securities	—	18,205	—	18,205
Corporate Obligations	—	15,016	—	15,016
U.S. Treasury Obligations	—	7,623	—	7,623
Asset-Backed Securities	—	7,322	—	7,322
Municipal Bonds	—	614	—	614

Total Investments in Securities	$—	$467,313	$5	$467,318

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$49	$—	$—	$49
Forward Contracts *	(3,121)	—	—	(3,121)
Interest Rate Swaps	—	1,015	—	1,015

Total Other Financial Instruments	$(3,072)	$1,015	$—	$(2,057)

*	Future contracts and forward contracts are valued at the net unrealized appreciation/(depreciation

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Securities
Beginning balance as of October 1, 2010	$5
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$5

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Quarterly Holdings / March 31, 2011	12

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 91.3%

Argentina — 5.4%
Capex
10.000%, 03/10/18 (A)		329	$322
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		610	628
IRSA
11.500%, 07/20/20		351	398
Province of Buenos Aires
9.625%, 04/18/28 (A)(B)		1,605	1,356
9.625%, 04/18/28 (B)		595	503
9.375%, 09/14/18 (B)		470	414
Province of Medoza
5.500%, 09/04/18 (B)		320	269
Province of Neuquen
8.656%, 10/18/14 (A)(B)		139	145
Republic of Argentina
8.819%, 12/15/35 (C)		872	171
8.750%, 06/02/17		1,000	1,019
8.280%, 12/31/33		3,364	2,999
8.280%, 12/31/33		4,508	4,019
7.896%, 12/15/35 (C)		11,280	2,211
7.820%, 12/31/33	EUR	2,115	2,274
7.820%, 12/31/33	EUR	3,166	3,404
7.820%, 12/31/33 (C)	EUR	4,219	4,514
7.593%, 12/15/35 (C)		7,788	1,225
7.000%, 10/03/15		4,600	4,335
7.000%, 10/03/15		800	754
7.000%, 09/12/13		2,011	2,051
7.000%, 04/17/17		3,487	3,118
5.830%, 12/31/33 (C)	ARS	11,929	4,746
3.117%, 12/15/35 (C)		4,360	704
2.500%, 03/31/19 (D)		3,940	1,700
1.595%, 12/15/35 (C)		4,031	790
0.677%, 08/03/12 (C)		9,155	2,229
Tarjeta Naranja
9.000%, 01/28/17 (A)		516	521
Transportadora Gas Norte
7.500%, 12/31/12 (B)(D)		130	62
7.500%, 12/31/12 (A)(B)(D)		260	125
7.500%, 12/31/12 (E)		420	202
6.500%, 12/31/12 (A)(B)(D)		30	14
6.500%, 12/31/12 (B)(D)		81	39
6.500%, 12/31/12 (B)(D)		72	35
WPE International
10.375%, 09/30/20		850	880

			48,176

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Bahrain — 0.2%
Kingdom of Bahrain
5.500%, 03/31/20		400	$381
5.500%, 03/31/20 (A)		1,457	1,388

			1,769

Barbados — 0.4%
Columbus International
11.500%, 11/20/14 (A)		1,600	1,844
11.500%, 11/20/14		1,432	1,650
Government of Barbados
7.000%, 08/04/22 (A)		300	306

			3,800

Belarus — 0.0%
Republic of Belarus
8.950%, 01/26/18		300	262

Belize — 0.0%
Government of Belize
6.000%, 02/20/29 (B)		400	335

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
0.000%, 12/11/17 (B)(C)	DEM	2,108	1,117

Brazil — 7.2%
Banco Cruzeiro do Sul
8.875%, 09/22/20		384	375
8.875%, 09/22/20 (A)		1,144	1,118
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		1,725	1,880
5.500%, 07/12/20 (A)		400	407
Banco Votorantim
7.375%, 01/21/20 (A)		720	756
BM&F Bovespa
5.500%, 07/16/20 (A)		163	167
BR Malls International Finance
8.500%, 12/31/49		345	361
BR Properties SA
9.000%, 12/31/49		762	757
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/13		10,700	6,312
CSN Resources
6.500%, 07/21/20 (A)		458	488

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Federal Republic of Brazil
11.000%, 08/17/40		150	$202
10.125%, 05/15/27		2,555	3,871
10.000%, 01/01/21		1,265	658
10.000%, 01/01/21		5,000	2,682
8.875%, 04/15/24		1,520	2,067
8.750%, 02/04/25		598	807
8.250%, 01/20/34		3,710	4,907
7.125%, 01/20/37		1,685	1,993
5.875%, 01/15/19		3,517	3,895
5.625%, 01/07/41		1,050	1,032
4.875%, 01/22/21		800	816
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,358	1,473
General Shopping Finance
10.000%, 12/31/49		812	826
Gerdau Trade
5.750%, 01/30/21 (A)		452	458
JBS Finance II
8.250%, 01/29/18		1,820	1,870
8.250%, 01/29/18		500	514
JPM
10.000%, 12/12/11		1,265	678
Minerva Overseas
10.875%, 11/15/19		310	342
10.875%, 11/15/19		529	583
Nota Do Tesouro Nacional
10.000%, 01/01/21	BRL	16,554	8,608
10.000%, 01/01/17	BRL	2,200	1,197
6.000%, 05/15/15	BRL	6,700	8,184
6.000%, 08/15/20	BRL	1,600	1,924
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)		1,025	1,080
Petrobras International Finance - Pifco
6.750%, 01/27/41		340	350
5.375%, 01/27/21		423	424
Voto-Votorantim
6.750%, 04/05/21 (A)		306	324
6.625%, 09/25/19 (A)		490	517

			64,903

Chile — 0.8%
Banco Estado
4.125%, 10/07/20 (A)		700	654
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		550	586
6.250%, 07/08/19		700	746
5.250%, 08/10/20 (A)		500	499
Inversiones Alsacia
8.000%, 08/18/18		1,000	946
Nacional del Cobre de Chile
7.500%, 01/15/19		500	604
6.150%, 10/24/36		2,200	2,415
3.750%, 11/04/20 (A)		1,200	1,122

			7,572

China — 1.0%
Country Garden Holdings
11.125%, 02/23/18		200	203

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Evergrande Real Estate
13.000%, 01/27/15		155	$159
13.000%, 01/27/15		708	728
Hidili Industry International Development
8.625%, 11/04/15		405	407
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		400	399
Kaisa Group Holdings Ltd.
13.500%, 04/28/15		539	541
Sinochem Overseas Capital
6.300%, 11/12/40		250	246
6.300%, 11/12/40 (A)		616	607
4.500%, 11/12/20 (A)		4,856	4,600
Sino-Forest Corporation
6.250%, 10/21/17 (A)(F)		430	418
Texhong Textile Group
7.625%, 01/19/16		255	258
West China Cement
7.500%, 01/25/16 (A)		200	202

			8,768

Colombia — 4.1%
Bogota Distrio Capital
9.750%, 07/26/28 (A)	COP	9,020,000	5,592
Ecopetrol
7.625%, 07/23/19 (A)		500	576
Republic of Colombia
11.750%, 02/25/20		1,645	2,474
10.375%, 01/28/33		400	601
10.000%, 07/24/24	COP	1,229,000	723
8.125%, 05/21/24		2,250	2,850
7.375%, 03/18/19		4,470	5,364
7.375%, 09/18/37		10,300	12,231
7.375%, 01/27/17		3,957	4,669
6.125%, 01/18/41		1,275	1,301

			36,381

Croatia — 1.3%
Government of Croatia
6.750%, 11/05/19		1,583	1,658
6.625%, 07/14/20 (A)(F)		5,168	5,333
6.375%, 03/24/21 (A)		3,408	3,412
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,100	1,262

			11,665

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	450	695

Dominican Republic — 0.2%
Cap Cana
10.000%, 04/30/16		874	446
10.000%, 04/30/16		844	595

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Republic of Dominican Republic
7.500%, 05/06/21 (A)	750	$763

		1,804

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15	550	539

Egypt — 0.4%
Government of Egypt
6.875%, 04/30/40	600	548
5.750%, 04/29/20 (A)	800	778
5.750%, 04/29/20	900	872
Nile Finance
5.250%, 08/05/15	750	722
Orascom Telecom Finance SCA
7.875%, 02/08/14	857	861

		3,781

El Salvador — 0.9%
El Salvador Government International Bond
7.650%, 06/15/35	250	249
7.625%, 02/01/41 (A)	950	933
Republic of El Salvador
8.250%, 04/10/32	250	271
7.650%, 06/15/35	4,336	4,321
7.375%, 12/01/19	400	432
7.375%, 12/01/19 (A)	930	1,006
Telemovil Finance
8.000%, 10/01/17 (A)	900	934

		8,146

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17	200	235

Georgia — 0.4%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12	1,850	1,868
Republic of Georgia
7.500%, 04/15/13	1,950	2,082

		3,950

Germany — 0.2%
Deutsche Bank MTN
9.375%, 02/13/18 (A)	1,626	1,634

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (A)	500	565
8.500%, 10/04/17	1,416	1,572

		2,137

Hong Kong — 0.5%
Bank of China Hong Kong
5.550%, 02/11/20 (A)	1,700	1,745

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
China Oriental Group
8.000%, 08/18/15 (A)		1,774	$1,863
Hutchison Whampoa International
6.000%, 12/31/49 (C)		399	405
PCCW-HKT Capital No. 4
4.250%, 02/24/16		431	428

			4,441

Hungary — 0.6%
Republic of Hungary
7.625%, 03/29/41		1,070	1,071
6.375%, 03/29/21		2,834	2,837
6.250%, 01/29/20		1,200	1,221
4.750%, 02/03/15		187	188

			5,317

India — 0.1%
Axis Bank
4.750%, 05/02/16 (A)(F)		309	309
ICICI Bank
5.750%, 11/16/20 (A)(F)		623	614
Reliance Holdings USA
6.250%, 10/19/40		300	284

			1,207

Indonesia — 5.1%
Bakrie Telecom Pte
11.500%, 05/07/15		432	461
BLT Finance BV
7.500%, 05/15/14		300	260
Indosat Palapa BV
7.375%, 07/29/20 (A)		552	607
JPMorgan Chase Bank MTN
11.000%, 09/17/25	IDR	14,403,000	1,940
Majapahit Holding
8.000%, 08/07/19		400	454
8.000%, 08/07/19 (A)		500	568
7.875%, 06/29/37 (A)(B)		355	386
7.750%, 01/20/20		300	337
7.750%, 10/17/16		750	843
7.750%, 01/20/20 (A)		350	394
7.250%, 10/17/11		750	770
PT Adaro
7.625%, 10/22/19 (A)		305	337
PT Bumi
7.301%, 03/02/12		776	776
7.301%, 03/02/12		973	973

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Republic of Indonesia
12.800%, 06/17/21	IDR	6,389,000	$970
11.625%, 03/04/19		5,203	7,466
11.625%, 03/04/19 (A)		1,425	2,045
11.000%, 11/15/20	IDR	14,300,000	1,969
10.375%, 05/04/14		1,350	1,642
8.500%, 10/12/35		3,100	3,991
8.500%, 10/12/35		550	708
7.750%, 01/17/38		319	380
7.750%, 01/17/38		5,065	6,040
7.500%, 01/15/16		1,150	1,332
7.250%, 04/20/15		130	148
6.875%, 01/17/18		2,050	2,322
6.875%, 03/09/17		1,289	1,455
6.875%, 01/17/18 (A)		1,400	1,586
6.750%, 03/10/14		950	1,049
6.750%, 03/10/14 (A)		350	388
6.625%, 02/17/37		1,050	1,123
5.875%, 03/13/20 (A)		1,374	1,465
Star Energy
11.500%, 02/12/15		400	458

			45,643

Iraq — 1.5%
Republic of Iraq
5.800%, 01/15/28		14,160	12,992

Ivory Coast — 0.2%
Government of Ivory Coast
2.500%, 12/31/32 (E)		3,863	1,787

Jamaica — 0.3%
Digicel Group
10.500%, 04/15/18		960	1,099
9.125%, 01/15/15 (A)		592	619
8.875%, 01/15/15 (A)		1,050	1,093

			2,811

Jordan — 0.2%
Kingdom of Jordan
3.875%, 11/12/15		1,850	1,693

Kazakhstan — 4.5%
BTA Bank JSC
113.760%, 07/01/20 (A)(C)		2,492	210
10.750%, 01/01/13 (A)(D)		1,202	1,277
10.750%, 01/01/13 (D)		264	280
CenterCredit International
8.625%, 01/30/14		2,400	2,451
Development Bank of Kazakhstan JSC
5.500%, 12/20/15 (A)		650	678
Halyk Savings Bank of Kazakhstan JSC
7.250%, 01/28/21 (A)		1,200	1,215
HSBK Europe
7.250%, 05/03/17		960	994

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Kazatoprom
6.250%, 05/20/15		500	$531
Kazkommerts International
8.700%, 04/07/14 (C)		1,300	1,222
8.500%, 04/16/13		1,150	1,190
8.000%, 11/03/15		1,900	1,943
7.875%, 04/07/14		500	514
7.500%, 11/29/16 (B)		2,550	2,518
6.875%, 02/13/17	EUR	450	607
6.250%, 05/20/15		1,123	1,193
Kazkommertsbank MTN
12.850%, 12/18/12		600	633
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/15 (A)		2,673	3,344
11.750%, 01/23/15		350	437
9.125%, 07/02/18 (A)		2,650	3,206
9.125%, 07/02/18		1,329	1,604
8.375%, 07/02/13		3,000	3,322
7.000%, 05/05/20		2,190	2,360
7.000%, 05/05/20 (A)		1,626	1,752
KazMunayGas National
6.375%, 04/09/21		350	361
6.375%, 04/09/21 (A)		2,826	2,925
Republic of Kazakhstan
6.375%, 10/06/20 (A)		1,400	1,459
Tengizchevroil Finance
6.124%, 11/15/14		286	302
Zhaikmunai Finance BV
10.500%, 10/19/15 (A)		2,049	2,180

			40,708

Lebanon — 0.2%
Republic of Lebanon MTN
9.000%, 03/20/17		100	115
6.375%, 03/09/20		1,200	1,215
5.150%, 11/12/18		300	289

			1,619

Lithuania — 0.8%
Republic of Lithuania
7.375%, 02/11/20 (A)		1,100	1,225
7.375%, 02/11/20		1,850	2,063
6.750%, 01/15/15 (A)		1,550	1,687
6.125%, 03/09/21 (A)		737	752
5.125%, 09/14/17 (A)		1,175	1,179

			6,906

Malaysia — 3.1%
Axiata SPV1 Labuan Ltd.
5.375%, 04/28/20		250	255
Government of Malaysia
3.835%, 08/12/15	MYR	5,740	1,915
3.741%, 02/27/15	MYR	10,560	3,515
Malaysia Sukuk Global
3.928%, 06/04/15 (A)		400	417
Petroliam Nasional
7.625%, 10/15/26		925	1,181

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Petronas Capital
7.875%, 05/22/22 (A)		250	$318
7.875%, 05/22/22		7,405	9,440
5.250%, 08/12/19		1,200	1,275
5.250%, 08/12/19 (A)		9,245	9,826

			28,142

Mexico — 8.8%
Alestra
11.750%, 08/11/14		620	719
Axtel
9.000%, 09/22/19		895	859
7.625%, 02/01/17 (A)		109	103
BBVA Bancomer
6.008%, 05/17/22 (C)		670	646
Cemex
9.250%, 05/12/20 (A)		1,500	1,554
9.000%, 01/11/18 (A)		398	417
0.441%, 09/30/15 (A)(C)		1,137	1,129
Cemex Espana
8.875%, 05/12/17		51	71
Cemex Finance
9.500%, 12/14/16		500	539
Cemex Finance Europe BV
4.750%, 03/05/14		473	631
Desarrolladora Homex
7.500%, 09/28/15		225	232
GEO
9.250%, 06/30/20 (A)		1,190	1,324
9.250%, 06/30/20		500	556
Grupo Senda
10.500%, 10/03/15		3,665	3,812
Hipotecaria Su Casita
8.500%, 10/04/16 (A)		189	79
8.500%, 10/04/16		65	27
Mexican Bonos
9.000%, 06/20/13		7,200	643
8.500%, 12/13/18	MXN	44,600	4,011
8.000%, 06/11/20	MXN	74,530	6,465
7.500%, 06/21/12		7,600	658
Mexican Bonos, Ser M10
8.000%, 12/17/15	MXN	21,200	1,863
7.750%, 12/14/17		42,900	3,719
7.250%, 12/15/16	MXN	54,500	4,628
Mexican Bonos, Ser MI10
9.500%, 12/18/14	MXN	10,161	934
9.000%, 12/20/12		28,270	2,510
Mexican Udibonos
4.000%, 06/13/19		4,770	1,925
NII Capital
10.000%, 08/15/16		3,259	3,715
7.625%, 04/01/21		750	767
Oceanografia
11.250%, 07/15/15		1,029	535
Pemex Finance
9.150%, 11/15/18		1,595	2,029
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,546	2,554
5.750%, 03/01/18		1,505	1,592

Description	Face Amount) (1) (Thousands)	Market Value ($ Thousands)
Petroleos Mexicanos
8.000%, 05/03/19	700	$841
6.000%, 03/05/20 (A)	300	318
United Mexican States MTN
8.300%, 08/15/31 (F)	6,304	8,403
6.625%, 03/03/15	1,550	1,775
6.050%, 01/11/40	3,500	3,623
5.950%, 03/19/19	1,450	1,616
5.625%, 01/15/17	2,500	2,758
5.125%, 01/15/20	2,208	2,310
United Mexican States, Ser A MTN
8.000%, 09/24/22	2,267	2,992
6.750%, 09/27/34	2,748	3,100

		78,982

Morocco — 0.3%
Kingdom of Morocco
4.500%, 10/05/20	2,100	2,692

Nigeria — 0.2%
Afren
11.500%, 02/01/16 (A)	950	1,000
Nigeria Government International Bond
6.750%, 01/28/21 (A)	500	495
UBS
9.350%, 08/29/10 (A)(B)(C)	750	512

		2,007

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (B)	2,250	338

Pakistan — 0.4%
Republic of Pakistan
7.125%, 03/31/16	2,460	2,083
6.875%, 06/01/17	2,140	1,750

		3,833

Panama — 1.9%
Republic of Panama
9.375%, 04/01/29	3,788	5,341
9.375%, 01/16/23	560	729
8.875%, 09/30/27	2,125	2,869
8.125%, 04/28/34	820	1,041
7.250%, 03/15/15	1,473	1,712
6.700%, 01/26/36	4,161	4,671
5.200%, 01/30/20	444	471

		16,834

Peru — 2.1%
Banco de Credito del Peru
5.375%, 09/16/20 (A)	1,007	952
Continental Senior Trustees Cayman
5.500%, 11/18/20 (A)	771	725
Inkia Energy
8.375%, 04/04/21	460	462

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Interoceanica IV Finance
3.951%, 11/30/25 (A)(B)(G)	905	$461
3.759%, 11/30/18 (A)(B)(G)	408	326
Peru Enhanced Pass-Through Finance
3.716%, 05/31/18 (A)(B)(G)	545	453
3.679%, 05/31/18 (G)	202	168
Republic of Peru
8.750%, 11/21/33	6,429	8,631
8.375%, 05/03/16	600	737
7.350%, 07/21/25	4,510	5,360
7.125%, 03/30/19	797	941

		19,216

Philippines — 4.5%
National Power
9.625%, 05/15/28 (B)	1,100	1,452
Power Sector
7.390%, 12/02/24	800	912
7.390%, 12/02/24	700	798
7.250%, 05/27/19	150	171
Republic of the Philippines
10.625%, 03/16/25	2,850	4,229
9.500%, 02/02/30	2,770	3,899
8.875%, 03/17/15	75	92
8.375%, 06/17/19	1,500	1,890
7.750%, 01/14/31	5,923	7,144
7.500%, 09/25/24	7,320	8,702
6.375%, 10/23/34	4,268	4,492
5.500%, 03/30/26	2,260	2,232
4.950%, 01/15/21	69,000	1,558
4.000%, 01/15/21	2,456	2,315

		39,886

Poland — 1.6%
Polish Television Holding
11.000%, 11/15/14 (A)(D)	600	902
Republic of Poland
6.375%, 07/15/19	9,629	10,715
4.000%, 03/23/21	736	950
TVN Finance
10.750%, 11/15/17 (A)	EUR1,300	2,048

		14,615

Qatar — 1.7%
Government of Qatar
9.750%, 06/15/30	425	607
6.400%, 01/20/40 (A)	710	747
6.400%, 01/20/40	500	526
5.250%, 01/20/20 (A)	6,150	6,384
4.000%, 01/20/15 (A)	300	310
Qatari Diar Finance
5.000%, 07/21/20 (A)	2,000	1,977

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Qtel International Finance MTN
7.875%, 06/10/19	2,674	$3,129
6.500%, 06/10/14 (A)	200	219
5.000%, 10/19/25 (A)	1,139	1,005
4.750%, 02/16/21 (A)	457	426

		15,330

Russia — 7.6%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)	675	714
Alfa Diversified Payment Rights Finance MTN
2.202%, 12/15/11 (A)(C)	84	77
Alfa Invest MTN
9.250%, 06/24/13 (A)(B)	750	821
Alfa Issuance MTN
8.000%, 03/18/15	417	449
Alrosa Finance
7.750%, 11/03/20 (A)	628	673
BOM Capital
6.699%, 03/11/15	1,200	1,271
Edel Capital for Sinek Capital
7.700%, 08/03/15	500	536
Gaz Capital MTN
8.625%, 04/28/34	470	580
MTS International Funding
8.625%, 06/22/20 (A)	1,640	1,876
Novatek Finance
6.604%, 02/03/21 (A)	2,158	2,266
RSHB Capital
7.750%, 05/29/18	450	503
Russian Federation Registered
12.750%, 06/24/28	2,310	4,040
7.500%, 03/31/30	26,624	31,034
Russian Foreign Bond - Eurobond
5.000%, 04/29/20	100	101
5.000%, 04/29/20 (A)	1,500	1,517
3.625%, 04/29/15	500	506
RZD Capital MTN
5.739%, 04/03/17	650	677
SCF Capital
5.375%, 10/27/17 (A)	1,600	1,570
Severstal OAO Via Steel Capital
6.700%, 10/25/17 (A)	857	874
Teorema
11.000%, 10/27/09	3,400	340
TNK-BP Finance
6.250%, 02/02/15 (A)	202	217
Vimpel Communications
9.125%, 04/30/18 (A)(B)	600	683
9.125%, 04/30/18	850	964
8.250%, 05/23/16	570	631
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/21 (A)	3,436	3,608

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Vnesheconombank Via VEB Finance
6.902%, 07/09/20 (A)		2,985	$3,212
6.902%, 07/09/20		100	108
6.800%, 11/22/25 (A)		1,000	1,014
5.450%, 11/22/17 (A)		700	710
VTB Bank Via VTB Capital
6.551%, 10/13/20 (A)		960	973
VTB Capital
6.875%, 05/29/18		3,300	3,580
6.609%, 10/31/12 (A)		1,150	1,224
6.250%, 06/30/35		381	404

			67,753

Saudi Arabia — 0.2%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A)		1,500	1,484

Singapore — 0.3%
Sea Product
4.563%, 05/14/10 (B)		2,395	2,035
STATS ChipPAC
7.500%, 08/12/15 (A)		100	109
5.375%, 03/31/16		176	177
Yanlord Land Group
9.500%, 05/04/17		221	219

			2,540

South Africa — 2.9%
Edcon Proprietary
4.276%, 06/15/14 (C)	EUR	2,500	3,033
Edcon Pty
9.500%, 03/01/18 (A)		1,000	1,000
Eskom Holdings
5.750%, 01/26/21 (A)		2,450	2,484
Gold Fields Orogen Holdings
4.875%, 10/07/20		504	484
Myriad International Holding BV
6.375%, 07/28/17 (A)		1,817	1,919
Republic of South Africa
8.500%, 06/23/17		860	1,062
8.000%, 12/21/18		10,950	1,561
7.250%, 01/15/20		6,060	819
6.875%, 05/27/19		2,626	3,049
6.750%, 03/31/21		25,560	3,300
6.500%, 06/02/14		2,195	2,453
5.875%, 05/30/22		1,900	2,040
5.500%, 03/09/20		1,821	1,928
Transnet
4.500%, 02/10/16		560	572

			25,704

South Korea — 0.3%
Export-Import Bank of Korea
8.125%, 01/21/14		720	825
5.875%, 01/14/15		695	761
Republic of Korea
7.125%, 04/16/19		900	1,061

			2,647

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Sri Lanka — 0.2%
Republic of Sri Lanka
7.400%, 01/22/15 (A)	450	$483
6.250%, 10/04/20 (A)	900	875

		1,358

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	485	583

Thailand — 0.4%
True Move
10.750%, 12/16/13 (A)(B)	1,250	1,353
10.750%, 12/16/13	600	650
10.375%, 08/01/14	1,100	1,188

		3,191

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)	1,090	1,322
6.000%, 05/08/22 (A)	335	340
6.000%, 05/08/22 (B)	1,969	1,997

		3,659

Tunisia — 0.3%
Banque Centrale de Tunisie
8.250%, 09/19/27	1,000	1,160
7.375%, 04/25/12	912	953
6.250%, 02/20/13	360	524

		2,637

Turkey — 3.3%
Globus Capital Finance
8.500%, 03/05/12	500	500
Republic of Turkey
11.875%, 01/15/30	850	1,409
9.500%, 01/15/14	500	587
8.000%, 02/14/34	1,700	2,037
7.500%, 11/07/19	3,630	4,229
7.500%, 07/14/17	1,000	1,160
7.375%, 02/05/25	3,070	3,536
7.250%, 03/15/15	850	964
7.250%, 03/05/38	2,790	3,079
7.000%, 09/26/16	938	1,062
7.000%, 06/05/20	570	644
7.000%, 03/11/19	650	735
6.875%, 03/17/36	2,420	2,562
6.750%, 04/03/18	2,900	3,234
6.750%, 05/30/40	2,533	2,628
6.000%, 01/14/41	352	329
5.625%, 03/30/21	450	459

		29,154

Ukraine — 3.7%
Avangardco Investments
10.000%, 10/29/15	567	550
Biz Finance for Ukreximbank
8.375%, 04/27/15	3,763	3,918

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
8.000%, 11/06/15 (B)	215	$204
7.650%, 09/07/11 (B)	500	507
6.800%, 10/04/12	750	763
DTEK Finance BV
9.500%, 04/28/15 (A)	620	656
9.500%, 04/28/15	512	542
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)	550	578
Government of Ukraine
7.950%, 02/23/21 (A)	250	256
7.750%, 09/23/20 (A)	1,140	1,176
7.750%, 09/23/20	250	257
7.650%, 06/11/13	250	263
7.650%, 06/11/13	1,050	1,106
6.875%, 09/23/15 (A)(F)	2,914	3,016
6.875%, 09/23/15	1,186	1,228
6.750%, 11/14/17	850	862
6.580%, 11/21/16 (A)	590	600
6.580%, 11/21/16	1,500	1,521
JSC Commercial Bank
8.000%, 02/06/12	2,850	2,874
Metinvest BV MTN
8.750%, 02/14/18 (A)	1,024	1,060
MHP
10.250%, 04/29/15	1,528	1,635
10.250%, 04/29/15	368	394
Mriya Agro Holding
10.950%, 03/30/16	210	207
NAK Naftogaz Ukraine
9.500%, 09/30/14	7,973	8,770
Springvale Holdings
9.181%, 09/07/09 (B)(C)(E)	1,000	75

		33,018

United Arab Emirates — 2.7%
Dolphin Energy
5.888%, 06/15/19 (A)	461	490
5.888%, 06/15/19	508	539
DP World
6.850%, 07/02/37	2,030	1,868
Dubai DOF Sukuk MTN
6.396%, 11/03/14	800	825
Dubai Electricity & Water Authority
8.500%, 04/22/15 (A)	1,200	1,302
8.500%, 04/22/15	1,078	1,170
7.375%, 10/21/20 (A)	2,216	2,150
Dubai Holding Commercial Operations MTN
6.000%, 02/01/17	250	306
4.750%, 01/30/14	EUR 3,400	4,077
0.662%, 02/01/12 (C)	150	140
Dubai Sukuk Centre
0.677%, 06/13/12 (C)	2,753	2,478

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Emirate of Abu Dhabi
7.750%, 10/05/20		1,050	$1,034
6.750%, 04/08/19 (A)		470	540
6.750%, 04/08/19		1,000	1,146
6.700%, 10/05/15		300	307
Jafz Sukuk
3.679%, 11/27/12 (C)	AED	22,400	5,584

			23,956

United Kingdom — 0.1%
Ferrexpo Finance PLC
7.875%, 04/07/16		608	608

Uruguay — 2.3%
Republic of Uruguay PIK
7.875%, 01/15/33		2,600	3,132
Republic of Uruguay
9.250%, 05/17/17		3,215	4,115
8.000%, 11/18/22		7,707	9,595
7.625%, 03/21/36		2,495	2,982
6.875%, 09/28/25		401	461

			20,285

Venezuela — 4.7%
Government of Venezuela
13.625%, 08/15/18		2,100	2,016
13.625%, 08/15/18		144	138
12.750%, 08/23/22		965	835
10.750%, 09/19/13		400	402
9.375%, 01/13/34		830	564
9.250%, 09/15/27		1,820	1,342
9.250%, 05/07/28		2,530	1,733
9.000%, 05/07/23		5,481	3,782
8.500%, 10/08/14		4,986	4,547
8.250%, 10/13/24		4,005	2,593
7.750%, 10/13/19		1,975	1,358
7.650%, 04/21/25		1,450	884
7.000%, 03/31/38		100	57
7.000%, 12/01/18		230	159
6.000%, 12/09/20		880	521
5.750%, 02/26/16		663	491
Petroleos de Venezuela
8.500%, 11/02/17		1,180	834
5.500%, 04/12/37		3,250	1,484
5.375%, 04/12/27		4,105	1,940
5.250%, 04/12/17		4,497	2,716
5.000%, 10/28/15		4,201	2,793
4.900%, 10/28/14		14,709	10,811

			42,000

Vietnam — 0.2%
Republic of Vietnam
6.875%, 01/15/16		350	376
6.750%, 01/29/20		1,350	1,401

			1,777

Total Global Bonds (Cost $751,743) ($ Thousands)			817,022

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	8

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2011

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS — 2.4%

Angola — 0.2%
Republic of Angola
3.254%, 04/30/16	EUR	1,192	$1,549

Argentina — 0.0%
Endesa Costanera Sociedad Anonima
11.302%, 03/30/12		440	440

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (G)		221	309

Indonesia — 0.2%
PT Bumi
0.505%, 08/07/13		1,743	1,816

Mexico — 0.5%
Altos Hornos Promissory Note No. 5
0.000%, 04/29/99 (B)		2,500	650
Altos Hornos Promissory Note No. 6
0.000%, 04/29/99 (B)		2,500	650
Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%, 12/31/49 (B)		4,500	1,170
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%, 04/11/04 (B)		6,540	1,701

			4,171

Russia — 0.2%
Snegri
10.500%, 04/21/10 (B)		1,962	1,589

Singapore — 1.3%
PACNET Segregated Portfolio PPN
0.000%, 08/31/11 (B)		9,161	8,325
Morton Bay
6.220%, 12/30/09 (B)		3,377	3,375

			11,700

Total Loan Participations (Cost $22,610) ($ Thousands)			21,574

CONVERTIBLE BONDS — 0.4%
BLT International CV to 2,228,997.56 Shares
12.000%, 02/10/15 (A)		300	304

Description	Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)
Firstsource CV to 42,549.14 Shares
6.064%, 12/04/12 (G)	1,900	$2,166
Suzlon Energy CV to 22.683 Shares
3.381%, 06/12/12	810	921
Suzlon Energy CV to 533.2762 Shares
2.513%, 07/25/14 (G)	450	382

Total Convertible Bonds (Cost $3,224) ($ Thousands)		3,773

	Number Of Warrants
WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A, Expires
10/27/11 (B)*	226	—
Teorema Holding B, Expires
10/27/11 (B)*	452	—

		—

Mexico — 0.0%
Mexico Bonos, Expires
04/27/11*	23,200	5
Mexico Bonos, Expires
04/27/11*	23,200	6

		11

Total Warrants (Cost $77) ($ Thousands)		11

AFFILIATED PARTNERSHIP — 0.8%

United States — 0.8%
SEI Liquidity Fund, L.P.
0.200% †**(H)	7,646,679	7,376

Total Affiliated Partnership (Cost $7,647) ($ Thousands)		7,376

Total Investments — 94.9% (Cost $785,301) ($ Thousands)		$849,756

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/4/11-5/3/11	BRL	27,988	USD	16,778	$(400)
4/4/11-5/3/11	USD	16,880	BRL	27,988	299
4/18/11	KRW	4,297,680	USD	3,810	(109)
4/18/11	MXP	47,341	USD	3,900	(71)
4/18/11	USD	5,354	KRW	6,021,425	137
4/18/11	USD	3,920	MXP	47,341	51
4/18/11	USD	2,581	ZAR	18,257	115
4/18/11	ZAR	18,257	USD	2,600	(97)
4/18/11-4/27/11	EUR	20,754	USD	29,166	(273)
4/18/11-5/3/11	USD	5,840	RUB	167,122	33
4/27/11	GBP	187	USD	304	4
4/27/11	USD	145	EUR	102	—
5/3/11	USD	5,660	MYR	17,218	17
5/20/11-8/9/11	CNY	34,474	USD	5,243	(51)
5/20/11-11/14/11	USD	8,534	CNY	56,256	127

					$(218)

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(3,830)	3,867	$37
Barclays PLC	(2,010)	2,006	(4)
Brown Brothers Harriman	(5,380)	5,502	122
Citigroup	(46,861)	46,859	(2)
HSBC	(17,213)	16,983	(230)
International Forex Finance Group	(7,175)	6,993	(181)
JPMorgan Chase Bank	(14,309)	14,304	(5)
Standard Bank	(14,933)	14,978	45

			$(218)

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(18)	Jun-2011	$23
U.S. Ultra Long Treasury Bond	10	Jul-2011	6

			$29

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the fund at March 31, 2011, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation ($Thousands)
HSBC	Republic of Korea 5.000% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,217,000	$121
Barclays Bank PLC	Republic of Korea 5.000% 06/10/22	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,237,000	97

							$218

Percentages are based on a Net Assets of $895,563($ Thousands).

*	Non-income producing security
**	The rate shown is the 7-day effective yield as of March 31, 2011.
†	Affiliated security.
(A)	Variable Rate Security - The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2011.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2011 was $35,997($ Thousands) and represented 4.0% of Net Assets.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2011. The coupon on a step bond changes on a specified date.
(E)	Security in default on interest payments.
(F)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $7,172 ($ Thousands) (See Note 9).
(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(H)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2011 was $7,376 ($ Thousands).

AED — United Arab Emirates Dirham

ARS — Adjustable Rate Mortgage

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

EUR — Euro

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

KWCDC — Korean Won Certificate of Deposit

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PIK — Payment-in-Kind

PLN — Polish Zlotty

PPN — Profit Participating Note

RUB — Russian Ruble

Ser — Series

USD — U.S. Dollar

ZAR — South African Rand

SEI Institutional International Trust / Semi-Annual Report / March 31, 2011	10

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2011

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$817,022	$—	$817,022
Convertible Bonds	—	3,773	—	3,773
Warrants	—	11	—	11
Loan Participations	—	2,256	19,318	21,574
Affiliated Partnership	—	7,376	—	7,376

Total Investments in Securities	$—	$830,438	$19,318	$849,756

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$29	$—	$—	$29
Forwards Contracts *	(219)	—	—	(219)
Total Return Swaps	—	218	—	218

Total Other Financial Instruments	$(190)	$218	$—	$28

*	Future contracts and forward contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Loan Participations
Beginning balance as of October 1, 2010	$21,781
Accrued discounts/premiums	15
Realized gain/(loss)	(5)
Change in unrealized appreciation/(depreciation)	(1,823)
Net purchases/sales	(650)
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$19,318

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

11	SEI Institutional International Trust / Semi-Annual Report / March 31, 2011

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing nominating committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A Nesher
Robert A. Nesher, President & CEO

Date: May 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A Nesher
Robert A. Nesher, President & CEO

Date: May 30, 2011

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: May 30, 2011